UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/10

FEM-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we begin 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	3.8%
Vale S.A., ADR	2.3%
Infosys Technologies Ltd., ADR	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Turkiye Garanti Bankasi A.S.	1.9%
China Construction Bank	1.9%
Petroleo Brasileiro S.A., ADR	1.8%
HTC Corp.	1.7%
Public Bank Berhad	1.7%
OAO Gazprom, ADR	1.6%

Equity sectors
Financial Services	23.9%
Technology	12.7%
Energy	10.4%
Basic Materials	9.9%
Utilities & Communications	9.3%
Retailing	8.7%
Special Products & Services	6.8%
Consumer Staples	4.4%
Autos & Housing	3.8%
Leisure	3.7%
Health Care	3.5%
Industrial Goods & Services	1.7%
Transportation	0.4%

Issuer country weightings
Brazil	16.2%
China	12.2%
South Korea	10.8%
Taiwan	8.4%
India	8.4%
South Africa	7.7%
Hong Kong	6.8%
Mexico	6.1%
Russia	5.2%
Other Countries	18.2%

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2010 through November 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2010 through November 30, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	1.74%	$1,000.00	$1,188.42	$9.55
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
B	Actual	2.49%	$1,000.00	$1,184.15	$13.63
	Hypothetical (h)	2.49%	$1,000.00	$1,012.58	$12.56
C	Actual	2.49%	$1,000.00	$1,184.28	$13.63
	Hypothetical (h)	2.49%	$1,000.00	$1,012.58	$12.56
I	Actual	1.48%	$1,000.00	$1,189.91	$8.12
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
R1	Actual	2.47%	$1,000.00	$1,184.31	$13.53
	Hypothetical (h)	2.47%	$1,000.00	$1,012.68	$12.46
R2	Actual	1.98%	$1,000.00	$1,187.09	$10.86
	Hypothetical (h)	1.98%	$1,000.00	$1,015.14	$10.00
R3	Actual	1.75%	$1,000.00	$1,188.36	$9.60
	Hypothetical (h)	1.75%	$1,000.00	$1,016.29	$8.85
R4	Actual	1.48%	$1,000.00	$1,189.92	$8.12
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)

Airlines - 0.4%
Copa Holdings S.A., “A”	37,730	$2,104,201
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	18,400	951,464

		$3,055,665
Alcoholic Beverages - 0.7%
Companhia de Bebidas das Americas, ADR	34,980	$4,744,687

Apparel Manufacturers - 3.0%
Cia.Hering S.A.	235,800	$4,151,873
Li & Fung Ltd.	1,636,000	10,197,216
Stella International Holdings	3,377,500	6,837,555

		$21,186,644
Automotive - 1.3%
Mando Corp. (a)	78,830	$9,008,949

Broadcasting - 0.5%
Grupo Televisa S.A., ADR	143,840	$3,351,472

Brokerage & Asset Managers - 1.8%
BM&F Bovespa S.A.	507,300	$3,861,113
Bolsa Mexicana de Valores S.A. de C.V.	975,400	2,031,351
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	224,500	2,646,183
Hong Kong Exchanges & Clearing Ltd.	169,400	3,880,988

		$12,419,635
Business Services - 4.1%
Cielo S.A.	395,410	$3,436,142
Infosys Technologies Ltd., ADR	250,330	16,559,330
Kroton Educacional S.A., IEU (a)	333,243	3,665,556
LPS Brasil - Consultoria de Imoveis S.A.	144,300	3,345,343
Redecard S.A.	184,700	2,407,585

		$29,413,956
Cable TV - 1.4%
Naspers Ltd.	192,062	$9,585,837

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.3%
Totvs S.A.	23,300	$2,315,052

Computer Software - Systems - 2.7%
Acer, Inc.	2,764,161	$8,161,223
Hon Hai Precision Industry Co. Ltd.	2,199,496	7,828,929
NICE Systems Ltd., ADR (a)	102,280	3,133,859

		$19,124,011
Conglomerates - 2.0%
Alfa S.A de C.V., “A”	391,430	$3,609,389
First Pacific Co. Ltd.	11,884,000	10,269,235

		$13,878,624
Construction - 2.5%
Anhui Conch Cement Co. Ltd.	2,098,000	$8,916,047
Corporacion GEO S.A.B. de C.V., “B” (a)	650,950	2,098,661
Corporacion Moctezuma S.A. de C.V.	1,017,900	2,397,073
Duratex S.A.	183,944	2,102,708
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,055,590	2,413,961

		$17,928,450
Consumer Products - 2.0%
Dabur India Ltd.	3,660,191	$7,466,359
Hengan International Group Co. Ltd.	588,500	5,426,408
Kimberly-Clark de Mexico S.A. de C.V., “A”	221,070	1,354,451

		$14,247,218
Consumer Services - 0.7%
Anhanguera Educacional Participacoes S.A., IEU	208,000	$4,825,755

Electronics - 7.8%
Samsung Electronics Co. Ltd.	38,280	$27,272,106
Seoul Semiconductor Co. Ltd.	92,570	3,097,909
Siliconware Precision Industries Co. Ltd.	8,955,000	9,327,360
Taiwan Semiconductor Manufacturing Co. Ltd.	6,848,695	14,244,477
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	158,899	1,708,164

		$55,650,016
Energy - Independent - 5.5%
Bankers Petroleum Ltd. (a)	548,885	$3,544,988
China Shenhua Energy Co. Ltd.	1,400,500	5,888,698
CNOOC Ltd.	3,768,000	8,171,578
INPEX Corp.	882	4,536,994

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
PTT Exploration & Production Ltd.	715,400	$3,952,094
Reliance Industries Ltd.	383,014	8,227,059
Turkiye Petrol Rafinerileri AS	183,508	4,453,782

		$38,775,193
Energy - Integrated - 4.6%
LUKOIL, ADR	152,280	$8,346,467
OAO Gazprom, ADR	514,350	11,439,144
Petroleo Brasileiro S.A., ADR	404,150	13,110,626

		$32,896,237
Food & Beverages - 1.0%
Grupo Continental S.A.	1,136,220	$3,211,759
Tiger Brands Ltd.	146,822	3,837,834

		$7,049,593
Food & Drug Stores - 1.1%
Dairy Farm International Holdings Ltd.	391,500	$3,496,095
Shoprite Group PLC	329,229	4,478,842

		$7,974,937
Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS	153,150	$1,339,817

Gaming & Lodging - 1.8%
Genting Berhad	738,400	$2,354,488
Sands China Ltd. (a)	4,844,800	10,419,461

		$12,773,949
General Merchandise - 2.4%
Bim Birlesik Magazalar A.S.	185,646	$6,326,456
Shinsegae Co. Ltd.	21,575	10,551,169

		$16,877,625
Insurance - 2.9%
Brazil Insurance Participacoes e Administracao S.A. (a)	5,400	$5,149,306
China Pacific Insurance Co. Ltd.	2,429,800	9,669,009
Samsung Fire & Marine Insurance Co. Ltd.	34,162	5,627,861

		$20,446,176
Internet - 0.2%
Universo Online S.A., IPS	210,900	$1,345,647

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.7%
Beml Ltd.	99,710	$2,135,882
Sinotruk Hong Kong Ltd.	5,018,000	5,299,043
TK Corp. (a)	230,254	4,786,201

		$12,221,126
Major Banks - 3.7%
Bank of China Ltd.	16,367,000	$8,768,299
Erste Group Bank AG	112,139	4,386,514
Standard Chartered PLC	345,581	9,506,137
Standard Chartered PLC	141,618	3,813,041

		$26,473,991
Medical & Health Technology & Services - 1.6%
Diagnosticos da America S.A.	472,500	$6,062,639
Fleury S.A.	413,500	5,498,542

		$11,561,181
Metals & Mining - 7.1%
Grupo Mexico S.A.B. de C.V., “B”	934,465	$3,175,138
Maanshan Iron & Steel Co. Ltd.	4,742,000	2,497,686
Magnitogorsk Iron & Steel Works, GDR	301,100	3,896,234
Mining & Metallurgical Co. Norilsk Nickel, ADR	265,250	5,297,043
Novolipetsk Steel, GDR	106,800	3,962,280
POSCO	8,807	3,452,459
Steel Authority of India Ltd.	2,083,769	8,022,181
Ternium S.A., ADR	60,650	2,073,017
Usinas Siderurgicas de Minas Gerais S.A., IPS	153,350	1,672,486
Vale S.A., ADR	525,090	16,634,851

		$50,683,375
Network & Telecom - 1.7%
HTC Corp.	427,183	$11,841,865

Oil Services - 0.3%
Tenaris S.A., ADR	52,620	$2,240,560

Other Banks & Diversified Financials - 13.6%
Banco Compartamos S.A.	223,700	$1,858,657
Banco Santander Chile, ADR	18,430	1,687,819
Banco Santander S.A., IEU	340,700	4,401,321
Bancolombia S.A., ADR	28,580	1,763,386
Bank Negara Indonesia PT	1,191,000	533,933
China Construction Bank	14,833,000	13,390,598

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
China Merchants Bank Co. Ltd.	404,002	$1,045,761
Commercial International Bank, GDR	807,200	5,876,416
Credicorp Ltd.	23,890	2,863,694
CSU Cardsystem S.A.	934,140	3,781,017
Hana Financial Group, Inc.	229,910	7,535,432
Housing Development Finance Corp. Ltd.	726,850	10,877,009
ICICI Bank Ltd.	250,620	6,238,054
Itau Unibanco Multiplo S.A., ADR	147,691	3,445,631
Komercni Banka A.S.	28,162	5,933,638
Public Bank Berhad	54,252	219,235
Public Bank Berhad	2,943,000	11,799,874
Turkiye Garanti Bankasi A.S.	2,463,432	13,661,163

		$96,912,638
Pharmaceuticals - 1.9%
Genomma Lab Internacional S.A., “B” (a)	1,650,800	$3,846,511
Teva Pharmaceutical Industries Ltd., ADR	189,340	9,474,574

		$13,321,085
Precious Metals & Minerals - 1.4%
Anglo American Platinum Corp. Ltd. (a)	57,538	$5,366,238
Gold Fields Ltd.	275,367	4,490,352

		$9,856,590
Real Estate - 1.8%
Brasil Brokers Participacoes	896,800	$4,916,552
China Overseas Land & Investment Ltd.	2,378,000	4,569,131
Hang Lung Properties Ltd.	754,000	3,510,206

		$12,995,889
Specialty Chemicals - 1.2%
Formosa Plastics Corp.	2,190,000	$6,516,296
Mexichem S.A.B de C.V.	656,500	2,239,078

		$8,755,374
Specialty Stores - 2.2%
Lewis Group Ltd.	531,201	$5,739,839
Truworths International Ltd.	1,004,622	10,198,130

		$15,937,969
Telecommunications - Wireless - 4.8%
America Movil S.A.B. de C.V., “L”, ADR	189,040	$10,673,198
China Mobile Ltd.	544,500	5,430,906

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Mobile TeleSystems OJSC, ADR	192,935	$4,045,847
MTN Group Ltd.	659,690	11,263,397
Vivo Participacoes S.A., ADR	85,740	2,475,314

		$33,888,662
Telephone Services - 2.6%
China Unicom Ltd., ADR	475,280	$6,387,763
Empresa Nacional de Telecomunicaciones S.A.	102,031	1,717,094
PT XL Axiata Tbk (a)	16,933,000	10,496,436

		$18,601,293
Tobacco - 0.7%
KT&G Corp.	93,965	$5,081,599

Utilities - Electric Power - 1.9%
CPFL Energia S.A.	65,500	$1,516,593
Eletropaulo Metropolitana S.A., IPS	152,240	2,750,726
Enersis S.A., ADR	80,460	1,914,143
Equatorial Energia S.A.	139,600	984,349
Manila Water Co., Inc.	7,759,000	3,339,138
Tractebel Energia S.A.	173,150	2,734,691

		$13,239,640
Total Common Stocks (Identified Cost, $544,997,613)		$703,827,982

	Strike Price	First Exercise

Rights - 0.1%
Other Banks & Diversified Financials - 0.1%
China Construction Bank (1 share for 1 right) (Identified Cost, $0) (a)	HKD 4.38	12/10/2010	1,036,490	$351,054

Money Market Funds (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value			4,542,862	$4,542,862
Total Investments (Identified Cost, $549,540,475)				$708,721,898

Other Assets, Less Liabilities - 0.2%				1,401,946
Net Assets - 100.0%				$710,123,844

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

HKD	Hong Kong Dollar

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $544,997,613)	$704,179,036
Underlying funds, at cost and value	4,542,862
Total investments, at value (identified cost, $549,540,475)	$708,721,898
Foreign currency, at value (identified cost, $3,589,142)	3,574,340
Receivables for
Investments sold	1,436,608
Fund shares sold	1,189,421
Interest and dividends	669,254
Other assets	199
Total assets	$715,591,720
Liabilities
Payables for
Investments purchased	$3,186,234
Fund shares reacquired	1,142,565
Payable to affiliates
Investment adviser	40,279
Shareholder servicing costs	148,669
Distribution and service fees	9,169
Administrative services fee	541
Payable for independent Trustees’ compensation	2,926
Deferred country tax expense payable	625,982
Accrued expenses and other liabilities	311,511
Total liabilities	$5,467,876
Net assets	$710,123,844
Net assets consist of
Paid-in capital	$626,967,064
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $625,982 deferred country tax)	158,542,215
Accumulated net realized gain (loss) on investments and foreign currency transactions	(78,147,626)
Undistributed net investment income	2,762,191
Net assets	$710,123,844
Shares of beneficial interest outstanding	22,345,248

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$283,491,483	9,025,728	$31.41
Class B	30,013,864	1,014,600	29.58
Class C	64,628,875	2,234,854	28.92
Class I	322,848,357	9,776,018	33.02
Class R1	382,499	13,199	28.98
Class R2	452,879	15,482	29.25
Class R3	4,780,775	153,067	31.23
Class R4	3,525,112	112,300	31.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.33 [100 / 94.25 x $31.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,835,625
Interest	258
Dividends from underlying funds	7,827
Foreign taxes withheld	(669,918)
Total investment income	$6,173,792
Expenses
Management fee	$3,148,744
Distribution and service fees	768,055
Shareholder servicing costs	718,682
Administrative services fee	45,382
Independent Trustees’ compensation	10,446
Custodian fee	420,874
Shareholder communications	27,712
Auditing fees	35,942
Legal fees	3,538
Miscellaneous	76,790
Total expenses	$5,256,165
Fees paid indirectly	(340)
Reduction of expenses by investment adviser	(1,157)
Net expenses	$5,254,668
Net investment income	$919,124
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $31,697 country tax)	$17,508,266
Foreign currency transactions	(776,046)
Net realized gain (loss) on investments and foreign currency transactions	$16,732,220
Change in unrealized appreciation (depreciation)
Investments (net of $106,204 increase in deferred country tax)	$82,502,638
Translation of assets and liabilities in foreign currencies	(5,150)
Net unrealized gain (loss) on investments and foreign currency translation	$82,497,488
Net realized and unrealized gain (loss) on investments and foreign currency	$99,229,708
Change in net assets from operations	$100,148,832

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/10 (unaudited)	Year ended 5/31/10
From operations
Net investment income	$919,124	$3,011,519
Net realized gain (loss) on investments and foreign currency transactions	16,732,220	52,851,219
Net unrealized gain (loss) on investments and foreign currency translation	82,497,488	39,666,495
Change in net assets from operations	$100,148,832	$95,529,233
Distributions declared to shareholders
From net investment income	$—	$(5,454,137)
Change in net assets from fund share transactions	$136,264,422	$(18,070,526)
Total change in net assets	$236,413,254	$72,004,570
Net assets
At beginning of period	473,710,590	401,706,020
At end of period (including undistributed net investment income of $2,762,191 and $1,843,067, respectively)	$710,123,844	$473,710,590

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$26.43		$21.63	$43.48	$40.40	$32.38	$25.12
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.17	$0.36	$0.54	$0.49	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	4.92		4.93	(19.10)	8.19	10.36	9.12
Total from investment operations	$4.98		$5.10	$(18.74)	$8.73	$10.85	$9.56
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.28)	$(0.37)	$(0.61)	$(0.17)
From net realized gain on investments	—		—	(2.83)	(5.28)	(2.22)	(2.13)
Total distributions declared to shareholders	$—		$(0.30)	$(3.11)	$(5.65)	$(2.83)	$(2.30)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$31.41		$26.43	$21.63	$43.48	$40.40	$32.38
Total return (%) (r)(s)(t)	18.84	(n)	23.57	(41.16)	21.41	34.65	38.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.84	1.98	1.79	1.81	1.78
Expenses after expense reductions (f)	1.74	(a)	1.84	1.98	1.79	1.80	1.78
Net investment income	0.37	(a)	0.67	1.51	1.24	1.37	1.41
Portfolio turnover	18		66	93	99	91	58
Net assets at end of period (000 omitted)	$283,491		$224,420	$192,040	$385,378	$285,924	$192,718

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$24.98		$20.46	$41.43	$38.70	$31.10	$24.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.02)	$0.19	$0.24	$0.27	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	4.64		4.66	(18.21)	7.83	9.91	8.81
Total from investment operations	$4.60		$4.64	$(18.02)	$8.07	$10.18	$9.03
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.06)	$(0.36)	$(0.02)
From net realized gain on investments	—		—	(2.83)	(5.28)	(2.22)	(2.13)
Total distributions declared to shareholders	$—		$(0.12)	$(2.95)	$(5.34)	$(2.58)	$(2.15)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$29.58		$24.98	$20.46	$41.43	$38.70	$31.10
Total return (%) (r)(s)(t)	18.41	(n)	22.68	(41.58)	20.62	33.77	37.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.49	(a)	2.59	2.63	2.43	2.45	2.43
Expenses after expense reductions (f)	2.49	(a)	2.59	2.63	2.43	2.45	2.43
Net investment income (loss)	(0.31	)(a)	(0.09)	0.83	0.57	0.78	0.74
Portfolio turnover	18		66	93	99	91	58
Net assets at end of period (000 omitted)	$30,014		$26,517	$24,169	$62,039	$63,450	$65,700

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$24.42		$20.05	$40.75	$38.18	$30.77	$24.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.02)	$0.19	$0.24	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	4.54		4.56	(17.92)	7.74	9.81	8.69
Total from investment operations	$4.50		$4.54	$(17.73)	$7.98	$10.06	$8.94
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.14)	$(0.13)	$(0.43)	$(0.09)
From net realized gain on investments	—		—	(2.83)	(5.28)	(2.22)	(2.13)
Total distributions declared to shareholders	$—		$(0.17)	$(2.97)	$(5.41)	$(2.65)	$(2.22)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$28.92		$24.42	$20.05	$40.75	$38.18	$30.77
Total return (%) (r)(s)(t)	18.43	(n)	22.63	(41.55)	20.64	33.78	37.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.49	(a)	2.59	2.64	2.44	2.45	2.44
Expenses after expense reductions (f)	2.49	(a)	2.59	2.64	2.44	2.45	2.44
Net investment income (loss)	(0.31	)(a)	(0.08)	0.85	0.58	0.73	0.82
Portfolio turnover	18		66	93	99	91	58
Net assets at end of period (000 omitted)	$64,629		$54,194	$38,066	$87,958	$71,895	$52,604

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$27.75		$22.70	$45.33	$41.89	$33.46	$25.87
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.25	$0.45	$0.72	$0.64	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	5.20		5.18	(19.90)	8.51	10.73	9.40
Total from investment operations	$5.27		$5.43	$(19.45)	$9.23	$11.37	$9.96
Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.35)	$(0.51)	$(0.72)	$(0.24)
From net realized gain on investments	—		—	(2.83)	(5.28)	(2.22)	(2.13)
Total distributions declared to shareholders	$—		$(0.38)	$(3.18)	$(5.79)	$(2.94)	$(2.37)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$33.02		$27.75	$22.70	$45.33	$41.89	$33.46
Total return (%) (r)(s)	18.99	(n)	23.90	(41.00)	21.86	35.14	39.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.59	1.66	1.43	1.46	1.43
Expenses after expense reductions (f)	1.48	(a)	1.59	1.66	1.43	1.45	1.43
Net investment income	0.45	(a)	0.93	1.88	1.58	1.72	1.76
Portfolio turnover	18		66	93	99	91	58
Net assets at end of period (000 omitted)	$322,848		$161,500	$142,484	$181,405	$157,372	$96,643

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R1			2010	2009 (i)

Net asset value, beginning of period	$24.47		$20.18	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.01)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	4.60		4.58	(3.15	)(g)
Total from investment operations	$4.51		$4.57	$(3.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.35)
From net realized gain on investments	—		—	(2.83)
Total distributions declared to shareholders	$—		$(0.28)	$(3.18)
Net asset value, end of period	$28.98		$24.47	$20.18
Total return (%) (r)(s)	18.43	(n)	22.63	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.47	(a)	2.59	2.79	(a)
Expenses after expense reductions (f)	2.47	(a)	2.59	2.79	(a)
Net investment income (loss)	(0.61	)(a)	(0.03)	0.65	(a)
Portfolio turnover	18		66	93
Net assets at end of period (000 omitted)	$382		$144	$92

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R2			2010	2009 (i)

Net asset value, beginning of period	$24.64		$20.25	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.14	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	4.61		4.57	(3.14	)(g)
Total from investment operations	$4.61		$4.71	$(3.01)
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.35)
From net realized gain on investments	—		—	(2.83)
Total distributions declared to shareholders	$—		$(0.32)	$(3.18)
Net asset value, end of period	$29.25		$24.64	$20.25
Total return (%) (r)(s)	18.71	(n)	23.26	(8.14	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	2.09	2.29	(a)
Expenses after expense reductions (f)	1.98	(a)	2.09	2.29	(a)
Net investment income (loss)	(0.03	)(a)	0.58	1.18	(a)
Portfolio turnover	18		66	93
Net assets at end of period (000 omitted)	$453		$251	$101

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R3			2010	2009 (i)

Net asset value, beginning of period	$26.28		$21.55	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	4.88		4.93	(3.27	)(g)
Total from investment operations	$4.95		$5.09	$(3.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.35)
From net realized gain on investments	—		—	(2.83)
Total distributions declared to shareholders	$—		$(0.36)	$(3.18)
Net asset value, end of period	$31.23		$26.28	$21.55
Total return (%) (r)(s)	18.84	(n)	23.59	(8.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.84	2.02	(a)
Expenses after expense reductions (f)	1.75	(a)	1.84	2.02	(a)
Net investment income	0.48	(a)	0.63	1.59	(a)
Portfolio turnover	18		66	93
Net assets at end of period (000 omitted)	$4,781		$5,261	$4,553

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R4			2010	2009 (i)

Net asset value, beginning of period	$26.38		$21.59	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	4.94		4.91	(3.27	)(g)
Total from investment operations	$5.01		$5.17	$(3.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.35)
From net realized gain on investments	—		—	(2.83)
Total distributions declared to shareholders	$—		$(0.38)	$(3.18)
Net asset value, end of period	$31.39		$26.38	$21.59
Total return (%) (r)(s)	18.99	(n)	23.92	(7.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.58	1.80	(a)
Expenses after expense reductions (f)	1.48	(a)	1.58	1.80	(a)
Net investment income	0.49	(a)	0.98	1.84	(a)
Portfolio turnover	18		66	93
Net assets at end of period (000 omitted)	$3,525		$1,424	$202

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

23

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

24

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$115,322,105	$—	$—	$115,322,105
China	85,811,980	—	—	85,811,980
South Korea	76,413,685	—	—	76,413,685
Taiwan	59,628,314	—	—	59,628,314
India	59,525,874	—	—	59,525,874
South Africa	54,960,470	—	—	54,960,470
Hong Kong	48,610,757	—	—	48,610,757
Mexico	43,212,164	—	—	43,212,164
Russia	36,987,014	—	—	36,987,014
Other Countries	119,754,579	3,952,094	—	123,706,673
Mutual Funds	4,542,862	—	—	4,542,862
Total Investments	$704,769,804	$3,952,094	$—	$708,721,898

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

26

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/10
Ordinary income (including any short-term capital gains)	$5,454,137

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/10
Cost of investments	$563,069,583
Gross appreciation	161,475,596
Gross depreciation	(15,823,281)
Net unrealized appreciation (depreciation)	$145,652,315

As of 5/31/10
Undistributed ordinary income	2,010,757
Capital loss carryforwards	(81,350,736)
Other temporary differences	(695,544)
Net unrealized appreciation (depreciation)	63,043,471

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(59,875,125)
5/31/18	(21,475,611)
Total	$(81,350,736)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

27

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/10	Year ended 5/31/10
Class A	$—	$2,650,427
Class B	—	141,258
Class C	—	357,126
Class I	—	2,207,264
Class R1	—	1,358
Class R2	—	1,461
Class R3	—	81,249
Class R4	—	13,994
Total	$—	$5,454,137

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended November 30, 2010 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,236 for the six months ended November 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$316,470
Class B	0.75%	0.25%	1.00%	1.00%	143,812
Class C	0.75%	0.25%	1.00%	1.00%	299,808
Class R1	0.75%	0.25%	1.00%	1.00%	1,136
Class R2	0.25%	0.25%	0.50%	0.50%	834
Class R3	—	0.25%	0.25%	0.25%	5,995
Total Distribution and Service Fees					$768,055

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2010, were as follows:

Amount
Class A	$123
Class B	20,849
Class C	7,676

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2010, the fee was $135,142, which equated to 0.0447% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $259,713.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer

29

Notes to Financial Statements (unaudited) – continued

agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2010, these costs for the fund amounted to $323,827 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2010 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $132 and is included in independent Trustees’ compensation for the six months ended November 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,908 at November 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2010, the aggregate fees

30

Notes to Financial Statements (unaudited) – continued

paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,178 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,157, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $242,380,243 and $105,543,102, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,162,299	$64,990,335	3,793,895	$96,989,102
Class B	117,618	3,311,285	338,640	8,277,153
Class C	245,275	6,834,897	755,333	18,025,565
Class I	4,309,906	128,911,250	736,891	19,614,188
Class R1	7,327	201,755	1,301	32,894
Class R2	8,675	247,421	5,595	137,308
Class R3	42,416	1,262,012	172,531	4,348,146
Class R4	61,366	1,873,054	60,967	1,638,471
	6,954,882	$207,632,009	5,865,153	$149,062,827

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	87,696	$2,327,447
Class B	—	—	5,166	130,035
Class C	—	—	10,975	270,088
Class I	—	—	73,784	2,054,143
Class R1	—	—	55	1,358
Class R2	—	—	59	1,461
Class R3	—	—	3,079	81,249
Class R4	—	—	529	13,994
	—	$—	181,343	$4,879,775
Shares reacquired
Class A	(1,628,625)	$(47,206,360)	(4,269,238)	$(111,177,475)
Class B	(164,408)	(4,566,258)	(463,415)	(11,362,313)
Class C	(229,339)	(6,220,842)	(446,009)	(10,763,890)
Class I	(353,120)	(10,664,342)	(1,266,958)	(33,444,854)
Class R1	(11)	(291)	(16)	(446)
Class R2	(3,362)	(96,443)	(479)	(12,165)
Class R3	(89,542)	(2,525,930)	(186,686)	(4,780,851)
Class R4	(3,041)	(87,121)	(16,865)	(471,134)
	(2,471,448)	$(71,367,587)	(6,649,666)	$(172,013,128)
Net change
Class A	533,674	$17,783,975	(387,647)	$(11,860,926)
Class B	(46,790)	(1,254,973)	(119,609)	(2,955,125)
Class C	15,936	614,055	320,299	7,531,763
Class I	3,956,786	118,246,908	(456,283)	(11,776,523)
Class R1	7,316	201,464	1,340	33,806
Class R2	5,313	150,978	5,175	126,604
Class R3	(47,126)	(1,263,918)	(11,076)	(351,456)
Class R4	58,325	1,785,933	44,631	1,181,331
	4,483,434	$136,264,422	(603,170)	$(18,070,526)

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 35%, 3% and 3% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, MFS

32

Notes to Financial Statements (unaudited) – continued

Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2010, the fund’s commitment fee and interest expense were $2,710 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,178,305	143,916,833	(141,552,276)	4,542,862

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,827	$4,542,862

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

34

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

35

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including changes to the Fund’s portfolio management team in 2008, 2009 and 2010. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of

37

Board Review of Investment Advisory Agreement – continued

the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

39

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International DiversificationSM Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/10

MDI-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we begin 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.8%
MFS International Growth Fund	25.0%
MFS International Value Fund	24.8%
MFS Emerging Markets Equity Fund	10.2%
MFS International New Discovery Fund	10.1%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

Note to Shareholders: In June 2010, the Board of Trustees of the fund approved revisions to the underlying fund target weightings of the fund to increase the target weighting of the MFS Emerging Markets Equity Fund from 5% to 10% and to decrease the target weighting of the MFS Research International Fund from 35% to 30%. The transition occurred during the reporting period.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2010 through November 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2010 through November 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

3

Expense Table – continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	0.28%	$1,000.00	$1,155.39	$1.51
	Hypothetical (h)	0.28%	$1,000.00	$1,023.66	$1.42
B	Actual	1.03%	$1,000.00	$1,151.35	$5.55
	Hypothetical (h)	1.03%	$1,000.00	$1,019.90	$5.22
C	Actual	1.03%	$1,000.00	$1,151.77	$5.56
	Hypothetical (h)	1.03%	$1,000.00	$1,019.90	$5.22
I	Actual	0.03%	$1,000.00	$1,157.13	$0.16
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
R1	Actual	1.03%	$1,000.00	$1,150.52	$5.55
	Hypothetical (h)	1.03%	$1,000.00	$1,019.90	$5.22
R2	Actual	0.53%	$1,000.00	$1,153.56	$2.86
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
R3	Actual	0.28%	$1,000.00	$1,155.96	$1.51
	Hypothetical (h)	0.28%	$1,000.00	$1,023.66	$1.42
R4	Actual	0.03%	$1,000.00	$1,156.65	$0.16
	Hypothetical (h)	0.03%	$1,000.00	$1,024.92	$0.15
529A	Actual	0.38%	$1,000.00	$1,154.41	$2.05
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
529B	Actual	1.13%	$1,000.00	$1,150.00	$6.09
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
529C	Actual	1.13%	$1,000.00	$1,150.19	$6.09
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)

MFS Emerging Markets Equity Fund - Class I	7,481,416	$247,036,346
MFS International Growth Fund - Class I	24,507,637	603,868,172
MFS International New Discovery Fund - Class I	11,642,044	244,482,914
MFS International Value Fund - Class I	24,875,035	599,488,344
MFS Research International Fund - Class I	48,536,666	718,828,018
Total Mutual Funds (Identified Cost, $2,512,828,396)		$2,413,703,794

Repurchase Agreements - 0.0%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $468,003 (secured by U.S. Treasury and Federal Agency obligations valued at $477,446 in a jointly traded account), at Cost	$468,000	$468,000
Total Investments (Identified Cost, $2,513,296,396)		$2,414,171,794

Other Assets, Less Liabilities - 0.1%		2,728,159
Net Assets - 100.0%		$2,416,899,953

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying funds, at value (Identified cost, $2,512,828,396)	$2,413,703,794
Repurchase agreements, at value	468,000
Total investments, at value (identified cost, $2,513,296,396)	$2,414,171,794
Cash	858
Receivables for
Investments sold	440,628
Fund shares sold	6,217,538
Interest	3
Other assets	678
Total assets	$2,420,831,499
Liabilities
Payables for
Investments purchased	$1,052,531
Fund shares reacquired	2,807,133
Payable to affiliates
Distribution and service fees	54,414
Administrative services fee	96
Program manager fee	27
Payable for independent Trustees' compensation	22
Accrued expenses and other liabilities	17,323
Total liabilities	$3,931,546
Net assets	$2,416,899,953
Net assets consist of
Paid-in capital	$2,786,151,383
Unrealized appreciation (depreciation) on investments	(99,124,602)
Accumulated net realized gain (loss) on investments	(279,569,185)
Undistributed net investment income	9,442,357
Net assets	$2,416,899,953
Shares of beneficial interest outstanding	192,056,916

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,651,426,494	130,615,172	$12.64
Class B	113,171,306	9,127,245	12.40
Class C	417,542,562	33,763,602	12.37
Class I	144,395,176	11,333,076	12.74
Class R1	6,613,475	540,696	12.23
Class R2	32,531,680	2,608,659	12.47
Class R3	43,479,785	3,452,019	12.60
Class R4	2,856,028	224,902	12.70
Class 529A	2,748,070	218,721	12.56
Class 529B	553,955	44,595	12.42
Class 529C	1,581,422	128,229	12.33
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and 529A, for which the maximum offering prices per share were $13.41 (100 / 94.25 x $12.64) and $13.33 (100 / 94.25 x 12.56), respectively. On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Interest	$4,902
Expenses
Distribution and service fees	$4,695,672
Program manager fees	2,212
Administrative services fee	8,775
Independent Trustees' compensation	23,806
Custodian fee	65,373
Shareholder communications	110,034
Auditing fees	22,033
Legal fees	13,788
Miscellaneous	135,994
Total expenses	$5,077,687
Reduction of expenses by investment adviser	(4,612)
Net expenses	$5,073,075
Net investment loss	$(5,068,173)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(58,438,582)
Change in unrealized appreciation (depreciation)
Investments	$377,318,052
Net realized and unrealized gain (loss) on investments	$318,879,470
Change in net assets from operations	$313,811,297

See Notes to Financial Statements

7

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/10 (unaudited)	Year ended 5/31/10
From operations
Net investment income (loss)	$(5,068,173)	$14,534,492
Net realized gain (loss) on investments	(58,438,582)	(11,212,093)
Net unrealized gain (loss) on investments	377,318,052	144,975,458
Change in net assets from operations	$313,811,297	$148,297,857
Distributions declared to shareholders
From net investment income	$—	$(23,560,164)
Change in net assets from fund share transactions	$214,825,351	$236,511,221
Total change in net assets	$528,636,648	$361,248,914
Net assets
At beginning of period	1,888,263,305	1,527,014,391
At end of period (including undistributed net investment income of $9,442,357 and $14,510,530, respectively)	$2,416,899,953	$1,888,263,305

See Notes to Financial Statements

8

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.94		$10.03	$15.76		$17.05	$14.28	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.11	$0.15		$0.16	$0.15	$0.04
Net realized and unrealized gain (loss) on investments	1.72		0.97	(5.54)		0.34	3.46	3.44
Total from investment operations	$1.70		$1.08	$(5.39)		$0.50	$3.61	$3.48
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.00	)(w)	$(0.76)	$(0.51)	$(0.32)
From net realized gain on investments	—		—	(0.34)		(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.17)	$(0.34)		$(1.79)	$(0.84)	$(0.38)
Net asset value, end of period	$12.64		$10.94	$10.03		$15.76	$17.05	$14.28
Total return (%) (r)(s)(t)	15.54	(n)	10.61	(33.90)		2.85	25.87	31.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.29	0.37		0.39	0.48	0.52
Expenses after expense reductions (f)(h)(z)	0.28	(a)	0.29	0.37		0.39	0.43	0.35
Net investment income (loss)	(0.28	)(a)(l)	0.99	1.46		1.01	0.96	0.34
Portfolio turnover	6		1	8		4	2	1
Net assets at end of period (000 omitted)	$1,651,426		$1,220,582	$976,543		$1,682,289	$1,368,870	$588,469

See Notes to Financial Statements

9

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.77		$9.87	$15.62	$16.92	$14.18	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$0.08	$0.06	$0.05	$(0.04)
Net realized and unrealized gain (loss) on investments	1.69		0.94	(5.49)	0.32	3.45	3.42
Total from investment operations	$1.63		$0.97	$(5.41)	$0.38	$3.50	$3.38
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$—	$(0.65)	$(0.43)	$(0.28)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.07)	$(0.34)	$(1.68)	$(0.76)	$(0.34)
Net asset value, end of period	$12.40		$10.77	$9.87	$15.62	$16.92	$14.18
Total return (%) (r)(s)(t)	15.13	(n)	9.80	(34.34)	2.14	25.16	30.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.03	(a)	1.05	1.04	1.04	1.12	1.17
Expenses after expense reductions (f)(h)(z)	1.03	(a)	1.04	1.04	1.04	1.07	1.00
Net investment income (loss)	(1.03	)(a)(l)	0.24	0.78	0.36	0.32	(0.30)
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$113,171		$106,783	$110,057	$232,950	$235,926	$149,728

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.74		$9.85	$15.59	$16.90	$14.17	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$0.08	$0.06	$0.05	$(0.04)
Net realized and unrealized gain (loss) on investments	1.69		0.94	(5.48)	0.32	3.44	3.42
Total from investment operations	$1.63		$0.97	$(5.40)	$0.38	$3.49	$3.38
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$(0.66)	$(0.43)	$(0.28)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.08)	$(0.34)	$(1.69)	$(0.76)	$(0.34)
Net asset value, end of period	$12.37		$10.74	$9.85	$15.59	$16.90	$14.17
Total return (%) (r)(s)(t)	15.18	(n)	9.81	(34.34)	2.13	25.15	30.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.03	(a)	1.05	1.04	1.04	1.12	1.17
Expenses after expense reductions (f)(h)(z)	1.03	(a)	1.04	1.04	1.04	1.07	1.00
Net investment income (loss)	(1.03	)(a)(l)	0.25	0.76	0.37	0.31	(0.31)
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$417,543		$378,246	$349,134	$728,813	$664,046	$374,652

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.01		$10.09	$15.84	$17.13	$14.32	$11.20
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.14	$0.19	$0.22	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	1.73		0.99	(5.58)	0.33	3.48	3.46
Total from investment operations	$1.73		$1.13	$(5.39)	$0.55	$3.69	$3.53
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.02)	$(0.81)	$(0.55)	$(0.35)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.21)	$(0.36)	$(1.84)	$(0.88)	$(0.41)
Net asset value, end of period	$12.74		$11.01	$10.09	$15.84	$17.13	$14.32
Total return (%) (r)(s)	15.71	(n)	10.96	(33.69)	3.16	26.37	31.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.04	0.04	0.04	0.12	0.17
Expenses after expense reductions (f)(h)(z)	0.03	(a)	0.04	0.04	0.04	0.07	0.00
Net investment income (loss)	(0.03	)(a)(l)	1.23	1.78	1.33	1.34	0.53
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$144,395		$111,906	$36,608	$65,812	$65,697	$33,556

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.63		$9.77	$15.47	$16.82	$14.14	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$0.09	$0.05	$0.03	$(0.06)
Net realized and unrealized gain (loss) on investments	1.66		0.94	(5.45)	0.32	3.43	3.42
Total from investment operations	$1.60		$0.97	$(5.36)	$0.37	$3.46	$3.36
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$(0.69)	$(0.45)	$(0.30)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.11)	$(0.34)	$(1.72)	$(0.78)	$(0.36)
Net asset value, end of period	$12.23		$10.63	$9.77	$15.47	$16.82	$14.14
Total return (%) (r)(s)	15.05	(n)	9.86	(34.35)	2.07	25.01	30.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.03	(a)	1.04	1.04	1.11	1.30	1.37
Expenses after expense reductions (f)(h)(z)	1.03	(a)	1.04	1.04	1.11	1.18	1.11
Net investment income (loss)	(1.03	)(a)(l)	0.25	0.90	0.34	0.22	(0.48)
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$6,613		$5,569	$4,254	$6,218	$3,424	$801

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.81		$9.92	$15.62	$16.92	$14.21	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.08	$0.13	$0.11	$0.09	$0.00 (w)
Net realized and unrealized gain (loss) on investments	1.69		0.97	(5.49)	0.34	3.45	3.43
Total from investment operations	$1.66		$1.05	$(5.36)	$0.45	$3.54	$3.43
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$—	$(0.72)	$(0.50)	$(0.32)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.16)	$(0.34)	$(1.75)	$(0.83)	$(0.38)
Net asset value, end of period	$12.47		$10.81	$9.92	$15.62	$16.92	$14.21
Total return (%) (r)(s)	15.36	(n)	10.43	(34.02)	2.56	25.51	31.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.54	0.54	0.63	0.85	0.92
Expenses after expense reductions (f)(h)(z)	0.53	(a)	0.54	0.54	0.63	0.74	0.66
Net investment income (loss)	(0.53	)(a)(l)	0.74	1.29	0.69	0.55	0.02
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$32,532		$27,455	$22,147	$34,961	$20,847	$2,938

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.90		$10.00	$15.71	$17.01	$14.25	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.12	$0.16	$0.17	$0.15	$0.04
Net realized and unrealized gain (loss) on investments	1.72		0.96	(5.52)	0.32	3.45	3.43
Total from investment operations	$1.70		$1.08	$(5.36)	$0.49	$3.60	$3.47
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.01)	$(0.76)	$(0.51)	$(0.34)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.18)	$(0.35)	$(1.79)	$(0.84)	$(0.40)
Net asset value, end of period	$12.60		$10.90	$10.00	$15.71	$17.01	$14.25
Total return (%) (r)(s)	15.60	(n)	10.66	(33.84)	2.78	25.89	31.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.29	0.29	0.38	0.53	0.57
Expenses after expense reductions (f)(h)(z)	0.28	(a)	0.29	0.29	0.38	0.48	0.40
Net investment income (loss)	(0.28	)(a)(l)	1.04	1.57	1.07	0.97	0.31
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$43,480		$31,630	$25,086	$40,386	$34,260	$9,492

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.98		$10.07	$15.80	$17.09	$14.30	$11.19
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.16	$0.10	$0.16	$0.20	$0.08
Net realized and unrealized gain (loss) on investments	1.72		0.96	(5.47)	0.37	3.46	3.43
Total from investment operations	$1.72		$1.12	$(5.37)	$0.53	$3.66	$3.51
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.02)	$(0.79)	$(0.54)	$(0.34)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.21)	$(0.36)	$(1.82)	$(0.87)	$(0.40)
Net asset value, end of period	$12.70		$10.98	$10.07	$15.80	$17.09	$14.30
Total return (%) (r)(s)	15.66	(n)	10.89	(33.65)	3.03	26.21	31.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.04	0.04	0.11	0.23	0.27
Expenses after expense reductions (f)(h)(z)	0.03	(a)	0.04	0.04	0.10	0.18	0.10
Net investment income (loss)	(0.03	)(a)(l)	1.37	0.81	1.10	1.24	0.63
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$2,856		$2,148	$699	$2,160	$1,451	$64

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.88		$9.98	$15.69	$17.00	$14.25	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10	$0.15	$0.12	$0.10	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.70		0.97	(5.52)	0.33	3.47	3.44
Total from investment operations	$1.68		$1.07	$(5.37)	$0.45	$3.57	$3.44
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$—	$(0.73)	$(0.49)	$(0.29)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.17)	$(0.34)	$(1.76)	$(0.82)	$(0.35)
Net asset value, end of period	$12.56		$10.88	$9.98	$15.69	$17.00	$14.25
Total return (%) (r)(s)(t)	15.44	(n)	10.53	(33.93)	2.55	25.60	31.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.39	0.47	0.61	0.73	0.77
Expenses after expense reductions (f)(h)(z)	0.38	(a)	0.39	0.47	0.61	0.68	0.60
Net investment income (loss)	(0.38	)(a)(l)	0.84	1.43	0.76	0.65	(0.01)
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$2,748		$2,199	$1,394	$2,033	$1,479	$550

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.80		$9.91	$15.70	$17.01	$14.27	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.01	$0.08	$0.02	$0.00 (w)	$(0.08)
Net realized and unrealized gain (loss) on investments	1.69		0.97	(5.53)	0.33	3.47	3.43
Total from investment operations	$1.62		$0.98	$(5.45)	$0.35	$3.47	$3.35
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$—	$(0.63)	$(0.40)	$(0.15)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.09)	$(0.34)	$(1.66)	$(0.73)	$(0.21)
Net asset value, end of period	$12.42		$10.80	$9.91	$15.70	$17.01	$14.27
Total return (%) (r)(s)(t)	15.00	(n)	9.76	(34.42)	1.91	24.83	30.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.15	1.14	1.27	1.37	1.42
Expenses after expense reductions (f)(h)(z)	1.13	(a)	1.14	1.14	1.27	1.32	1.25
Net investment income (loss)	(1.13	)(a)(l)	0.12	0.81	0.11	0.01	(0.63)
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$554		$437	$331	$603	$488	$257

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.72		$9.87	$15.63	$16.92	$14.21	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.02	$0.07	$0.03	$0.00 (w)	$(0.08)
Net realized and unrealized gain (loss) on investments	1.68		0.94	(5.49)	0.33	3.45	3.43
Total from investment operations	$1.61		$0.96	$(5.42)	$0.36	$3.45	$3.35
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$(0.62)	$(0.41)	$(0.22)
From net realized gain on investments	—		—	(0.34)	(1.03)	(0.33)	(0.06)
Total distributions declared to shareholders	$—		$(0.11)	$(0.34)	$(1.65)	$(0.74)	$(0.28)
Net asset value, end of period	$12.33		$10.72	$9.87	$15.63	$16.92	$14.21
Total return (%) (r)(s)(t)	15.02	(n)	9.65	(34.38)	2.01	24.78	30.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.15	1.14	1.27	1.38	1.42
Expenses after expense reductions (f)(h)(z)	1.13	(a)	1.14	1.14	1.27	1.32	1.25
Net investment income (loss)	(1.13	)(a)(l)	0.20	0.70	0.21	0.01	(0.59)
Portfolio turnover	6		1	8	4	2	1
Net assets at end of period (000 omitted)	$1,581		$1,308	$762	$1,266	$1,365	$651

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests, which are not reported in these expense ratios. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	For the year ended May 31, 2006, and for the period June 1, 2006 through September 30, 2006, 0.10% of the expense reduction was voluntary.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying fund of the fund of funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds' shareholder reports are not covered by this report.

The investment objectives of each of the underlying funds held by the fund at November 30, 2010 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized

20

Notes to Financial Statements (unaudited) – continued

cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

21

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own

22

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund's assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,413,703,794	$—	$—	$2,413,703,794
Short Term Securities	—	468,000	—	468,000
Total Investments	$2,413,703,794	$468,000	$—	$2,414,171,794

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, mutual funds amounting to $1,091,007,604 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

23

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund's custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended November 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

24

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/10
Ordinary income (including any short-term capital gains)	$23,560,164

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/10
Cost of investments	$2,601,540,606
Gross appreciation	56,401,148
Gross depreciation	(243,769,960)
Net unrealized appreciation (depreciation)	$(187,368,812)

As of 5/31/10
Undistributed ordinary income	14,510,530
Capital loss carryforwards	(132,797,978)
Post-October capital loss deferral	(88,415)
Net unrealized appreciation (depreciation)	(564,686,864)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(77,102,808)
5/31/18	(55,695,170)
$(132,797,978)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

25

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

	From net investment income
	Six months ended 11/30/10	Year ended 5/31/10
Class A	$—	$17,274,204
Class B	—	775,712
Class C	—	3,001,538
Class I	—	1,485,882
Class R1	—	54,911
Class R2	—	382,645
Class R3	—	524,995
Class R4	—	20,723
Class 529A	—	25,367
Class 529B	—	3,029
Class 529C	—	11,158
Total	$—	$23,560,164

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2011. For the six months ended November 30, 2010, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $142,026 and $1,145 for the six months ended November 30, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

26

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,925,107
Class B	0.75%	0.25%	1.00%	1.00%	565,039
Class C	0.75%	0.25%	1.00%	1.00%	2,038,864
Class R1	0.75%	0.25%	1.00%	1.00%	30,785
Class R2	0.25%	0.25%	0.50%	0.50%	77,228
Class R3	—	0.25%	0.25%	0.25%	45,773
Class 529A	—	0.25%	0.25%	0.25%	3,080
Class 529B	0.75%	0.25%	1.00%	1.00%	2,497
Class 529C	0.75%	0.25%	1.00%	1.00%	7,299
Total Distribution and Service Fees					$4,695,672

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2010, were as follows:

Amount
Class A	$1,998
Class B	110,369
Class C	28,054
Class 529B	49
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs

27

Notes to Financial Statements (unaudited) – continued

through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2010, were as follows:

Amount
Class 529A	$1,232
Class 529B	250
Class 529C	730
Total Program Manager Fees	$2,212

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2010, all shareholder servicing expenses of the funds, including out-of-pocket expenses, were paid for by the underlying funds under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2010 was equivalent an annual effective rate of 0.0008% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment

28

Notes to Financial Statements (unaudited) – continued

of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,222 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,612, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $335,729,004 and $126,496,770, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	34,614,113	$402,476,178	43,456,770	$499,221,705
Class B	349,450	4,177,159	1,305,618	14,945,278
Class C	2,094,836	25,095,830	7,141,864	81,652,846
Class I	2,533,171	31,544,111	8,685,383	99,285,279
Class R1	105,174	1,255,608	211,901	2,411,381
Class R2	393,120	4,798,005	1,054,272	12,032,148
Class R3	916,437	11,500,216	1,311,098	15,103,268
Class R4	43,876	562,095	182,483	2,130,419
Class 529A	27,887	346,885	91,084	1,073,649
Class 529B	6,554	80,567	8,483	98,934
Class 529C	17,973	214,177	59,991	686,095
	41,102,591	$482,050,831	63,508,947	$728,641,002

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,325,039	$16,006,601
Class B	—	—	53,735	641,067
Class C	—	—	168,509	2,005,260
Class I	—	—	33,050	401,232
Class R1	—	—	4,665	54,911
Class R2	—	—	27,902	333,149
Class R3	—	—	43,640	524,995
Class R4	—	—	1,713	20,723
Class 529A	—	—	2,112	25,367
Class 529B	—	—	253	3,029
Class 529C	—	—	940	11,158
	—	$—	1,661,558	$20,027,492
Shares reacquired
Class A	(15,531,013)	$(185,507,096)	(30,606,770)	$(349,767,800)
Class B	(1,134,637)	(13,415,770)	(2,596,077)	(29,331,755)
Class C	(3,535,862)	(41,688,922)	(7,537,831)	(84,929,128)
Class I	(1,361,253)	(16,773,370)	(2,183,821)	(25,443,082)
Class R1	(88,561)	(1,025,249)	(127,864)	(1,441,572)
Class R2	(324,815)	(3,930,523)	(773,611)	(8,900,456)
Class R3	(365,703)	(4,415,434)	(961,175)	(11,089,193)
Class R4	(14,686)	(173,538)	(57,942)	(691,657)
Class 529A	(11,260)	(131,650)	(30,780)	(359,637)
Class 529B	(2,422)	(28,713)	(1,635)	(18,566)
Class 529C	(11,726)	(135,215)	(16,165)	(184,427)
	(22,381,938)	$(267,225,480)	(44,893,671)	$(512,157,273)
Net change
Class A	19,083,100	$216,969,082	14,175,039	$165,460,506
Class B	(785,187)	(9,238,611)	(1,236,724)	(13,745,410)
Class C	(1,441,026)	(16,593,092)	(227,458)	(1,271,022)
Class I	1,171,918	14,770,741	6,534,612	74,243,429
Class R1	16,613	230,359	88,702	1,024,720
Class R2	68,305	867,482	308,563	3,464,841
Class R3	550,734	7,084,782	393,563	4,539,070
Class R4	29,190	388,557	126,254	1,459,485
Class 529A	16,627	215,235	62,416	739,379
Class 529B	4,132	51,854	7,101	83,397
Class 529C	6,247	78,962	44,766	512,826
	18,720,653	$214,825,351	20,276,834	$236,511,221

30

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2010, the fund’s commitment fee and interest expense were $10,714 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,441,312	4,149,567	(109,463)	7,481,416
MFS International Growth Fund	22,306,852	2,320,492	(119,707)	24,507,637
MFS International New Discovery Fund	10,633,369	1,150,825	(142,150)	11,642,044
MFS International Value Fund	21,866,404	3,053,944	(45,313)	24,875,035
MFS Research International Fund	51,705,030	5,334,130	(8,502,494)	48,536,666

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(728,561)	$—	$—	$247,036,346
MFS International Growth Fund	(591,220)	—	—	603,868,172
MFS International New Discovery Fund	(1,184,593)	—	—	244,482,914
MFS International Value Fund	(384,952)	—	—	599,488,344
MFS Research International Fund	(55,549,256)	—	—	718,828,018
	$(58,438,582)	$—	$—	$2,413,703,794

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from

32

Board Review of Investment Advisory Agreement – continued

services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the Independent Trustees and MFS, that certain aspects of such arrangements may received greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management

33

Board Review of Investment Advisory Agreement – continued

personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also noted that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was higher than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

34

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

35

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

36

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/10

FGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we begin 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
BHP Billiton Ltd.	3.7%
LVMH Moet Hennessy Louis Vuitton S.A.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Teck Resources Ltd., “B”	2.0%
Groupe Danone	1.9%
Schneider Electric S.A.	1.9%
Nestle S.A.	1.8%
Standard Chartered PLC	1.8%
Companhia de Bebidas das Americas, ADR	1.6%
HDFC Bank Ltd.	1.6%

Equity sectors
Financial Services	15.3%
Basic Materials	13.8%
Consumer Staples	13.7%
Technology	11.0%
Retailing	11.0%
Health Care	10.5%
Special Products & Services	6.5%
Energy	5.0%
Utilities & Communications	4.1%
Industrial Goods & Services	4.0%
Leisure	2.4%
Transportation	0.9%

Issuer country weightings
United Kingdom	12.1%
France	11.0%
Japan	10.7%
Germany	10.2%
Switzerland	10.0%
Brazil	5.4%
Australia	5.3%
Taiwan	3.4%
Hong Kong	3.3%
Other Countries	28.6%

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2010 through November 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2010 through November 30, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	1.34%	$1,000.00	$1,166.93	$7.28
	Hypothetical (h)	1.34%	$1,000.00	$1,018.35	$6.78
B	Actual	2.09%	$1,000.00	$1,162.09	$11.33
	Hypothetical (h)	2.09%	$1,000.00	$1,014.59	$10.56
C	Actual	2.09%	$1,000.00	$1,162.57	$11.33
	Hypothetical (h)	2.09%	$1,000.00	$1,014.59	$10.56
I	Actual	1.09%	$1,000.00	$1,167.77	$5.92
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
W	Actual	1.19%	$1,000.00	$1,167.62	$6.47
	Hypothetical (h)	1.19%	$1,000.00	$1,019.10	$6.02
R1	Actual	2.09%	$1,000.00	$1,162.48	$11.33
	Hypothetical (h)	2.09%	$1,000.00	$1,014.59	$10.56
R2	Actual	1.59%	$1,000.00	$1,165.18	$8.63
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
R3	Actual	1.34%	$1,000.00	$1,166.58	$7.28
	Hypothetical (h)	1.34%	$1,000.00	$1,018.35	$6.78
R4	Actual	1.09%	$1,000.00	$1,168.05	$5.92
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)

Airlines - 0.9%
Copa Holdings S.A., “A”	252,160	$14,062,963

Alcoholic Beverages - 4.4%
Companhia de Bebidas das Americas, ADR	191,890	$26,027,962
Diageo PLC	1,190,621	21,186,317
Heineken N.V.	194,535	9,012,306
Pernod Ricard S.A.	170,098	13,863,769

		$70,090,354
Apparel Manufacturers - 6.7%
Compagnie Financiere Richemont S.A.	319,395	$17,216,430
Li & Fung Ltd.	3,895,200	24,278,848
LVMH Moet Hennessy Louis Vuitton S.A. (l)	304,653	46,208,917
Swatch Group Ltd.	44,419	17,835,756

		$105,539,951
Broadcasting - 1.5%
Grupo Televisa S.A., ADR	385,760	$8,988,208
Publicis Groupe S.A.	321,114	14,349,105

		$23,337,313
Brokerage & Asset Managers - 4.7%
Aberdeen Asset Management PLC	5,558,251	$15,475,585
BM&F Bovespa S.A.	2,393,600	18,217,940
Deutsche Boerse AG	250,937	15,175,710
ICAP PLC	1,558,343	11,513,638
Nomura Holdings, Inc.	2,438,300	14,043,023

		$74,425,896
Business Services - 6.5%
Accenture Ltd., “A” (s)	595,450	$25,794,894
Amadeus IT Holding S.A. (a)	647,869	12,446,308
Capita Group PLC	845,642	8,576,104
Hays PLC	7,735,584	13,018,959
Infosys Technologies Ltd., ADR	172,640	11,420,136
Intertek Group PLC	543,863	15,345,558
Michael Page International	2,212,805	16,407,567

		$103,009,526

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.5%
Dassault Systems S.A.	150,488	$10,296,426
SAP AG	302,710	14,122,008

		$24,418,434
Computer Software - Systems - 3.4%
Acer, Inc.	7,097,220	$20,954,640
Konica Minolta Holdings, Inc.	2,018,000	20,785,231
NICE Systems Ltd., ADR (a)	395,280	12,111,379

		$53,851,250
Consumer Products - 5.0%
AmorePacific Corp.	11,517	$10,787,875
Beiersdorf AG	275,835	16,013,687
Henkel KGaA, IPS	222,528	13,646,841
Reckitt Benckiser Group PLC	440,873	23,315,692
Uni-Charm Corp.	409,500	16,000,299

		$79,764,394
Electrical Equipment - 2.4%
Keyence Corp.	27,800	$7,015,605
Schneider Electric S.A.	215,049	30,189,476

		$37,205,081
Electronics - 5.5%
Hoya Corp.	531,700	$12,541,233
Infineon Technologies AG (a)	1,668,456	14,826,658
Samsung Electronics Co. Ltd.	17,785	12,670,700
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,107,445	33,405,034
Tokyo Electron Ltd.	223,700	14,033,039

		$87,476,664
Energy - Independent - 0.9%
INPEX Corp.	2,878	$14,804,385

Energy - Integrated - 2.6%
OAO Gazprom, ADR	745,760	$16,585,702
Petroleo Brasileiro S.A., ADR	332,110	10,773,648
Suncor Energy, Inc.	415,224	13,946,640

		$41,305,990
Food & Beverages - 4.3%
Coca-Cola Hellenic Bottling Co. S.A.	313,388	$7,993,492
Groupe Danone	520,768	30,503,742

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Nestle S.A.	533,527	$28,998,055

		$67,495,289
Food & Drug Stores - 2.3%
Dairy Farm International Holdings Ltd.	1,511,400	$13,496,802
Lawson, Inc.	188,700	8,365,121
Tesco PLC	2,373,641	15,296,281

		$37,158,204
Internet - 0.6%
Yahoo Japan Corp.	28,398	$10,179,711

Leisure & Toys - 0.9%
Shimano, Inc.	302,600	$14,589,449

Machinery & Tools - 1.6%
KONE Oyj “B”	229,611	$12,008,301
Schindler Holding AG	111,523	12,600,716

		$24,609,017
Major Banks - 5.3%
Credit Suisse Group AG	473,354	$17,469,269
HSBC Holdings PLC	2,412,264	24,325,219
Julius Baer Group Ltd.	387,287	14,701,973
Standard Chartered PLC	1,040,664	28,019,701

		$84,516,162
Medical & Health Technology & Services - 1.3%
Fleury S.A.	441,700	$5,873,533
Fresenius Medical Care AG & Co. KGaA	255,485	14,747,695

		$20,621,228
Medical Equipment - 3.3%
Essilor International S.A.	217,186	$13,570,143
Sonova Holding AG	178,199	22,247,133
Synthes, Inc.	134,137	16,412,119

		$52,229,395
Metals & Mining - 6.9%
BHP Billiton Ltd.	1,449,962	$59,399,553
Iluka Resources Ltd. (a)	2,360,239	17,080,280
Teck Resources Ltd., “B”	647,259	32,162,760

		$108,642,593

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 1.5%
Saipem S.p.A.	562,949	$23,427,405

Other Banks & Diversified Financials - 5.3%
Banco Santander Brasil S.A., ADR	1,935,810	$25,262,321
Bank Rakyat Indonesia	12,251,500	14,239,623
China Construction Bank	13,684,000	12,353,330
Credicorp Ltd.	56,790	6,807,417
HDFC Bank Ltd.	522,232	26,010,875

		$84,673,566
Pharmaceuticals - 5.9%
Bayer AG	303,147	$22,016,333
Merck KGaA	117,104	9,141,696
Novo Nordisk A/S, “B”	188,675	18,663,288
Roche Holding AG	79,465	10,910,454
Santen, Inc.	369,300	12,704,202
Teva Pharmaceutical Industries Ltd., ADR	394,680	19,749,787

		$93,185,760
Precious Metals & Minerals - 0.5%
Newcrest Mining Ltd.	209,362	$7,956,702

Specialty Chemicals - 6.4%
Akzo Nobel N.V.	385,967	$20,756,624
L’Air Liquide S.A.	134,632	15,763,275
Linde AG	182,926	25,549,319
Shin-Etsu Chemical Co. Ltd.	493,400	24,112,869
Symrise AG	629,559	15,865,927

		$102,048,014
Specialty Stores - 2.0%
Esprit Holdings Ltd.	2,903,722	$14,041,643
Industria de Diseno Textil S.A.	243,124	18,322,996

		$32,364,639
Telecommunications - Wireless - 1.9%
MTN Group Ltd.	843,964	$14,409,649
Philippine Long Distance Telephone Co.	275,930	15,059,847

		$29,469,496
Telephone Services - 2.2%
China Unicom Ltd.	15,040,000	$20,259,675

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Telefonica S.A.	675,231	$14,365,573

		$34,625,248
Total Common Stocks (Identified Cost, $1,240,442,611)		$1,557,084,079

	Strike Price	First Exercise

Rights - 0.0%
Other Banks & Diversified Financials - 0.0%
China Construction Bank (1 share for 1 right) (Identified Cost, $0) (a)	HKD 4.38	12/10/10	951,650	$322,319

Money Market Funds (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	25,310,746	$25,310,746

Collateral for Securities Loaned - 2.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	36,635,033	$36,635,033
Total Investments (Identified Cost, $1,302,388,390)		$1,619,352,177

Other Assets, Less Liabilities - (2.1)%		(32,578,051)
Net Assets - 100.0%		$1,586,774,126

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At November 30, 2010, the value of security pledged amounted to $165,482. At November 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

HKD	Hong Kong Dollar

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,277,077,644)	$1,594,041,431
Underlying funds, at cost and value	25,310,746
Total investments, at value, including $34,535,771 of securities on loan (identified cost, $1,302,388,390)	$1,619,352,177
Foreign currency, at value (identified cost, $547,505)	550,212
Receivables for
Fund shares sold	1,828,808
Interest and dividends	3,322,859
Other assets	286
Total assets	$1,625,054,342
Liabilities
Payables for
Fund shares reacquired	$965,019
Collateral for securities loaned, at value	36,635,033
Payable to affiliates
Investment adviser	76,008
Shareholder servicing costs	260,141
Distribution and service fees	7,263
Administrative services fee	1,147
Payable for independent Trustees’ compensation	5,101
Accrued expenses and other liabilities	330,504
Total liabilities	$38,280,216
Net assets	$1,586,774,126
Net assets consist of
Paid-in capital	$1,448,570,060
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $77,758 deferred country tax)	317,016,457
Accumulated net realized gain (loss) on investments and foreign currency transactions	(197,688,239)
Undistributed net investment income	18,875,848
Net assets	$1,586,774,126
Shares of beneficial interest outstanding	66,495,471

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$296,225,585	13,203,134	$22.44
Class B	16,302,635	770,714	21.15
Class C	33,942,112	1,630,957	20.81
Class I	1,101,309,486	44,687,954	24.64
Class W	31,636,280	1,410,689	22.43
Class R1	171,714	8,249	20.82
Class R2	2,266,284	108,165	20.95
Class R3	8,304,946	371,753	22.34
Class R4	96,615,084	4,303,856	22.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.81 [100 / 94.25 x $22.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$14,390,472
Interest	130,087
Dividends from underlying funds	25,702
Foreign taxes withheld	(1,329,360)
Total investment income	$13,216,901
Expenses
Management fee	$6,562,455
Distribution and service fees	654,623
Shareholder servicing costs	1,020,161
Administrative services fee	106,188
Independent Trustees’ compensation	17,620
Custodian fee	376,111
Shareholder communications	25,835
Auditing fees	32,198
Legal fees	9,570
Miscellaneous	115,736
Total expenses	$8,920,497
Fees paid indirectly	(27)
Reduction of expenses by investment adviser	(3,110)
Net expenses	$8,917,360
Net investment income	$4,299,541
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$36,104,739
Foreign currency transactions	(507,888)
Net realized gain (loss) on investments and foreign currency transactions	$35,596,851
Change in unrealized appreciation (depreciation)
Investments (net of $77,758 deferred country tax)	$187,974,299
Translation of assets and liabilities in foreign currencies	232,823
Net unrealized gain (loss) on investments and foreign currency translation	$188,207,122
Net realized and unrealized gain (loss) on investments and foreign currency	$223,803,973
Change in net assets from operations	$228,103,514

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/10 (unaudited)	Year ended 5/31/10
From operations
Net investment income	$4,299,541	$14,948,096
Net realized gain (loss) on investments and foreign currency transactions	35,596,851	36,812,116
Net unrealized gain (loss) on investments and foreign currency translation	188,207,122	66,726,643
Change in net assets from operations	$228,103,514	$118,486,855
Distributions declared to shareholders
From net investment income	$—	$(12,356,101)
Change in net assets from fund share transactions	$65,807,074	$172,549,566
Total change in net assets	$293,910,588	$278,680,320
Net assets
At beginning of period	1,292,863,538	1,014,183,218
At end of period (including undistributed net investment income of $18,875,848 and $14,576,307, respectively)	$1,586,774,126	$1,292,863,538

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.23		$17.30	$26.73	$27.97	$23.85	$18.90
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.20	$0.19	$0.29	$0.20	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	3.17		1.91	(8.97)	0.94	6.07	5.10
Total from investment operations	$3.21		$2.11	$(8.78)	$1.23	$6.27	$5.37
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.21)	$(0.22)	$(0.23)	$(0.00	)(w)
From net realized gain on investments	—		—	(0.44)	(2.25)	(1.92)	(0.42)
Total distributions declared to shareholders	$—		$(0.18)	$(0.65)	$(2.47)	$(2.15)	$(0.42)
Net asset value, end of period	$22.44		$19.23	$17.30	$26.73	$27.97	$23.85
Total return (%) (r)(s)(t)	16.69	(n)	12.12	(32.59)	4.25	27.35	28.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.40	1.54	1.46	1.50	1.63
Expenses after expense reductions (f)	1.34	(a)	1.40	1.54	1.46	1.50	1.60
Net investment income	0.40	(a)	1.00	1.08	1.07	0.80	1.24
Portfolio turnover	27		45	81	55	67	90
Net assets at end of period (000 omitted)	$296,226		$274,384	$214,115	$361,362	$295,921	$206,522

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class B			2010		2009	2008	2007	2006

Net asset value, beginning of period	$18.20		$16.36		$25.35	$26.61	$22.77	$18.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.04		$0.04	$0.08	$0.01	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.98		1.80		(8.48)	0.92	5.80	4.93
Total from investment operations	$2.95		$1.84		$(8.44)	$1.00	$5.81	$5.02
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.11)	$(0.01)	$(0.05)	$—
From net realized gain on investments	—		—		(0.44)	(2.25)	(1.92)	(0.42)
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.55)	$(2.26)	$(1.97)	$(0.42)
Net asset value, end of period	$21.15		$18.20		$16.36	$25.35	$26.61	$22.77
Total return (%) (r)(s)(t)	16.21	(n)	11.26		(33.03)	3.58	26.52	27.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.15		2.20	2.11	2.15	2.28
Expenses after expense reductions (f)	2.09	(a)	2.15		2.20	2.11	2.15	2.25
Net investment income (loss)	(0.35	)(a)	0.21		0.21	0.30	0.06	0.43
Portfolio turnover	27		45		81	55	67	90
Net assets at end of period (000 omitted)	$16,303		$15,153		$16,363	$37,507	$50,259	$52,531

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$17.90		$16.14	$25.05	$26.37	$22.60	$18.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.06	$0.05	$0.09	$0.03	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.94		1.77	(8.39)	0.90	5.74	4.86
Total from investment operations	$2.91		$1.83	$(8.34)	$0.99	$5.77	$4.98
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.13)	$(0.06)	$(0.08)	$—
From net realized gain on investments	—		—	(0.44)	(2.25)	(1.92)	(0.42)
Total distributions declared to shareholders	$—		$(0.07)	$(0.57)	$(2.31)	$(2.00)	$(0.42)
Net asset value, end of period	$20.81		$17.90	$16.14	$25.05	$26.37	$22.60
Total return (%) (r)(s)(t)	16.26	(n)	11.28	(33.05)	3.57	26.54	27.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.15	2.21	2.11	2.15	2.28
Expenses after expense reductions (f)	2.09	(a)	2.15	2.21	2.11	2.15	2.25
Net investment income (loss)	(0.35	)(a)	0.31	0.31	0.36	0.12	0.57
Portfolio turnover	27		45	81	55	67	90
Net assets at end of period (000 omitted)	$33,942		$29,539	$22,107	$41,990	$40,611	$32,965

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$21.10		$18.96	$29.17	$30.30	$25.67	$20.27
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.28	$0.32	$0.41	$0.34	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	3.46		2.09	(9.84)	1.02	6.52	5.40
Total from investment operations	$3.54		$2.37	$(9.52)	$1.43	$6.86	$5.86
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.31)	$(0.31)	$(0.04)
From net realized gain on investments	—		—	(0.44)	(2.25)	(1.92)	(0.42)
Total distributions declared to shareholders	$—		$(0.23)	$(0.69)	$(2.56)	$(2.23)	$(0.46)
Net asset value, end of period	$24.64		$21.10	$18.96	$29.17	$30.30	$25.67
Total return (%) (r)(s)	16.78	(n)	12.42	(32.37)	4.61	27.76	29.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.15	1.21	1.11	1.14	1.28
Expenses after expense reductions (f)	1.09	(a)	1.15	1.21	1.11	1.14	1.25
Net investment income	0.65	(a)	1.28	1.64	1.38	1.25	1.93
Portfolio turnover	27		45	81	55	67	90
Net assets at end of period (000 omitted)	$1,101,309		$899,052	$739,374	$859,767	$710,686	$356,948

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class W			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$19.21		$17.30	$26.72	$27.98	$23.86	$25.12
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.25	$0.33	$0.36	$0.52	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		1.88	(9.06)	0.93	5.81	(1.37	)(g)
Total from investment operations	$3.22		$2.13	$(8.73)	$1.29	$6.33	$(1.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.25)	$(0.30)	$(0.29)	$—
From net realized gain on investments	—		—	(0.44)	(2.25)	(1.92)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.69)	$(2.55)	$(2.21)	$—
Net asset value, end of period	$22.43		$19.21	$17.30	$26.72	$27.98	$23.86
Total return (%) (r)(s)	16.76	(n)	12.25	(32.39)	4.47	27.66	(5.02	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.25	1.35	1.22	1.23	1.38	(a)
Expenses after expense reductions (f)	1.19	(a)	1.25	1.35	1.22	1.23	1.35	(a)
Net investment income	0.55	(a)	1.25	2.04	1.39	2.15	5.01	(a)
Portfolio turnover	27		45	81	55	67	90
Net assets at end of period (000 omitted)	$31,636		$25,338	$13,782	$4,409	$999	$95

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R1			2010	2009 (i)

Net asset value, beginning of period	$17.91		$16.21	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.05	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.95		1.79	(1.91	)(g)
Total from investment operations	$2.91		$1.84	$(1.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.25)
From net realized gain on investments	—		—	(0.44)
Total distributions declared to shareholders	$—		$(0.14)	$(0.69)
Net asset value, end of period	$20.82		$17.91	$16.21
Total return (%) (r)(s)	16.25	(n)	11.28	(9.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.15	2.29	(a)
Expenses after expense reductions (f)	2.09	(a)	2.15	2.29	(a)
Net investment income (loss)	(0.36	)(a)	0.29	1.03	(a)
Portfolio turnover	27		45	81
Net assets at end of period (000 omitted)	$172		$108	$91

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R2			2010	2009 (i)

Net asset value, beginning of period	$17.98		$16.27	$18.71
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		1.75	(1.89	)(g)
Total from investment operations	$2.97		$1.94	$(1.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)
From net realized gain on investments	—		—	(0.44)
Total distributions declared to shareholders	$—		$(0.23)	$(0.69)
Net asset value, end of period	$20.95		$17.98	$16.27
Total return (%) (r)(s)	16.52	(n)	11.80	(8.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.65	1.79	(a)
Expenses after expense reductions (f)	1.59	(a)	1.65	1.79	(a)
Net investment income	0.12	(a)	1.02	1.53	(a)
Portfolio turnover	27		45	81
Net assets at end of period (000 omitted)	$2,266		$1,491	$92

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R3			2010	2009 (i)

Net asset value, beginning of period	$19.15		$17.26	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	3.15		1.87	(2.06	)(g)
Total from investment operations	$3.19		$2.11	$(1.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.25)
From net realized gain on investments	—		—	(0.44)
Total distributions declared to shareholders	$—		$(0.22)	$(0.69)
Net asset value, end of period	$22.34		$19.15	$17.26
Total return (%) (r)(s)	16.66	(n)	12.12	(8.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.40	1.53	(a)
Expenses after expense reductions (f)	1.34	(a)	1.40	1.53	(a)
Net investment income	0.40	(a)	1.20	2.46	(a)
Portfolio turnover	27		45	81
Net assets at end of period (000 omitted)	$8,305		$7,016	$3,240

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R4			2010	2009 (i)

Net asset value, beginning of period	$19.22		$17.29	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.42	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		1.74	(2.05	)(g)
Total from investment operations	$3.23		$2.16	$(1.79)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)
From net realized gain on investments	—		—	(0.44)
Total distributions declared to shareholders	$—		$(0.23)	$(0.69)
Net asset value, end of period	$22.45		$19.22	$17.29
Total return (%) (r)(s)	16.81	(n)	12.40	(8.66	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.15	1.29	(a)
Expenses after expense reductions (f)	1.09	(a)	1.15	1.29	(a)
Net investment income	0.67	(a)	2.07	2.64	(a)
Portfolio turnover	27		45	81
Net assets at end of period (000 omitted)	$96,615		$40,781	$5,018

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W), and October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

21

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

22

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,557,406,398	$—	$—	$1,557,406,398
Mutual Funds	61,945,779	—	—	61,945,779
Total Investments	$1,619,352,177	$—	$—	$1,619,352,177

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds

23

Notes to Financial Statements (unaudited) – continued

from the short sale deposited with the broker, at least equals the current market value of the security sold short. At November 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

24

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/10
Ordinary income (including any short-term capital gains)	$12,356,101

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/10
Cost of investments	$1,360,985,069
Gross appreciation	283,502,766
Gross depreciation	(25,135,658)
Net unrealized appreciation (depreciation)	$258,367,108

As of 5/31/10
Undistributed ordinary income	14,923,639
Capital loss carryforwards	(161,507,773)
Post-October capital loss deferral	(13,180,638)
Other temporary differences	(449,727)
Net unrealized appreciation (depreciation)	70,315,051

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(90,369,582)
5/31/18	(71,138,191)
Total	$(161,507,773)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

26

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/10	Year ended 5/31/10
Class A	$—	$2,551,537
Class B	—	1,739
Class C	—	98,964
Class I	—	9,157,084
Class W	—	256,531
Class R1	—	775
Class R2	—	12,902
Class R3	—	49,560
Class R4	—	227,009
Total	$—	$12,356,101

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2010 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.80%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement terminated on September 30, 2010. For the period June 1, 2010 through September 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $21,025 for the six months ended November 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$382,032
Class B	0.75%	0.25%	1.00%	1.00%	79,924
Class C	0.75%	0.25%	1.00%	1.00%	162,812
Class W	0.10%	—	0.10%	0.10%	14,826
Class R1	0.75%	0.25%	1.00%	1.00%	614
Class R2	0.25%	0.25%	0.50%	0.50%	4,478
Class R3	—	0.25%	0.25%	0.25%	9,937
Total Distribution and Service Fees					$654,623

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2010, were as follows:

Amount
Class A	$1,173
Class B	11,388
Class C	1,707

28

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2010, the fee was $103,050, which equated to 0.0136% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $334,852.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2010, these costs for the fund amounted to $582,259 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2010 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The

29

Notes to Financial Statements (unaudited) – continued

DB Plan resulted in a pension expense of $287 and is included in independent Trustees’ compensation for the six months ended November 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,062 at November 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,513 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,110, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $459,968,633 and $392,414,761, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,995,494	$42,503,191	7,254,672	$143,959,096
Class B	61,935	1,273,959	199,664	3,793,921
Class C	163,711	3,275,239	616,411	11,584,944
Class I	3,556,375	79,154,064	6,318,945	139,710,207
Class W	257,274	5,522,252	754,844	15,189,113
Class R1	2,198	46,102	414	8,385
Class R2	40,657	834,778	99,401	1,773,682
Class R3	79,004	1,662,051	269,240	5,458,572
Class R4	3,365,997	70,622,009	2,211,965	44,892,212
	9,522,645	$204,893,645	17,725,556	$366,370,132
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	103,082	$2,130,676
Class B	—	—	81	1,584
Class C	—	—	3,352	64,745
Class I	—	—	371,770	8,420,593
Class W	—	—	11,677	240,890
Class R1	—	—	40	775
Class R2	—	—	665	12,866
Class R3	—	—	2,241	46,135
Class R4	—	—	6,711	138,443
	—	$—	499,619	$11,056,707
Shares reacquired
Class A	(3,061,568)	$(66,727,614)	(5,461,975)	$(109,236,870)
Class B	(123,946)	(2,473,169)	(367,255)	(6,927,342)
Class C	(182,781)	(3,607,935)	(339,234)	(6,315,046)
Class I	(1,486,959)	(34,913,424)	(3,060,467)	(67,139,829)
Class W	(165,873)	(3,669,416)	(244,082)	(5,000,477)
Class R2	(15,422)	(307,499)	(22,794)	(427,956)
Class R3	(73,697)	(1,522,944)	(92,754)	(1,853,334)
Class R4	(1,184,347)	(25,864,570)	(386,700)	(7,976,419)
	(6,294,593)	$(139,086,571)	(9,975,261)	$(204,877,273)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	(1,066,074)	$(24,224,423)	1,895,779	$36,852,902
Class B	(62,011)	(1,199,210)	(167,510)	(3,131,837)
Class C	(19,070)	(332,696)	280,529	5,334,643
Class I	2,069,416	44,240,640	3,630,248	80,990,971
Class W	91,401	1,852,836	522,439	10,429,526
Class R1	2,198	46,102	454	9,160
Class R2	25,235	527,279	77,272	1,358,592
Class R3	5,307	139,107	178,727	3,651,373
Class R4	2,181,650	44,757,439	1,831,976	37,054,236
	3,228,052	$65,807,074	8,249,914	$172,549,566

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 38%, 7%, 5%, 4%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund , MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2010, the fund’s commitment fee and interest expense were $7,372 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,130,612	156,022,741	(149,842,607)	25,310,746

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,702	$25,310,746

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are

34

Board Review of Investment Advisory Agreement – continued

observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A Shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

35

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

36

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

37

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/10

FGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we begin 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	3.2%
Nestle S.A.	2.9%
Vodafone Group PLC	2.8%
GlaxoSmithKline PLC	2.8%
KDDI Corp.	2.8%
Sanofi-Aventis	2.7%
Roche Holding AG	2.7%
Heineken N.V.	2.6%
BP PLC	2.6%
Kao Corp.	2.4%

Equity sectors
Consumer Staples	17.5%
Financial Services	16.0%
Health Care	15.2%
Utilities & Communications	9.2%
Technology	7.7%
Energy	6.8%
Industrial Goods & Services	6.5%
Basic Materials	3.7%
Leisure	3.2%
Special Products & Services	2.8%
Transportation	2.3%
Autos & Housing	1.9%
Retailing	1.8%

Issuer country weightings
United Kingdom	24.3%
Japan	23.4%
Switzerland	12.3%
France	8.2%
Germany	7.3%
Netherlands	6.8%
United States	4.9%
Taiwan	2.7%
Sweden	2.4%
Other Countries	7.7%

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2010 through November 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2010 through November 30, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	1.28%	$1,000.00	$1,116.15	$6.79
	Hypothetical (h)	1.28%	$1,000.00	$1,018.65	$6.48
B	Actual	2.03%	$1,000.00	$1,112.06	$10.75
	Hypothetical (h)	2.03%	$1,000.00	$1,014.89	$10.25
C	Actual	2.03%	$1,000.00	$1,112.55	$10.75
	Hypothetical (h)	2.03%	$1,000.00	$1,014.89	$10.25
I	Actual	1.03%	$1,000.00	$1,117.81	$5.47
	Hypothetical (h)	1.03%	$1,000.00	$1,019.90	$5.22
W	Actual	1.13%	$1,000.00	$1,117.42	$6.00
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R1	Actual	2.03%	$1,000.00	$1,112.19	$10.75
	Hypothetical (h)	2.03%	$1,000.00	$1,014.89	$10.25
R2	Actual	1.53%	$1,000.00	$1,114.90	$8.11
	Hypothetical (h)	1.53%	$1,000.00	$1,017.40	$7.74
R3	Actual	1.28%	$1,000.00	$1,115.94	$6.79
	Hypothetical (h)	1.28%	$1,000.00	$1,018.65	$6.48
R4	Actual	1.03%	$1,000.00	$1,117.96	$5.47
	Hypothetical (h)	1.03%	$1,000.00	$1,019.90	$5.22

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.6%
Issuer	Shares/Par	Value ($)

Aerospace - 1.1%
Cobham PLC	11,181,980	$33,446,748

Alcoholic Beverages - 2.6%
Heineken N.V.	1,715,240	$79,462,653

Apparel Manufacturers - 0.0%
Sanyo Shokai Ltd.	54,900	$221,725

Automotive - 0.7%
USS Co. Ltd.	280,140	$20,284,961

Broadcasting - 2.3%
Fuji Television Network, Inc.	14,560	$20,372,518
Nippon Television Network Corp.	155,050	20,397,903
Vivendi S.A.	1,166,893	28,468,526

		$69,238,947
Brokerage & Asset Managers - 1.3%
Daiwa Securities Group, Inc.	7,981,000	$36,238,260
Van Lanschot N.V. (a)	64,084	2,515,492

		$38,753,752
Business Services - 2.8%
Amadeus IT Holding S.A. (a)	1,014,640	$19,492,400
Bunzl PLC	2,088,860	22,792,550
Compass Group PLC	1,536,400	13,275,297
Nomura Research, Inc.	1,542,400	31,109,705

		$86,669,952
Chemicals - 1.1%
Givaudan S.A.	34,688	$34,769,220

Computer Software - Systems - 3.2%
Acer, Inc.	12,768,480	$37,699,113
Asustek Computer, Inc.	1,187,000	10,260,789
Konica Minolta Holdings, Inc.	3,098,000	31,909,141
Venture Corp. Ltd.	2,566,500	17,513,663

		$97,382,706

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.2%
Geberit AG	187,696	$37,907,616

Consumer Products - 5.9%
Henkel KGaA, IPS	826,291	$50,673,452
Kao Corp.	2,974,900	74,719,080
KOSE Corp.	699,500	15,980,930
Reckitt Benckiser Group PLC	773,740	40,919,457

		$182,292,919
Containers - 1.0%
Brambles Ltd.	3,554,080	$23,198,844
Smurfit Kappa Group PLC (a)	905,402	7,979,999

		$31,178,843
Electrical Equipment - 1.8%
Legrand S.A.	860,680	$32,851,448
Spectris PLC	1,270,220	22,543,456

		$55,394,904
Electronics - 2.9%
Halma PLC	3,680,040	$17,950,828
Samsung Electronics Co. Ltd.	47,985	34,186,312
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,330,503	35,802,907

		$87,940,047
Energy - Independent - 1.0%
INPEX Corp.	6,057	$31,157,110

Energy - Integrated - 5.8%
BP PLC	11,845,134	$78,479,188
Royal Dutch Shell PLC, “A”	3,283,700	98,883,704

		$177,362,892
Food & Beverages - 4.9%
Barry Callebaut AG	11,971	$9,357,096
Groupe Danone	875,430	51,277,903
Nestle S.A.	1,626,780	88,418,123

		$149,053,122
Food & Drug Stores - 1.0%
Lawson, Inc.	717,500	$31,806,966

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.2%
Daiei, Inc. (a)(l)	1,649,100	$6,364,671

Insurance - 7.0%
Amlin PLC	1,876,897	$10,962,416
Catlin Group Ltd.	2,509,977	12,942,232
Euler Hermes (a)	140,180	11,599,997
Hiscox Ltd.	3,850,111	20,780,626
ING Groep N.V. (a)	3,864,610	34,121,956
Jardine Lloyd Thompson Group PLC	2,216,347	20,098,434
Muenchener Ruckvers AG	239,360	33,245,049
SNS REAAL Groep N.V. (a)	1,595,280	6,396,560
Swiss Reinsurance Co.	707,620	32,685,959
Zurich Financial Services Ltd.	149,528	33,268,174

		$216,101,403
Leisure & Toys - 0.5%
Sankyo Co. Ltd.	283,600	$15,011,925

Machinery & Tools - 3.6%
ASSA ABLOY AB, “B”	1,137,924	$30,548,078
Glory Ltd.	744,900	17,712,403
Neopost S.A. (l)	494,660	43,623,846
Schindler Holding AG	173,373	19,588,998

		$111,473,325
Major Banks - 4.1%
HSBC Holdings PLC	6,913,587	$69,716,464
Julius Baer Group Ltd.	380,251	14,434,876
Sumitomo Mitsui Financial Group, Inc.	1,046,600	32,127,081
UniCredito Italiano S.p.A.	5,584,781	10,808,748

		$127,087,169
Medical & Health Technology & Services - 2.2%
Kobayashi Pharmaceutical Co. Ltd.	544,500	$23,812,522
Miraca Holdings, Inc.	882,500	31,339,348
Rhoen-Klinikum AG	609,620	12,811,432

		$67,963,302
Medical Equipment - 1.7%
Smith & Nephew PLC	3,203,133	$29,021,964
Synthes, Inc.	192,940	23,606,867

		$52,628,831

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.6%
Ericsson, Inc., “B”	2,964,490	$30,581,308
Nokia Oyj	1,990,003	18,378,931

		$48,960,239
Other Banks & Diversified Financials - 2.8%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	1,702,000	9,904,098
DnB NOR A.S.A.	2,116,700	25,895,272
Hachijuni Bank Ltd.	1,746,000	9,033,552
Joyo Bank Ltd.	2,554,000	10,772,637
Jyske Bank A.S. (a)	140,370	5,722,703
Sapporo Hokuyo Holdings, Inc.	2,044,300	8,476,187
Sydbank A.S. (a)	254,778	6,256,141
Unione di Banche Italiane ScpA	1,209,331	10,022,999

		$86,083,589
Pharmaceuticals - 11.3%
Bayer AG	744,643	$54,080,391
GlaxoSmithKline PLC	4,521,356	85,236,817
Hisamitsu Pharmaceutical Co., Inc.	426,900	16,986,223
Roche Holding AG	602,961	82,785,857
Sanofi-Aventis	1,381,360	83,521,441
Santen, Inc.	686,800	23,626,445

		$346,237,174
Printing & Publishing - 0.4%
United Business Media Ltd.	1,137,680	$10,900,759

Real Estate - 0.8%
Deutsche Wohnen AG (a)	2,116,212	$25,730,683

Specialty Chemicals - 1.6%
Shin-Etsu Chemical Co. Ltd.	610,700	$29,845,418
Symrise AG	778,250	19,613,186

		$49,458,604
Specialty Stores - 0.6%
Esprit Holdings Ltd.	4,004,081	$19,362,692

Telecommunications - Wireless - 5.6%
KDDI Corp.	14,815	$84,705,192
Vodafone Group PLC	34,711,667	86,792,531

		$171,497,723

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telephone Services - 2.6%
China Unicom Ltd.		8,406,000	$11,323,326
Royal KPN N.V.		3,738,881	53,313,025
Telecom Italia S.p.A.		12,940,250	13,538,462

			$78,174,813
Tobacco - 4.1%
British American Tobacco PLC		1,929,120	$69,930,116
Japan Tobacco, Inc.		12,687	43,265,262
Swedish Match AB		449,720	12,565,316

			$125,760,694
Trucking - 2.3%
TNT N.V.		1,320,082	$31,503,308
Yamato Holdings Co. Ltd.		3,060,900	38,732,144

			$70,235,452
Utilities - Electric Power - 1.0%
E.ON AG		1,022,372	$29,335,337
Total Common Stocks (Identified Cost, $2,647,730,137)			$2,902,693,468

Money Market Funds (v) - 4.7%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value		145,677,283	$145,677,283

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value		5,795,520	$5,795,520

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.1%
EUR Currency - May 2011 @ JPY 128	EUR	23,326,800	$65,268
EUR Currency - August 2011 @ JPY 120	EUR	76,195,271	1,459,901
Total Call Options Purchased (Premiums Paid, $3,407,913)			$1,525,169

Put Options Purchased - 0.0%
JPY Currency - May 2011 @ $0.01	JPY	2,784,977,300	$25,065
JPY Currency - August 2011 @ $0.01	JPY	9,337,612,269	905,748
Total Put Options Purchased (Premiums Paid, $2,139,387)			$930,813
Total Investments (Identified Cost, $2,804,750,240)			$3,056,622,253

Other Assets, Less Liabilities - 0.4%			13,545,361
Net Assets - 100.0%			$3,070,167,614

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,659,072,957)	$2,910,944,970
Underlying funds, at cost and value	145,677,283
Total investments, at value, including $5,564,388 of securities on loan (identified cost, $2,804,750,240)	$3,056,622,253
Cash	1,495
Foreign currency, at value (identified cost, $773,977)	777,653
Receivables for
Investments sold	756,335
Fund shares sold	8,576,549
Interest and dividends	12,228,226
Other assets	1,250
Total assets	$3,078,963,761
Liabilities
Payables for
Fund shares reacquired	$2,177,818
Collateral for securities loaned, at value	5,795,520
Payable to affiliates
Investment adviser	136,083
Shareholder servicing costs	334,434
Distribution and service fees	32,455
Administrative services fee	2,165
Payable for independent Trustees’ compensation	2,250
Accrued expenses and other liabilities	315,422
Total liabilities	$8,796,147
Net assets	$3,070,167,614
Net assets consist of
Paid-in capital	$2,951,179,312
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	252,046,523
Accumulated net realized gain (loss) on investments and foreign currency transactions	(181,217,024)
Undistributed net investment income	48,158,803
Net assets	$3,070,167,614
Shares of beneficial interest outstanding	131,445,399

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,560,850,218	67,399,376	$23.16
Class B	23,710,859	1,071,290	22.13
Class C	77,199,050	3,599,825	21.45
Class I	1,043,762,250	43,308,183	24.10
Class W	88,354,078	3,805,857	23.22
Class R1	134,136	6,151	21.81
Class R2	138,049,776	6,294,690	21.93
Class R3	54,586,923	2,362,953	23.10
Class R4	83,520,324	3,597,074	23.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.57 [100 / 94.25 x $23.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$30,418,864
Interest	343,776
Dividends from underlying funds	135,287
Foreign taxes withheld	(2,009,565)
Total investment income	$28,888,362
Expenses
Management fee	$11,693,330
Distribution and service fees	2,779,998
Shareholder servicing costs	2,360,666
Administrative services fee	198,968
Independent Trustees’ compensation	30,256
Custodian fee	396,109
Shareholder communications	104,073
Auditing fees	28,957
Legal fees	16,662
Miscellaneous	166,459
Total expenses	$17,775,478
Fees paid indirectly	(88)
Reduction of expenses by investment adviser	(5,990)
Net expenses	$17,769,400
Net investment income	$11,118,962
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $345,107 country tax)	$(1,108,445)
Foreign currency transactions	738,388
Net realized gain (loss) on investments and foreign currency transactions	$(370,057)
Change in unrealized appreciation (depreciation)
Investments (net of $248,445 decrease in deferred country tax)	$292,801,344
Translation of assets and liabilities in foreign currencies	318,455
Net unrealized gain (loss) on investments and foreign currency translation	$293,119,799
Net realized and unrealized gain (loss) on investments and foreign currency	$292,749,742
Change in net assets from operations	$303,868,704

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/10 (unaudited)	Year ended 5/31/10
From operations
Net investment income	$11,118,962	$38,926,700
Net realized gain (loss) on investments and foreign currency transactions	(370,057)	1,760,848
Net unrealized gain (loss) on investments and foreign currency translation	293,119,799	(286,009)
Change in net assets from operations	$303,868,704	$40,401,539
Distributions declared to shareholders
From net investment income	$—	$(20,746,942)
Change in net assets from fund share transactions	$245,381,829	$1,160,640,301
Total change in net assets	$549,250,533	$1,180,294,898
Net assets
At beginning of period	2,520,917,081	1,340,622,183
At end of period (including undistributed net investment income of $48,158,803 and $37,039,841, respectively)	$3,070,167,614	$2,520,917,081

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.75		$19.35	$30.23	$32.74	$29.16	$24.20
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.42	$0.46	$0.63	$0.49	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	2.33		1.19	(9.27)	(0.62)	5.75	6.62
Total from investment operations	$2.41		$1.61	$(8.81)	$0.01	$6.24	$7.00
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.55)	$(0.37)	$(0.42)	$(0.21)
From net realized gain on investments	—		—	(1.52)	(2.15)	(2.24)	(1.83)
Total distributions declared to shareholders	$—		$(0.21)	$(2.07)	$(2.52)	$(2.66)	$(2.04)
Net asset value, end of period	$23.16		$20.75	$19.35	$30.23	$32.74	$29.16
Total return (%) (r)(s)(t)	11.61	(n)	8.21	(28.97)	(0.05)	22.17	30.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.35	1.48	1.45	1.49	1.63
Expenses after expense reductions (f)	1.28	(a)	1.35	1.48	1.45	1.49	1.60
Net investment income	0.71	(a)	1.88	2.32	2.03	1.61	1.41
Portfolio turnover	16		25	52	35	49	54
Net assets at end of period (000 omitted)	$1,560,850		$1,308,449	$542,453	$400,018	$386,570	$242,369

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.90		$18.54	$29.09	$31.55	$28.19	$23.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.17	$0.15	$0.33	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		1.19	(8.75)	(0.52)	5.57	6.45
Total from investment operations	$2.23		$1.36	$(8.60)	$(0.19)	$5.82	$6.62
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.43)	$(0.12)	$(0.22)	$(0.07)
From net realized gain on investments	—		—	(1.52)	(2.15)	(2.24)	(1.83)
Total distributions declared to shareholders	$—		$—	$(1.95)	$(2.27)	$(2.46)	$(1.90)
Net asset value, end of period	$22.13		$19.90	$18.54	$29.09	$31.55	$28.19
Total return (%) (r)(s)(t)	11.21	(n)	7.34	(29.42)	(0.69)	21.36	29.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.10	2.16	2.10	2.14	2.28
Expenses after expense reductions (f)	2.03	(a)	2.10	2.16	2.10	2.14	2.25
Net investment income (loss)	(0.04	)(a)	0.80	0.72	1.10	0.86	0.64
Portfolio turnover	16		25	52	35	49	54
Net assets at end of period (000 omitted)	$23,711		$21,961	$22,952	$51,764	$79,000	$70,758

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.28		$18.01	$28.39	$30.89	$27.67	$23.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.19	$0.18	$0.36	$0.28	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.17		1.14	(8.58)	(0.54)	5.43	6.34
Total from investment operations	$2.17		$1.33	$(8.40)	$(0.18)	$5.71	$6.52
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.46)	$(0.17)	$(0.25)	$(0.16)
From net realized gain on investments	—		—	(1.52)	(2.15)	(2.24)	(1.83)
Total distributions declared to shareholders	$—		$(0.06)	$(1.98)	$(2.32)	$(2.49)	$(1.99)
Net asset value, end of period	$21.45		$19.28	$18.01	$28.39	$30.89	$27.67
Total return (%) (r)(s)(t)	11.26	(n)	7.37	(29.44)	(0.69)	21.36	29.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.10	2.16	2.10	2.14	2.28
Expenses after expense reductions (f)	2.03	(a)	2.10	2.16	2.10	2.14	2.25
Net investment income (loss)	(0.04	)(a)	0.95	0.92	1.22	0.96	0.68
Portfolio turnover	16		25	52	35	49	54
Net assets at end of period (000 omitted)	$77,199		$66,124	$49,093	$76,841	$91,372	$62,896

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$21.56		$20.07	$31.20	$33.71	$29.94	$24.75
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.44	$0.49	$0.77	$0.64	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		1.28	(9.51)	(0.64)	5.88	6.68
Total from investment operations	$2.54		$1.72	$(9.02)	$0.13	$6.52	$7.28
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.59)	$(0.49)	$(0.51)	$(0.26)
From net realized gain on investments	—		—	(1.52)	(2.15)	(2.24)	(1.83)
Total distributions declared to shareholders	$—		$(0.23)	$(2.11)	$(2.64)	$(2.75)	$(2.09)
Net asset value, end of period	$24.10		$21.56	$20.07	$31.20	$33.71	$29.94
Total return (%) (r)(s)	11.78	(n)	8.46	(28.73)	0.31	22.56	30.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.10	1.16	1.10	1.14	1.28
Expenses after expense reductions (f)	1.03	(a)	1.10	1.16	1.10	1.14	1.25
Net investment income	0.95	(a)	1.91	2.29	2.43	2.04	2.17
Portfolio turnover	16		25	52	35	49	54
Net assets at end of period (000 omitted)	$1,043,762		$830,162	$668,802	$756,900	$617,518	$301,533

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class W			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$20.78		$19.37	$30.23	$32.75	$29.16	$30.18
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.47	$0.65	$0.60	$0.89	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.34		1.16	(9.40)	(0.51)	5.43	(1.22	)(g)
Total from investment operations	$2.44		$1.63	$(8.75)	$0.09	$6.32	$(1.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.59)	$(0.46)	$(0.49)	$—
From net realized gain on investments	—		—	(1.52)	(2.15)	(2.24)	—
Total distributions declared to shareholders	$—		$(0.22)	$(2.11)	$(2.61)	$(2.73)	$—
Net asset value, end of period	$23.22		$20.78	$19.37	$30.23	$32.75	$29.16
Total return (%) (r)(s)	11.74	(n)	8.34	(28.78)	0.22	22.48	(3.38	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.21	1.29	1.21	1.24	1.37	(a)
Expenses after expense reductions (f)	1.13	(a)	1.21	1.29	1.21	1.24	1.35	(a)
Net investment income	0.85	(a)	2.10	3.64	2.04	3.22	8.00	(a)
Portfolio turnover	16		25	52	35	49	54
Net assets at end of period (000 omitted)	$88,354		$67,770	$20,807	$2,089	$1,031	$97

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R1			2010	2009 (i)

Net asset value, beginning of period	$19.61		$18.37	$22.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		1.19	(2.21	)(g)
Total from investment operations	$2.20		$1.36	$(2.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.59)
From net realized gain on investments	—		—	(1.52)
Total distributions declared to shareholders	$—		$(0.12)	$(2.11)
Net asset value, end of period	$21.81		$19.61	$18.37
Total return (%) (r)(s)	11.22	(n)	7.35	(8.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.10	2.21	(a)
Expenses after expense reductions (f)	2.03	(a)	2.10	2.21	(a)
Net investment income (loss)	(0.06	)(a)	0.84	1.52	(a)
Portfolio turnover	16		25	52
Net assets at end of period (000 omitted)	$134		$98	$91

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R2			2010	2009 (i)

Net asset value, beginning of period	$19.67		$18.42	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.40	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		1.08	(2.78	)(g)
Total from investment operations	$2.26		$1.48	$(1.99)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.59)
From net realized gain on investments	—		—	(1.52)
Total distributions declared to shareholders	$—		$(0.23)	$(2.11)
Net asset value, end of period	$21.93		$19.67	$18.42
Total return (%) (r)(s)	11.49	(n)	7.91	(8.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.62	1.71	(a)
Expenses after expense reductions (f)	1.53	(a)	1.61	1.71	(a)
Net investment income	0.45	(a)	1.85	6.93	(a)
Portfolio turnover	16		25	52
Net assets at end of period (000 omitted)	$138,050		$111,399	$7,828

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R3			2010	2009 (i)

Net asset value, beginning of period	$20.70		$19.32	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.48	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	2.32		1.13	(2.64	)(g)
Total from investment operations	$2.40		$1.61	$(2.03)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.59)
From net realized gain on investments	—		—	(1.52)
Total distributions declared to shareholders	$—		$(0.23)	$(2.11)
Net asset value, end of period	$23.10		$20.70	$19.32
Total return (%) (r)(s)	11.59	(n)	8.21	(8.42	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.36	1.46	(a)
Expenses after expense reductions (f)	1.28	(a)	1.36	1.45	(a)
Net investment income	0.74	(a)	2.15	5.26	(a)
Portfolio turnover	16		25	52
Net assets at end of period (000 omitted)	$54,587		$46,546	$6,327

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
Class R4			2010	2009 (i)

Net asset value, beginning of period	$20.77		$19.35	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.48	$0.90
Net realized and unrealized gain (loss) on investments and foreign currency	2.34		1.17	(2.90	)(g)
Total from investment operations	$2.45		$1.65	$(2.00)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.59)
From net realized gain on investments	—		—	(1.52)
Total distributions declared to shareholders	$—		$(0.23)	$(2.11)
Net asset value, end of period	$23.22		$20.77	$19.35
Total return (%) (r)(s)	11.80	(n)	8.42	(8.29	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.10	1.21	(a)
Expenses after expense reductions (f)	1.03	(a)	1.10	1.21	(a)
Net investment income	0.94	(a)	2.15	7.60	(a)
Portfolio turnover	16		25	52
Net assets at end of period (000 omitted)	$83,520		$68,408	$22,269

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W), and October 1, 2008 (Classes R1, R2, R3 and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as

23

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

24

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,902,693,468	$—	$—	$2,902,693,468
Purchased Currency Options	—	2,455,982	—	2,455,982
Mutual Funds	151,472,803	—	—	151,472,803
Total Investments	$3,054,166,271	$2,455,982	$—	$3,056,622,253

For further information regarding security characteristics, see the Portfolio of Investments.

At November 30, 2010, the fund held one Level 3 security valued at $0, which was also held and valued at $0 at May 31, 2010.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That

25

Notes to Financial Statements (unaudited) – continued

portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Foreign Exchange Contracts	Purchased Currency Options	$2,455,982

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2010 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)
Foreign Exchange Contracts	$(4,159,155)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2010 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange Contracts	$491,977

26

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

27

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service

28

Notes to Financial Statements (unaudited) – continued

providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

29

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/10
Ordinary income (including any short-term capital gains)	$20,746,942

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/10
Cost of investments	$2,850,410,126
Gross appreciation	344,798,983
Gross depreciation	(138,586,856)
Net unrealized appreciation (depreciation)	$206,212,127

As of 5/31/10
Undistributed ordinary income	37,948,302
Capital loss carryforwards	(135,187,081)
Other temporary differences	(1,300,851)
Net unrealized appreciation (depreciation)	(86,340,772)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(41,395,388)
5/31/18	(93,791,693)
Total	$(135,187,081)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

30

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/10	Year ended 5/31/10
Class A	$—	$10,015,127
Class B	—	—
Class C	—	194,938
Class I	—	7,990,859
Class W	—	537,301
Class R1	—	594
Class R2	—	1,123,148
Class R3	—	335,166
Class R4	—	549,809
Total	$—	$20,746,942

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2010 was equivalent to an annual effective rate of 0.80 % of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay all of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.80%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement terminated on September 30, 2010. For the period June 1, 2010 through September 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay a portion of the fund’s expenses.

31

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $143,615 for the six months ended November 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,865,777
Class B	0.75%	0.25%	1.00%	1.00%	118,458
Class C	0.75%	0.25%	1.00%	1.00%	364,873
Class W	0.10%	—	0.10%	0.10%	41,309
Class R1	0.75%	0.25%	1.00%	1.00%	598
Class R2	0.25%	0.25%	0.50%	0.50%	322,996
Class R3	—	0.25%	0.25%	0.25%	65,987
Total Distribution and Service Fees					$2,779,998

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2010, were as follows:

Amount
Class A	$1,306
Class B	16,909
Class C	10,438

32

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2010, the fee was $247,567, which equated to 0.0170% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,531,032.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2010, these costs for the fund amounted to $582,067 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2010 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The

33

Notes to Financial Statements (unaudited) – continued

DB Plan resulted in a pension expense of $141 and is included in independent Trustees’ compensation for the six months ended November 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,236 at November 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,618 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,990, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $635,771,628 and $435,905,635, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,219,578	$464,115,153	46,294,493	$1,022,695,318
Class B	132,694	2,873,639	328,691	6,991,668
Class C	518,407	11,020,474	1,278,474	26,539,460
Class I	5,747,391	132,592,544	8,199,581	189,089,392
Class W	998,234	22,493,717	2,520,932	56,046,290
Class R1	1,157	25,000	4	101
Class R2	1,925,185	41,186,319	6,688,619	143,912,669
Class R3	676,057	15,338,936	2,346,881	52,298,725
Class R4	863,762	19,694,472	2,930,753	63,385,708
	31,082,465	$709,340,254	70,588,428	$1,560,959,331

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	345,139	$7,810,487
Class C	—	—	6,540	138,242
Class I	—	—	312,125	7,334,943
Class W	—	—	19,034	431,300
Class R1	—	—	28	594
Class R2	—	—	52,288	1,123,148
Class R3	—	—	14,843	335,166
Class R4	—	—	24,285	549,809
	—	$—	774,282	$17,723,689

Shares reacquired
Class A	(15,888,723)	$(367,674,830)	(11,604,279)	$(254,501,643)
Class B	(164,819)	(3,568,256)	(463,563)	(9,816,663)
Class C	(347,497)	(7,231,337)	(581,455)	(11,906,495)
Class I	(937,052)	(21,815,735)	(3,329,337)	(74,046,751)
Class W	(453,341)	(10,433,623)	(353,156)	(7,879,049)
Class R2	(1,293,347)	(27,713,357)	(1,502,980)	(32,152,191)
Class R3	(562,168)	(12,862,727)	(440,134)	(9,816,423)
Class R4	(559,512)	(12,658,560)	(813,309)	(17,923,504)
	(20,206,459)	$(463,958,425)	(19,088,213)	$(418,042,719)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	4,330,855	$96,440,323	35,035,353	$776,004,162
Class B	(32,125)	(694,617)	(134,872)	(2,824,995)
Class C	170,910	3,789,137	703,559	14,771,207
Class I	4,810,339	110,776,809	5,182,369	122,377,584
Class W	544,893	12,060,094	2,186,810	48,598,541
Class R1	1,157	25,000	32	695
Class R2	631,838	13,472,962	5,237,927	112,883,626
Class R3	113,889	2,476,209	1,921,590	42,817,468
Class R4	304,250	7,035,912	2,141,729	46,012,013
	10,876,006	$245,381,829	52,274,497	$1,160,640,301

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 20%, 4%, 3%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS 2020 Fund, the MFS 2030 Fund, the MFS Lifetime 2040 and the MFS Lifetime 2050 fund were each the owners of record less than 1% of the value outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2010, the fund’s commitment fee and interest expense were $13,735 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,990,822	486,570,764	(428,884,303)	145,677,283

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$135,287	$145,677,283

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

38

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

39

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

40

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

41

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

42

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS
INVESTMENT MANAGEMENT
SSW
NNE

11/30/10 Semiannual report

AAF-SEM 11/10

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we begin 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	17.1%
MFS Government Securities Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Research Fund	6.0%
MFS Core Growth Fund	6.0%
MFS Value Fund	5.9%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.9%
MFS Emerging Markets Debt Fund	3.0%
MFS New Discovery Fund	2.1%
MFS Diversified Target Return Fund	2.0%
MFS International Growth Fund	2.0%
MFS International Value Fund	1.9%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets	0.1%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	11.9%
MFS Government Securities Fund	9.9%
MFS Core Growth Fund	8.1%
MFS Research Fund	8.0%
MFS Value Fund	7.9%
MFS Mid Cap Growth Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Research International Fund	5.9%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	4.9%
MFS New Discovery Fund	3.2%
MFS Commodity Strategy Fund	3.1%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS International Value Fund	2.9%
MFS Global Real Estate Fund	1.9%
MFS Diversified Target Return Fund	1.0%
MFS International New Discovery Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	11.1%
MFS Value Fund	10.8%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.2%
MFS Research Fund	8.1%
MFS Research International Fund	6.9%
MFS High Income Fund	5.0%
MFS International Growth Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS International Value Fund	4.8%
MFS New Discovery Fund	4.2%
MFS Commodity Strategy Fund	4.1%
MFS Global Bond Fund	3.8%
MFS Research Bond Fund	3.0%
MFS Global Real Estate Fund	2.9%
MFS Emerging Markets Debt Fund	2.9%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Diversified Target Return Fund	1.0%
Cash & Other Net Assets (o)	0.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

Note to Shareholders: In February 2010, the Board of Trustees of the funds approved revisions to the target asset class allocations, underlying fund selections and underlying fund target weightings of the funds. These revisions occurred during the reporting period.

Portfolio Composition – continued

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	13.1%
MFS Value Fund	12.9%
MFS Mid Cap Growth Fund	10.4%
MFS Mid Cap Value Fund	10.2%
MFS Research Fund	9.1%
MFS International Growth Fund	7.8%
MFS International Value Fund	7.8%
MFS Research International Fund	7.8%
MFS New Discovery Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.8%
MFS International New Discovery Fund	3.9%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

Note to Shareholders: In February 2010, the Board of Trustees of the funds approved revisions to the target asset class allocations, underlying fund selections and underlying fund target weightings of the funds. These revisions occurred during the reporting period.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2010 through November 30, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2010 through November 30, 2010.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	0.30%	$1,000.00	$1,075.87	$1.56
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
B	Actual	1.05%	$1,000.00	$1,071.31	$5.45
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
C	Actual	1.05%	$1,000.00	$1,071.68	$5.45
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
I	Actual	0.05%	$1,000.00	$1,077.90	$0.26
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
R1	Actual	1.05%	$1,000.00	$1,072.06	$5.45
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
R2	Actual	0.55%	$1,000.00	$1,074.17	$2.86
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
R3	Actual	0.30%	$1,000.00	$1,075.54	$1.56
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
R4	Actual	0.05%	$1,000.00	$1,076.73	$0.26
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.40%	$1,000.00	$1,075.34	$2.08
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
529B	Actual	1.15%	$1,000.00	$1,070.56	$5.97
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,070.50	$5.97
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	0.29%	$1,000.00	$1,098.42	$1.53
	Hypothetical (h)	0.29%	$1,000.00	$1,023.61	$1.47
B	Actual	1.04%	$1,000.00	$1,094.36	$5.46
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
C	Actual	1.04%	$1,000.00	$1,093.83	$5.46
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
I	Actual	0.05%	$1,000.00	$1,099.84	$0.26
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
R1	Actual	1.04%	$1,000.00	$1,093.80	$5.46
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
R2	Actual	0.54%	$1,000.00	$1,096.77	$2.84
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
R3	Actual	0.29%	$1,000.00	$1,098.15	$1.53
	Hypothetical (h)	0.29%	$1,000.00	$1,023.61	$1.47
R4	Actual	0.05%	$1,000.00	$1,099.33	$0.26
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.39%	$1,000.00	$1,097.99	$2.05
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.14%	$1,000.00	$1,093.46	$5.98
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
529C	Actual	1.14%	$1,000.00	$1,093.62	$5.98
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	0.30%	$1,000.00	$1,118.53	$1.59
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
B	Actual	1.05%	$1,000.00	$1,114.96	$5.57
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
C	Actual	1.05%	$1,000.00	$1,114.41	$5.57
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
I	Actual	0.05%	$1,000.00	$1,120.23	$0.27
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
R1	Actual	1.05%	$1,000.00	$1,114.09	$5.56
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
R2	Actual	0.55%	$1,000.00	$1,117.45	$2.92
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
R3	Actual	0.30%	$1,000.00	$1,119.43	$1.59
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
R4	Actual	0.05%	$1,000.00	$1,120.30	$0.27
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.40%	$1,000.00	$1,118.49	$2.12
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
529B	Actual	1.15%	$1,000.00	$1,113.58	$6.09
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,114.73	$6.10
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/01/10-11/30/10
A	Actual	0.32%	$1,000.00	$1,134.79	$1.71
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,130.36	$5.71
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,130.58	$5.71
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,137.27	$0.38
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,131.12	$5.72
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,133.91	$3.05
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,134.75	$1.71
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,136.25	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.42%	$1,000.00	$1,134.63	$2.25
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.17%	$1,000.00	$1,129.98	$6.25
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
529C	Actual	1.17%	$1,000.00	$1,130.44	$6.25
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

11/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	925,827	$11,276,578
MFS Core Growth Fund - Class I	3,855,244	67,042,697
MFS Diversified Target Return Fund - Class I (a)	2,416,034	22,517,434
MFS Emerging Markets Debt Fund - Class I	2,238,944	33,315,495
MFS Global Bond Fund - Class I	5,271,426	55,244,547
MFS Global Real Estate Fund - Class I	748,458	10,972,396
MFS Government Securities Fund - Class I	10,889,590	112,380,569
MFS High Income Fund - Class I	16,346,160	55,740,405
MFS Inflation-Adjusted Bond Fund - Class I	10,671,640	112,158,938
MFS International Growth Fund - Class I	885,683	21,823,229
MFS International Value Fund - Class I	899,389	21,675,264
MFS Limited Maturity Fund - Class I	18,106,951	112,263,097
MFS Mid Cap Growth Fund - Class I (a)	5,204,911	45,959,362
MFS Mid Cap Value Fund - Class I	3,614,456	45,216,844
MFS New Discovery Fund - Class I (a)	941,141	22,907,381
MFS Research Bond Fund - Class I	18,119,410	190,797,392
MFS Research Fund - Class I	2,803,652	67,091,388
MFS Research International Fund - Class I	2,924,775	43,315,916
MFS Value Fund - Class I	3,090,556	66,446,949
Total Mutual Funds (Identified Cost, $939,961,548)		$1,118,145,881

Repurchase Agreements - 0.0%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $137,001 (secured by U.S. Treasury and Federal Agency obligations valued at $139,765 in a jointly traded account), at Cost	$137,000	$137,000
Total Investments (Identified Cost, $940,098,548)		$1,118,282,881

Other Assets, Less Liabilities - 0.1%		892,885
Net Assets - 100.0%		$1,119,175,766

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	5,871,317	$71,512,641
MFS Core Growth Fund - Class I	10,700,606	186,083,547
MFS Diversified Target Return Fund - Class I (a)	2,484,753	23,157,902
MFS Emerging Markets Debt Fund - Class I	4,565,418	67,933,425
MFS Global Bond Fund - Class I	10,698,486	112,120,129
MFS Global Real Estate Fund - Class I	3,110,994	45,607,177
MFS Government Securities Fund - Class I	22,277,513	229,903,934
MFS High Income Fund - Class I	33,612,620	114,619,034
MFS Inflation-Adjusted Bond Fund - Class I	10,896,718	114,524,505
MFS International Growth Fund - Class I	2,776,086	68,402,749
MFS International New Discovery Fund - Class I	1,095,542	23,006,392
MFS International Value Fund - Class I	2,767,180	66,689,028
MFS Mid Cap Growth Fund - Class I (a)	19,229,415	169,795,736
MFS Mid Cap Value Fund - Class I	13,147,369	164,473,588
MFS New Discovery Fund - Class I (a)	3,033,615	73,838,186
MFS Research Bond Fund - Class I	26,207,198	275,961,790
MFS Research Fund - Class I	7,732,477	185,038,170
MFS Research International Fund - Class I	9,263,129	137,186,937
MFS Value Fund - Class I	8,471,496	182,137,173
Total Mutual Funds (Identified Cost, $1,846,863,219)		$2,311,992,043

Repurchase Agreements - 0.0%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $882,006 (secured by U.S. Treasury and Federal Agency obligations valued at $899,803 in a jointly traded account), at Cost	$882,000	$882,000
Total Investments (Identified Cost, $1,847,745,219)		$2,312,874,043

Other Assets, Less Liabilities - (0.0)%		(782,807)
Net Assets - 100.0%		$2,312,091,236

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	8,093,549	$98,579,426
MFS Core Growth Fund - Class I	15,379,248	267,445,115
MFS Diversified Target Return Fund - Class I (a)	2,566,858	23,923,117
MFS Emerging Markets Debt Fund - Class I	4,727,756	70,349,008
MFS Emerging Markets Equity Fund - Class I	728,927	24,069,172
MFS Global Bond Fund - Class I	8,835,650	92,597,610
MFS Global Real Estate Fund - Class I	4,840,409	70,960,398
MFS High Income Fund - Class I	34,968,640	119,243,063
MFS Inflation-Adjusted Bond Fund - Class I	11,264,230	118,387,058
MFS International Growth Fund - Class I	4,814,316	118,624,738
MFS International New Discovery Fund - Class I	2,274,208	47,758,358
MFS International Value Fund - Class I	4,825,713	116,299,686
MFS Mid Cap Growth Fund - Class I (a)	25,701,742	226,946,384
MFS Mid Cap Value Fund - Class I	17,684,068	221,227,693
MFS New Discovery Fund - Class I (a)	4,153,701	101,101,089
MFS Research Bond Fund - Class I	6,753,396	71,113,262
MFS Research Fund - Class I	8,106,681	193,992,880
MFS Research International Fund - Class I	11,196,120	165,814,535
MFS Value Fund - Class I	12,160,975	261,460,967
Total Mutual Funds (Identified Cost, $1,907,419,282)		$2,409,893,559

Other Assets, Less Liabilities - 0.0%		660,616
Net Assets - 100.0%		$2,410,554,175

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	4,225,008	$51,460,599
MFS Core Growth Fund - Class I	7,767,995	135,085,437
MFS Emerging Markets Equity Fund - Class I	617,095	20,376,468
MFS Global Real Estate Fund - Class I	3,374,177	49,465,429
MFS International Growth Fund - Class I	3,264,626	80,440,380
MFS International New Discovery Fund - Class I	1,929,759	40,524,929
MFS International Value Fund - Class I	3,318,032	79,964,571
MFS Mid Cap Growth Fund - Class I (a)	12,127,350	107,084,501
MFS Mid Cap Value Fund - Class I	8,402,642	105,117,054
MFS New Discovery Fund - Class I (a)	2,195,769	53,445,026
MFS Research Fund - Class I	3,914,145	93,665,489
MFS Research International Fund - Class I	5,391,497	79,848,071
MFS Value Fund - Class I	6,199,626	133,291,949
Total Mutual Funds (Identified Cost, $801,793,217)		$1,029,769,903

Repurchase Agreements - 0.0%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $413,003 (secured by U.S. Treasury and Federal Agency obligations valued at $421,336 in a jointly traded account), at Cost	$413,000	$413,000
Total Investments (Identified Cost, $802,206,217)		$1,030,182,903

Other Assets, Less Liabilities - 0.0%		85,055
Net Assets - 100.0%		$1,030,267,958

Portfolio Footnotes:

(a)	Non-income producing security.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/10 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying funds, at value (Identified cost, $939,961,548, $1,846,863,219, $1,907,419,282, and $801,793,217, respectively)	$1,118,145,881	$2,311,992,043	$2,409,893,559	$1,029,769,903
Repurchase agreements, at cost and value	137,000	882,000	—	413,000
Total investments, at value (identified cost, $940,098,548, $1,847,745,219, $1,907,419,282, and $802,206,217, respectively)	$1,118,282,881	$2,312,874,043	$2,409,893,559	$1,030,182,903
Cash	196	83	—	490
Receivables for
Investments sold	209,481	—	1,227,872	1,153,391
Fund shares sold	3,348,977	5,458,417	4,357,457	960,239
Interest and dividends	1	6	—	3
Other assets	341	527	402	125
Total assets	$1,121,841,877	$2,318,333,076	$2,415,479,290	$1,032,297,151

Liabilities
Payable to custodian	$—	$—	$454,210	$—
Payables for
Investments purchased	1,432,275	2,143,405	1,226,624	177,237
Fund shares reacquired	1,144,038	3,906,068	3,009,604	1,702,169
Payable to affiliates
Shareholder servicing costs	9,674	43,401	62,129	32,097
Distribution and service fees	32,562	68,620	73,069	28,319
Administrative services fee	96	96	96	96
Program manager fee	556	723	984	568
Payable for independent Trustees’ compensation	26	183	443	273
Accrued expenses and other liabilities	46,884	79,344	97,956	88,434
Total liabilities	$2,666,111	$6,241,840	$4,925,115	$2,029,193
Net assets	$1,119,175,766	$2,312,091,236	$2,410,554,175	$1,030,267,958

Net assets consist of
Paid-in capital	$995,767,787	$2,065,448,177	$2,250,319,980	$987,621,332
Unrealized appreciation (depreciation) on investments	178,184,333	465,128,824	502,474,277	227,976,686
Accumulated net realized gain (loss) on investments	(73,303,750)	(250,906,523)	(366,416,799)	(191,996,071)
Undistributed net investment income	18,527,396	32,420,758	24,176,717	6,666,011
Net assets	$1,119,175,766	$2,312,091,236	$2,410,554,175	$1,030,267,958

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$455,145,513	$941,017,287	$1,007,083,289	$382,072,970
Class B	128,743,282	353,919,534	395,993,648	135,954,377
Class C	215,093,410	420,679,451	421,407,404	142,610,171
Class I	27,732,084	23,938,606	25,418,064	27,305,129
Class R1	16,778,574	37,309,806	37,485,604	22,546,111
Class R2	80,639,342	176,167,301	171,390,396	97,790,107
Class R3	68,753,432	136,950,301	121,740,545	61,361,791
Class R4	25,242,366	90,803,461	51,605,714	57,639,433
Class 529A	53,366,773	73,123,430	101,750,491	68,431,181
Class 529B	16,612,296	24,318,160	35,136,139	11,850,473
Class 529C	31,068,694	33,863,899	41,542,881	22,706,215
Total net assets	$1,119,175,766	$2,312,091,236	$2,410,554,175	$1,030,267,958

Shares of beneficial interest outstanding
Class A	36,070,787	71,454,990	75,138,832	28,357,982
Class B	10,322,096	27,255,917	30,032,779	10,312,047
Class C	17,328,110	32,498,968	32,038,211	10,836,077
Class I	2,179,310	1,796,473	1,881,995	1,998,095
Class R1	1,375,784	2,934,351	2,907,403	1,742,267
Class R2	6,550,363	13,631,833	13,057,785	7,404,250
Class R3	5,485,093	10,463,114	9,148,442	4,582,083
Class R4	1,998,122	6,892,391	3,847,851	4,267,206
Class 529A	4,250,486	5,577,793	7,643,672	5,108,165
Class 529B	1,351,145	1,889,467	2,693,603	908,636
Class 529C	2,525,209	2,635,310	3,191,568	1,746,414
Total shares of beneficial interest outstanding	89,436,505	177,030,607	181,582,141	77,263,222

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$12.62	$13.17	$13.40	$13.47
Offering price per share (100 / 94.25 × net asset value per share)	$13.39	$13.97	$14.22	$14.29

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.47	$12.99	$13.19	$13.18

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.41	$12.94	$13.15	$13.16

Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$12.73	$13.33	$13.51	$13.67

Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$12.20	$12.71	$12.89	$12.94

Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$12.31	$12.92	$13.13	$13.21

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$12.53	$13.09	$13.31	$13.39

Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$12.63	$13.17	$13.41	$13.51

Class 529A shares
Net asset value and redemption price per share (net assets/shares of beneficial interest outstanding)	$12.56	$13.11	$13.31	$13.40
Offering price per share (100 / 94.25 × net asset value per share)	$13.33	$13.91	$14.12	$14.22

Class 529B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.29	$12.87	$13.04	$13.04

Class 529C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.30	$12.85	$13.02	$13.00

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/10 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income
Dividends from underlying funds	$12,266,005	$18,573,152	$12,083,735	$1,099,845
Interest	1,383	1,706	1,128	737
Total investment income	$12,267,388	$18,574,858	$12,084,863	$1,100,582
Expenses
Distribution and service fees	$2,778,474	$5,915,069	$6,325,208	$2,453,187
Program manager fees	47,749	61,572	83,694	49,116
Shareholder servicing costs	66,531	184,000	250,006	131,011
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	11,496	23,769	28,809	11,582
Custodian fee	59,288	65,990	65,992	60,313
Shareholder communications	28,527	71,799	101,038	49,080
Auditing fees	14,999	14,999	14,999	14,999
Legal fees	6,429	14,017	15,199	6,813
Miscellaneous	77,718	107,454	111,520	73,336
Total expenses	$3,099,986	$6,467,444	$7,005,240	$2,858,212
Fees paid indirectly	—	—	(4)	—
Reduction of expenses by investment adviser	(2,183)	(4,559)	(4,801)	(2,065)
Net expenses	$3,097,803	$6,462,885	$7,000,435	$2,856,147
Net investment income (loss)	$9,169,585	$12,111,973	$5,084,428	$(1,755,565)

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$1,337,800	$2,089,500	$(1,486,469)	$(4,814,282)
Capital gain distributions from underlying funds	580,595	2,477,917	3,955,056	2,868,011
Net realized gain (loss) on investments	$1,918,395	$4,567,417	$2,468,587	$(1,946,271)
Change in unrealized appreciation (depreciation) on investments	$62,660,913	$179,988,848	$242,480,578	$125,898,104
Net realized and unrealized gain (loss) on investments	$64,579,308	$184,556,265	$244,949,165	$123,951,833
Change in net assets from operations	$73,748,893	$196,668,238	$250,033,593	$122,196,268

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/10 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$9,169,585	$12,111,973	$5,084,428	$(1,755,565)
Net realized gain (loss) on investments	1,918,395	4,567,417	2,468,587	(1,946,271)
Net unrealized gain (loss) on investments	62,660,913	179,988,848	242,480,578	125,898,104
Change in net assets from operations	$73,748,893	$196,668,238	$250,033,593	$122,196,268
Change in net assets from fund share transactions	$106,776,146	$104,823,024	$23,767,222	$(13,658,250)
Total change in net assets	$180,525,039	$301,491,262	$273,800,815	$108,538,018

Net assets
At beginning of period	938,650,727	2,010,599,974	2,136,753,360	921,729,940
At end of period	$1,119,175,766	$2,312,091,236	$2,410,554,175	$1,030,267,958
Undistributed net investment income included in net assets at end of period	$18,527,396	$32,420,758	$24,176,717	$6,666,011

Year ended 5/31/10	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$21,672,943	$39,632,341	$31,219,355	$7,256,314
Net realized gain (loss) on investments	4,142,715	4,836,538	11,937,394	(864,755)
Net unrealized gain (loss) on investments	82,716,311	244,030,668	302,842,729	151,593,503
Change in net assets from operations	$108,531,969	$288,499,547	$345,999,478	$157,985,062

Distributions declared to shareholders
From net investment income	$(22,383,037)	$(47,700,035)	$(43,864,845)	$(10,340,046)
Change in net assets from fund share transactions	$163,648,358	$124,449,580	$33,158,632	$(34,587,334)
Total change in net assets	$249,797,290	$365,249,092	$335,293,265	$113,057,682

Net assets
At beginning of period	688,853,437	1,645,350,882	1,801,460,095	808,672,258
At end of period	$938,650,727	$2,010,599,974	$2,136,753,360	$921,729,940
Undistributed net investment income included in net assets at end of period	$9,357,811	$20,308,785	$19,092,289	$8,421,576

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class A
Net asset value, beginning of period	$11.73		$10.43	$12.22	$12.58	$11.68	$11.41

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.34	$0.32	$0.38	$0.36	$0.30
Net realized and unrealized gain (loss) on investments	0.76		1.31	(1.68)	(0.12)	1.05	0.29
Total from investment operations	$0.89		$1.65	$(1.36)	$0.26	$1.41	$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.36)	$(0.36)	$(0.36)	$(0.29)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.35)	$(0.43)	$(0.62)	$(0.51)	$(0.32)
Net asset value, end of period	$12.62		$11.73	$10.43	$12.22	$12.58	$11.68
Total return (%) (r)(s)(t)	7.59	(n)	15.84	(10.79)	2.05	12.25	5.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.31	0.38	0.43	0.49	0.52
Expenses after expense reductions (f)(h)	0.30	(a)	0.31	0.38	0.43	0.45	0.45
Net investment income	2.06	(a)(l)	2.95	3.06	3.04	2.96	2.55
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$455,146		$363,769	$264,183	$285,817	$298,190	$251,699

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class B
Net asset value, beginning of period	$11.64		$10.35	$12.11	$12.46	$11.57	$11.31

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.25	$0.25	$0.29	$0.28	$0.22
Net realized and unrealized gain (loss) on investments	0.75		1.31	(1.66)	(0.11)	1.04	0.29
Total from investment operations	$0.83		$1.56	$(1.41)	$0.18	$1.32	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.28)	$(0.27)	$(0.28)	$(0.22)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.27)	$(0.35)	$(0.53)	$(0.43)	$(0.25)
Net asset value, end of period	$12.47		$11.64	$10.35	$12.11	$12.46	$11.57
Total return (%) (r)(s)(t)	7.13	(n)	15.04	(11.41)	1.43	11.52	4.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.08	1.14	1.17
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.08	1.10	1.10
Net investment income	1.32	(a)(l)	2.21	2.38	2.38	2.32	1.90
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$128,743		$119,885	$111,281	$150,268	$162,210	$162,941

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class C
Net asset value, beginning of period	$11.58		$10.31	$12.08	$12.44	$11.56	$11.30

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.25	$0.25	$0.29	$0.28	$0.22
Net realized and unrealized gain (loss) on investments	0.75		1.30	(1.66)	(0.11)	1.03	0.29
Total from investment operations	$0.83		$1.55	$(1.41)	$0.18	$1.31	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.29)	$(0.28)	$(0.28)	$(0.22)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.28)	$(0.36)	$(0.54)	$(0.43)	$(0.25)
Net asset value, end of period	$12.41		$11.58	$10.31	$12.08	$12.44	$11.56
Total return (%) (r)(s)(t)	7.17	(n)	15.02	(11.44)	1.42	11.47	4.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.08	1.14	1.17
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.08	1.10	1.10
Net investment income	1.31	(a)(l)	2.20	2.38	2.37	2.32	1.90
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$215,093		$179,262	$127,617	$146,794	$139,457	$130,916

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class I
Net asset value, beginning of period	$11.81		$10.50	$12.31	$12.67	$11.75	$11.48

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.36	$0.36	$0.42	$0.41	$0.34
Net realized and unrealized gain (loss) on investments	0.78		1.33	(1.70)	(0.11)	1.06	0.29
Total from investment operations	$0.92		$1.69	$(1.34)	$0.31	$1.47	$0.63

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.40)	$(0.41)	$(0.40)	$(0.33)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.38)	$(0.47)	$(0.67)	$(0.55)	$(0.36)
Net asset value, end of period	$12.73		$11.81	$10.50	$12.31	$12.67	$11.75
Total return (%) (r)(s)	7.79	(n)	16.08	(10.53)	2.39	12.72	5.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.08	0.14	0.17
Expenses after expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.08	0.10	0.10
Net investment income	2.31	(a)(l)	3.15	3.37	3.36	3.30	2.91
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$27,732		$22,334	$28,664	$31,455	$24,782	$18,158

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R1
Net asset value, beginning of period	$11.38		$10.13	$11.88	$12.31	$11.48	$11.30

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.25	$0.24	$0.27	$0.26	$0.22
Net realized and unrealized gain (loss) on investments	0.74		1.27	(1.63)	(0.10)	1.04	0.29
Total from investment operations	$0.82		$1.52	$(1.39)	$0.17	$1.30	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.29)	$(0.34)	$(0.32)	$(0.30)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.27)	$(0.36)	$(0.60)	$(0.47)	$(0.33)
Net asset value, end of period	$12.20		$11.38	$10.13	$11.88	$12.31	$11.48
Total return (%) (r)(s)	7.21	(n)	15.03	(11.43)	1.32	11.44	4.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.14	1.30	1.37
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.14	1.19	1.21
Net investment income	1.31	(a)(l)	2.21	2.37	2.25	2.18	1.88
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$16,779		$14,914	$13,293	$14,563	$4,739	$1,145

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R2
Net asset value, beginning of period	$11.46		$10.20	$11.97	$12.36	$11.51	$11.29

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.30	$0.30	$0.33	$0.32	$0.26
Net realized and unrealized gain (loss) on investments	0.74		1.29	(1.65)	(0.10)	1.04	0.28
Total from investment operations	$0.85		$1.59	$(1.35)	$0.23	$1.36	$0.54

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.35)	$(0.36)	$(0.36)	$(0.29)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.33)	$(0.42)	$(0.62)	$(0.51)	$(0.32)
Net asset value, end of period	$12.31		$11.46	$10.20	$11.97	$12.36	$11.51
Total return (%) (r)(s)	7.42	(n)	15.58	(10.96)	1.79	12.00	4.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.56	0.56	0.65	0.85	0.92
Expenses after expense reductions (f)(h)	0.55	(a)	0.56	0.56	0.64	0.74	0.76
Net investment income	1.81	(a)(l)	2.70	2.89	2.74	2.61	2.29
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$80,639		$67,403	$50,486	$53,613	$21,885	$3,004

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R3
Net asset value, beginning of period	$11.65		$10.36	$12.16	$12.52	$11.65	$11.41

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.34	$0.33	$0.37	$0.34	$0.23
Net realized and unrealized gain (loss) on investments	0.75		1.30	(1.69)	(0.10)	1.06	0.36 (g)
Total from investment operations	$0.88		$1.64	$(1.36)	$0.27	$1.40	$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.37)	$(0.37)	$(0.38)	$(0.32)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.35)	$(0.44)	$(0.63)	$(0.53)	$(0.35)
Net asset value, end of period	$12.53		$11.65	$10.36	$12.16	$12.52	$11.65
Total return (%) (r)(s)	7.55	(n)	15.88	(10.81)	2.14	12.18	5.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.32	0.31	0.40	0.53	0.57
Expenses after expense reductions (f)(h)	0.30	(a)	0.31	0.31	0.40	0.49	0.50
Net investment income	2.06	(a)(l)	2.91	3.16	3.02	2.88	2.54
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$68,753		$58,744	$24,366	$23,001	$13,701	$2,518

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R4
Net asset value, beginning of period	$11.73		$10.42	$12.22	$12.58	$11.68	$11.41

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.37	$0.36	$0.40	$0.39	$0.29
Net realized and unrealized gain (loss) on investments	0.76		1.32	(1.69)	(0.10)	1.05	0.34 (g)
Total from investment operations	$0.90		$1.69	$(1.33)	$0.30	$1.44	$0.63

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.40)	$(0.40)	$(0.39)	$(0.33)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.38)	$(0.47)	$(0.66)	$(0.54)	$(0.36)
Net asset value, end of period	$12.63		$11.73	$10.42	$12.22	$12.58	$11.68
Total return (%) (r)(s)	7.67	(n)	16.21	(10.52)	2.32	12.53	5.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.13	0.24	0.27
Expenses after expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.13	0.20	0.20
Net investment income	2.31	(a)(l)	3.20	3.38	3.29	3.22	2.76
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$25,242		$22,768	$17,248	$22,020	$15,512	$10,630

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529A
Net asset value, beginning of period	$11.68		$10.38	$12.16	$12.52	$11.63	$11.37

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.32	$0.31	$0.34	$0.33	$0.27
Net realized and unrealized gain (loss) on investments	0.76		1.32	(1.68)	(0.10)	1.05	0.29
Total from investment operations	$0.88		$1.64	$(1.37)	$0.24	$1.38	$0.56

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.34)	$(0.34)	$(0.34)	$(0.27)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.34)	$(0.41)	$(0.60)	$(0.49)	$(0.30)
Net asset value, end of period	$12.56		$11.68	$10.38	$12.16	$12.52	$11.63
Total return (%) (r)(s)(t)	7.53	(n)	15.80	(10.92)	1.84	12.00	4.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.41	0.48	0.65	0.74	0.77
Expenses after expense reductions (f)(h)	0.40	(a)	0.41	0.48	0.65	0.70	0.70
Net investment income	1.96	(a)(l)	2.80	2.95	2.80	2.71	2.31
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$53,367		$46,487	$26,409	$28,935	$26,359	$17,978

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529B
Net asset value, beginning of period	$11.48		$10.23	$12.01	$12.40	$11.54	$11.28

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.24	$0.23	$0.26	$0.24	$0.19
Net realized and unrealized gain (loss) on investments	0.74		1.28	(1.65)	(0.10)	1.04	0.29
Total from investment operations	$0.81		$1.52	$(1.42)	$0.16	$1.28	$0.48

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.29)	$(0.29)	$(0.27)	$(0.19)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.27)	$(0.36)	$(0.55)	$(0.42)	$(0.22)
Net asset value, end of period	$12.29		$11.48	$10.23	$12.01	$12.40	$11.54
Total return (%) (r)(s)(t)	7.06	(n)	14.89	(11.50)	1.23	11.24	4.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.16	1.29	1.39	1.42
Expenses after expense reductions (f)(h)	1.15	(a)	1.16	1.16	1.29	1.35	1.35
Net investment income	1.21	(a)(l)	2.08	2.28	2.10	2.04	1.65
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$16,612		$14,592	$9,339	$7,063	$3,779	$2,008

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529C
Net asset value, beginning of period	$11.49		$10.23	$11.98	$12.35	$11.49	$11.25

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.23	$0.23	$0.26	$0.24	$0.19
Net realized and unrealized gain (loss) on investments	0.74		1.29	(1.64)	(0.11)	1.04	0.29
Total from investment operations	$0.81		$1.52	$(1.41)	$0.15	$1.28	$0.48

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.27)	$(0.26)	$(0.27)	$(0.21)
From net realized gain on investments	—		—	(0.07)	(0.26)	(0.15)	(0.03)
Total distributions declared to shareholders	$—		$(0.26)	$(0.34)	$(0.52)	$(0.42)	$(0.24)
Net asset value, end of period	$12.30		$11.49	$10.23	$11.98	$12.35	$11.49
Total return (%) (r)(s)(t)	7.05	(n)	14.92	(11.47)	1.18	11.22	4.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.16	1.30	1.39	1.42
Expenses after expense reductions (f)(h)	1.15	(a)	1.16	1.16	1.30	1.35	1.35
Net investment income	1.22	(a)(l)	2.05	2.28	2.15	2.06	1.66
Portfolio turnover	9		5	62	11	8	4
Net assets at end of period (000 omitted)	$31,069		$28,492	$15,970	$16,618	$14,845	$11,031
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class A
Net asset value, beginning of period	$11.99		$10.42	$13.60	$14.27	$12.76	$12.21

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.29	$0.28	$0.33	$0.30	$0.25
Net realized and unrealized gain (loss) on investments	1.09		1.62	(3.03)	(0.23)	1.71	0.66
Total from investment operations	$1.18		$1.91	$(2.75)	$0.10	$2.01	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.35)	$(0.35)	$(0.34)	$(0.31)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.34)	$(0.43)	$(0.77)	$(0.50)	$(0.36)
Net asset value, end of period	$13.17		$11.99	$10.42	$13.60	$14.27	$12.76
Total return (%) (r)(s)(t)	9.84	(n)	18.30	(19.86)	0.69	16.02	7.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.30	0.37	0.41	0.46	0.47
Expenses after expense reductions (f)(h)	0.29	(a)	0.30	0.37	0.41	0.45	0.45
Net investment income	1.43	(a)(l)	2.43	2.63	2.39	2.22	1.97
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$941,017		$787,430	$621,322	$855,064	$905,702	$773,647

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class B
Net asset value, beginning of period	$11.87		$10.32	$13.44	$14.13	$12.64	$12.10

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.20	$0.21	$0.24	$0.21	$0.17
Net realized and unrealized gain (loss) on investments	1.08		1.60	(2.99)	(0.23)	1.69	0.66
Total from investment operations	$1.12		$1.80	$(2.78)	$0.01	$1.90	$0.83

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.26)	$(0.28)	$(0.25)	$(0.24)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.25)	$(0.34)	$(0.70)	$(0.41)	$(0.29)
Net asset value, end of period	$12.99		$11.87	$10.32	$13.44	$14.13	$12.64
Total return (%) (r)(s)(t)	9.44	(n)	17.47	(20.40)	0.03	15.26	6.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.05	1.04	1.06	1.11	1.12
Expenses after expense reductions (f)(h)	1.04	(a)	1.05	1.04	1.06	1.10	1.10
Net investment income	0.68	(a)(l)	1.69	1.95	1.74	1.58	1.32
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$353,920		$339,313	$319,556	$497,161	$559,478	$525,991
See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class C
Net asset value, beginning of period	$11.83		$10.30	$13.41	$14.11	$12.63	$12.09

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.20	$0.21	$0.24	$0.21	$0.17
Net realized and unrealized gain (loss) on investments	1.07		1.59	(2.97)	(0.24)	1.68	0.66
Total from investment operations	$1.11		$1.79	$(2.76)	$—	$1.89	$0.83

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.27)	$(0.28)	$(0.25)	$(0.24)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.26)	$(0.35)	$(0.70)	$(0.41)	$(0.29)
Net asset value, end of period	$12.94		$11.83	$10.30	$13.41	$14.11	$12.63
Total return (%) (r)(s)(t)	9.38	(n)	17.39	(20.32)	(0.03)	15.22	6.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.05	1.04	1.06	1.11	1.12
Expenses after expense reductions (f)(h)	1.04	(a)	1.05	1.04	1.06	1.10	1.10
Net investment income	0.68	(a)(l)	1.69	1.95	1.74	1.58	1.32
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$420,679		$374,146	$304,786	$424,551	$455,611	$408,740

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class I
Net asset value, beginning of period	$12.12		$10.52	$13.74	$14.40	$12.87	$12.30

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.32	$0.38	$0.35	$0.30
Net realized and unrealized gain (loss) on investments	1.10		1.68	(3.07)	(0.23)	1.72	0.67
Total from investment operations	$1.21		$1.97	$(2.75)	$0.15	$2.07	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.39)	$(0.39)	$(0.38)	$(0.35)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.37)	$(0.47)	$(0.81)	$(0.54)	$(0.40)
Net asset value, end of period	$13.33		$12.12	$10.52	$13.74	$14.40	$12.87
Total return (%) (r)(s)	9.98	(n)	18.68	(19.58)	1.04	16.41	7.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.06	0.11	0.12
Expenses after expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.06	0.10	0.10
Net investment income	1.66	(a)(l)	2.49	2.95	2.74	2.57	2.32
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$23,939		$13,173	$37,294	$48,815	$44,957	$40,643

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R1
Net asset value, beginning of period	$11.62		$10.12	$13.21	$13.94	$12.54	$12.09

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.19	$0.20	$0.22	$0.19	$0.14
Net realized and unrealized gain (loss) on investments	1.05		1.57	(2.93)	(0.22)	1.67	0.68
Total from investment operations	$1.09		$1.76	$(2.73)	$—	$1.86	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.28)	$(0.31)	$(0.30)	$(0.32)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.26)	$(0.36)	$(0.73)	$(0.46)	$(0.37)
Net asset value, end of period	$12.71		$11.62	$10.12	$13.21	$13.94	$12.54
Total return (%) (r)(s)	9.38	(n)	17.40	(20.35)	(0.05)	15.06	6.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.04	(a)	1.05	1.04	1.12	1.28	1.32
Expenses after expense reductions (f)(h)	1.04	(a)	1.05	1.04	1.12	1.19	1.20
Net investment income	0.68	(a)(l)	1.69	1.97	1.66	1.46	1.18
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$37,310		$34,274	$29,031	$33,921	$14,507	$4,640

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R2
Net asset value, beginning of period	$11.78		$10.25	$13.39	$14.08	$12.64	$12.11

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.25	$0.26	$0.29	$0.25	$0.19
Net realized and unrealized gain (loss) on investments	1.07		1.59	(2.98)	(0.22)	1.68	0.69
Total from investment operations	$1.14		$1.84	$(2.72)	$0.07	$1.93	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.34)	$(0.34)	$(0.33)	$(0.30)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.31)	$(0.42)	$(0.76)	$(0.49)	$(0.35)
Net asset value, end of period	$12.92		$11.78	$10.25	$13.39	$14.08	$12.64
Total return (%) (r)(s)	9.68	(n)	17.98	(19.97)	0.47	15.56	7.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.55	0.54	0.63	0.82	0.87
Expenses after expense reductions (f)(h)	0.54	(a)	0.55	0.54	0.63	0.74	0.77
Net investment income	1.18	(a)(l)	2.19	2.46	2.15	1.86	1.59
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$176,167		$149,997	$121,453	$153,326	$68,519	$18,161

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R3
Net asset value, beginning of period	$11.92		$10.36	$13.53	$14.20	$12.73	$12.20

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.28	$0.29	$0.33	$0.29	$0.22
Net realized and unrealized gain (loss) on investments	1.08		1.62	(3.02)	(0.23)	1.69	0.70
Total from investment operations	$1.17		$1.90	$(2.73)	$0.10	$1.98	$0.92

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.36)	$(0.35)	$(0.35)	$(0.34)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.34)	$(0.44)	$(0.77)	$(0.51)	$(0.39)
Net asset value, end of period	$13.09		$11.92	$10.36	$13.53	$14.20	$12.73
Total return (%) (r)(s)	9.82	(n)	18.33	(19.77)	0.71	15.85	7.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.30	0.29	0.39	0.51	0.52
Expenses after expense reductions (f)(h)	0.29	(a)	0.30	0.29	0.39	0.49	0.50
Net investment income	1.42	(a)(l)	2.41	2.72	2.41	2.15	1.78
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$136,950		$116,291	$86,364	$106,643	$87,814	$27,954

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R4
Net asset value, beginning of period	$11.98		$10.41	$13.60	$14.25	$12.75	$12.21

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.32	$0.32	$0.36	$0.33	$0.23
Net realized and unrealized gain (loss) on investments	1.08		1.62	(3.04)	(0.21)	1.70	0.71
Total from investment operations	$1.19		$1.94	$(2.72)	$0.15	$2.03	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.39)	$(0.38)	$(0.37)	$(0.35)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.37)	$(0.47)	$(0.80)	$(0.53)	$(0.40)
Net asset value, end of period	$13.17		$11.98	$10.41	$13.60	$14.25	$12.75
Total return (%) (r)(s)	9.93	(n)	18.59	(19.56)	1.01	16.24	7.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.11	0.21	0.22
Expenses after expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.11	0.20	0.20
Net investment income	1.68	(a)(l)	2.68	2.98	2.65	2.47	1.99
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$90,803		$80,706	$57,284	$65,841	$42,690	$28,253

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529A
Net asset value, beginning of period	$11.94		$10.38	$13.54	$14.20	$12.71	$12.16

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.27	$0.27	$0.30	$0.26	$0.22
Net realized and unrealized gain (loss) on investments	1.09		1.62	(3.01)	(0.23)	1.70	0.66
Total from investment operations	$1.17		$1.89	$(2.74)	$0.07	$1.96	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.34)	$(0.31)	$(0.31)	$(0.28)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.33)	$(0.42)	$(0.73)	$(0.47)	$(0.33)
Net asset value, end of period	$13.11		$11.94	$10.38	$13.54	$14.20	$12.71
Total return (%) (r)(s)(t)	9.80	(n)	18.19	(19.91)	0.44	15.67	7.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.47	0.63	0.71	0.72
Expenses after expense reductions (f)(h)	0.39	(a)	0.40	0.46	0.63	0.70	0.70
Net investment income	1.33	(a)(l)	2.27	2.54	2.16	1.97	1.72
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$73,123		$64,419	$33,543	$40,969	$37,441	$29,414

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529B
Net asset value, beginning of period	$11.77		$10.24	$13.35	$14.01	$12.56	$12.04

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.18	$0.20	$0.20	$0.17	$0.13
Net realized and unrealized gain (loss) on investments	1.06		1.60	(2.98)	(0.22)	1.68	0.66
Total from investment operations	$1.10		$1.78	$(2.78)	$(0.02)	$1.85	$0.79

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.25)	$(0.22)	$(0.24)	$(0.22)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.25)	$(0.33)	$(0.64)	$(0.40)	$(0.27)
Net asset value, end of period	$12.87		$11.77	$10.24	$13.35	$14.01	$12.56
Total return (%) (r)(s)(t)	9.35	(n)	17.39	(20.51)	(0.18)	14.93	6.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.15	1.14	1.28	1.36	1.37
Expenses after expense reductions (f)(h)	1.14	(a)	1.15	1.14	1.28	1.35	1.35
Net investment income	0.58	(a)(l)	1.60	1.86	1.51	1.32	1.07
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$24,318		$22,365	$19,147	$25,444	$22,586	$16,274

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529C
Net asset value, beginning of period	$11.75		$10.24	$13.35	$14.04	$12.58	$12.05

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.18	$0.19	$0.21	$0.17	$0.13
Net realized and unrealized gain (loss) on investments	1.06		1.59	(2.96)	(0.23)	1.68	0.67
Total from investment operations	$1.10		$1.77	$(2.77)	$(0.02)	$1.85	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.26)	$(0.25)	$(0.23)	$(0.22)
From net realized gain on investments	—		—	(0.08)	(0.42)	(0.16)	(0.05)
Total distributions declared to shareholders	$—		$(0.26)	$(0.34)	$(0.67)	$(0.39)	$(0.27)
Net asset value, end of period	$12.85		$11.75	$10.24	$13.35	$14.04	$12.58
Total return (%) (r)(s)(t)	9.36	(n)	17.26	(20.46)	(0.21)	14.94	6.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.15	1.14	1.28	1.36	1.37
Expenses after expense reductions (f)(h)	1.14	(a)	1.15	1.14	1.28	1.35	1.35
Net investment income	0.58	(a)(l)	1.54	1.83	1.52	1.32	1.07
Portfolio turnover	10		7	44	8	6	2
Net assets at end of period (000 omitted)	$33,864		$28,486	$15,571	$17,376	$17,364	$13,978
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class A
Net asset value, beginning of period	$11.98		$10.23	$14.91	$16.05	$13.88	$12.87

Income (loss) from investment operations
Net investment income (d)	$0.05		$0.22	$0.21	$0.23	$0.20	$0.16
Net realized and unrealized gain (loss) on investments	1.37		1.82	(4.43)	(0.34)	2.48	1.27
Total from investment operations	$1.42		$2.04	$(4.22)	$(0.11)	$2.68	$1.43

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.28)	$(0.35)	$(0.29)	$(0.32)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.29)	$(0.46)	$(1.03)	$(0.51)	$(0.42)
Net asset value, end of period	$13.40		$11.98	$10.23	$14.91	$16.05	$13.88
Total return (%) (r)(s)(t)	11.85	(n)	19.87	(27.93)	(0.77)	19.63	11.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.30	0.37	0.41	0.46	0.49
Expenses after expense reductions (f)(h)	0.30	(a)	0.30	0.37	0.40	0.44	0.45
Net investment income	0.76	(a)(l)	1.85	1.95	1.53	1.36	1.17
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$1,007,083		$863,550	$711,516	$1,051,512	$1,129,667	$880,411

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class B
Net asset value, beginning of period	$11.83		$10.11	$14.70	$15.83	$13.70	$12.72

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.13	$0.14	$0.13	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	1.36		1.80	(4.37)	(0.34)	2.45	1.25
Total from investment operations	$1.36		$1.93	$(4.23)	$(0.21)	$2.55	$1.32

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.18)	$(0.24)	$(0.20)	$(0.24)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.21)	$(0.36)	$(0.92)	$(0.42)	$(0.34)
Net asset value, end of period	$13.19		$11.83	$10.11	$14.70	$15.83	$13.70
Total return (%) (r)(s)(t)	11.50	(n)	19.01	(28.45)	(1.41)	18.85	10.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.06	1.11	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.06	1.09	1.10
Net investment income	0.01	(a)(l)	1.10	1.27	0.89	0.71	0.51
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$395,994		$380,612	$355,740	$593,661	$690,098	$594,867

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class C
Net asset value, beginning of period	$11.80		$10.09	$14.68	$15.81	$13.69	$12.71

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.13	$0.14	$0.13	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	1.35		1.79	(4.36)	(0.33)	2.44	1.25
Total from investment operations	$1.35		$1.92	$(4.22)	$(0.20)	$2.54	$1.32

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.19)	$(0.25)	$(0.20)	$(0.24)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.21)	$(0.37)	$(0.93)	$(0.42)	$(0.34)
Net asset value, end of period	$13.15		$11.80	$10.09	$14.68	$15.81	$13.69
Total return (%) (r)(s)(t)	11.44	(n)	19.00	(28.45)	(1.37)	18.82	10.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.06	1.11	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.06	1.09	1.10
Net investment income	0.01	(a)(l)	1.09	1.27	0.89	0.71	0.51
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$421,407		$380,111	$321,565	$503,816	$542,939	$448,003

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class I
Net asset value, beginning of period	$12.06		$10.29	$15.02	$16.16	$13.97	$12.94

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.21	$0.25	$0.29	$0.26	$0.21
Net realized and unrealized gain (loss) on investments	1.39		1.88	(4.48)	(0.34)	2.49	1.28
Total from investment operations	$1.45		$2.09	$(4.23)	$(0.05)	$2.75	$1.49

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.32)	$(0.41)	$(0.34)	$(0.36)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.32)	$(0.50)	$(1.09)	$(0.56)	$(0.46)
Net asset value, end of period	$13.51		$12.06	$10.29	$15.02	$16.16	$13.97
Total return (%) (r)(s)	12.02	(n)	20.21	(27.71)	(0.41)	20.02	11.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.05	0.11	0.14
Expenses after expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.05	0.09	0.10
Net investment income	1.01	(a)(l)	1.82	2.28	1.89	1.71	1.52
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$25,418		$22,214	$52,761	$67,823	$61,883	$53,465

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R1
Net asset value, beginning of period	$11.57		$9.89	$14.43	$15.64	$13.59	$12.71

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.12	$0.13	$0.13	$0.08	$0.06
Net realized and unrealized gain (loss) on investments	1.32		1.77	(4.29)	(0.35)	2.43	1.25
Total from investment operations	$1.32		$1.89	$(4.16)	$(0.22)	$2.51	$1.31

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.20)	$(0.31)	$(0.24)	$(0.33)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.21)	$(0.38)	$(0.99)	$(0.46)	$(0.43)
Net asset value, end of period	$12.89		$11.57	$9.89	$14.43	$15.64	$13.59
Total return (%) (r)(s)	11.41	(n)	19.08	(28.49)	(1.49)	18.72	10.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.12	1.28	1.34
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.04	1.12	1.19	1.20
Net investment income	0.01	(a)(l)	1.09	1.28	0.86	0.58	0.47
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$37,486		$35,478	$31,915	$41,443	$17,596	$5,164

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R2
Net asset value, beginning of period	$11.75		$10.04	$14.66	$15.82	$13.73	$12.76

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.19	$0.19	$0.19	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	1.35		1.78	(4.37)	(0.32)	2.45	1.28
Total from investment operations	$1.38		$1.97	$(4.18)	$(0.13)	$2.60	$1.38

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.26)	$(0.35)	$(0.29)	$(0.31)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.26)	$(0.44)	$(1.03)	$(0.51)	$(0.41)
Net asset value, end of period	$13.13		$11.75	$10.04	$14.66	$15.82	$13.73
Total return (%) (r)(s)	11.74	(n)	19.62	(28.09)	(0.95)	19.19	10.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.55	0.54	0.63	0.83	0.89
Expenses after expense reductions (f)(h)	0.55	(a)	0.55	0.54	0.63	0.74	0.77
Net investment income	0.51	(a)(l)	1.60	1.77	1.31	1.02	0.76
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$171,390		$149,370	$126,516	$169,705	$71,128	$20,059

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R3
Net asset value, beginning of period	$11.89		$10.16	$14.83	$15.97	$13.84	$12.87

Income (loss) from investment operations
Net investment income (d)	$0.05		$0.21	$0.22	$0.23	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	1.37		1.81	(4.42)	(0.33)	2.47	1.30
Total from investment operations	$1.42		$2.02	$(4.20)	$(0.10)	$2.66	$1.42

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.29)	$(0.36)	$(0.31)	$(0.35)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.29)	$(0.47)	$(1.04)	$(0.53)	$(0.45)
Net asset value, end of period	$13.31		$11.89	$10.16	$14.83	$15.97	$13.84
Total return (%) (r)(s)	11.94	(n)	19.85	(27.91)	(0.73)	19.55	11.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.30	0.29	0.39	0.51	0.54
Expenses after expense reductions (f)(h)	0.30	(a)	0.30	0.29	0.39	0.49	0.50
Net investment income	0.76	(a)(l)	1.80	2.03	1.55	1.28	0.94
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$121,741		$103,043	$72,481	$99,983	$80,683	$12,724

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R4
Net asset value, beginning of period	$11.97		$10.22	$14.92	$16.06	$13.89	$12.88

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.25	$0.25	$0.28	$0.24	$0.14
Net realized and unrealized gain (loss) on investments	1.38		1.82	(4.45)	(0.34)	2.48	1.33
Total from investment operations	$1.44		$2.07	$(4.20)	$(0.06)	$2.72	$1.47

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.32)	$(0.40)	$(0.33)	$(0.36)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.32)	$(0.50)	$(1.08)	$(0.55)	$(0.46)
Net asset value, end of period	$13.41		$11.97	$10.22	$14.92	$16.06	$13.89
Total return (%) (r)(s)	12.03	(n)	20.15	(27.69)	(0.48)	19.88	11.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.11	0.21	0.24
Expenses after expense reductions (f)(h)	0.05	(a)	0.05	0.04	0.11	0.20	0.20
Net investment income	1.01	(a)(l)	2.14	2.28	1.88	1.60	1.06
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$51,606		$45,478	$40,455	$71,253	$49,144	$32,963

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529A
Net asset value, beginning of period	$11.90		$10.17	$14.83	$15.96	$13.81	$12.82

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.20	$0.20	$0.20	$0.16	$0.13
Net realized and unrealized gain (loss) on investments	1.37		1.81	(4.42)	(0.33)	2.47	1.25
Total from investment operations	$1.41		$2.01	$(4.22)	$(0.13)	$2.63	$1.38

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.26)	$(0.32)	$(0.26)	$(0.29)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.28)	$(0.44)	$(1.00)	$(0.48)	$(0.39)
Net asset value, end of period	$13.31		$11.90	$10.17	$14.83	$15.96	$13.81
Total return (%) (r)(s)(t)	11.85	(n)	19.71	(28.06)	(0.91)	19.32	10.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.47	0.63	0.71	0.74
Expenses after expense reductions (f)(h)	0.40	(a)	0.40	0.47	0.63	0.69	0.70
Net investment income	0.66	(a)(l)	1.65	1.86	1.31	1.10	0.91
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$101,750		$87,397	$42,897	$55,013	$49,948	$36,241

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529B
Net asset value, beginning of period	$11.71		$10.02	$14.59	$15.72	$13.62	$12.65

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.12	$0.12	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	1.34		1.78	(4.33)	(0.33)	2.42	1.24
Total from investment operations	$1.33		$1.90	$(4.21)	$(0.23)	$2.49	$1.28

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.18)	$(0.22)	$(0.17)	$(0.21)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.21)	$(0.36)	$(0.90)	$(0.39)	$(0.31)
Net asset value, end of period	$13.04		$11.71	$10.02	$14.59	$15.72	$13.62
Total return (%) (r)(s)(t)	11.36	(n)	18.88	(28.54)	(1.56)	18.52	10.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.28	1.36	1.39
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.28	1.34	1.35
Net investment income (loss)	(0.09	)(a)(l)	1.00	1.18	0.66	0.46	0.26
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$35,136		$32,394	$26,142	$34,861	$34,319	$25,755
See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class 529C
Net asset value, beginning of period	$11.68		$10.00	$14.57	$15.71	$13.62	$12.65

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.11	$0.12	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	1.35		1.78	(4.33)	(0.34)	2.42	1.25
Total from investment operations	$1.34		$1.89	$(4.21)	$(0.24)	$2.49	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.18)	$(0.22)	$(0.18)	$(0.22)
From net realized gain on investments	—		—	(0.18)	(0.68)	(0.22)	(0.10)
Total distributions declared to shareholders	$—		$(0.21)	$(0.36)	$(0.90)	$(0.40)	$(0.32)
Net asset value, end of period	$13.02		$11.68	$10.00	$14.57	$15.71	$13.62
Total return (%) (r)(s)(t)	11.47	(n)	18.86	(28.54)	(1.61)	18.50	10.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.28	1.36	1.39
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.28	1.34	1.35
Net investment income (loss)	(0.09	)(a)(l)	0.93	1.12	0.67	0.45	0.26
Portfolio turnover	10		6	40	7	3	0 (u)
Net assets at end of period (000 omitted)	$41,543		$37,106	$19,471	$20,908	$20,282	$14,713
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class A
Net asset value, beginning of period	$11.87		$9.99	$15.80	$17.28	$14.44	$13.07

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.13	$0.07	$0.06	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	1.61		1.91	(5.48)	(0.47)	3.16	1.69
Total from investment operations	$1.60		$2.04	$(5.41)	$(0.41)	$3.20	$1.69

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.16)	$(0.26)	$(0.12)	$(0.19)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.16)	$(0.40)	$(1.07)	$(0.36)	$(0.32)
Net asset value, end of period	$13.47		$11.87	$9.99	$15.80	$17.28	$14.44
Total return (%) (r)(s)(t)	13.48	(n)	20.39	(33.89)	(2.50)	22.45	12.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.39	0.41	0.49	0.51
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.39	0.41	0.45	0.45
Net investment income (loss)	(0.10	)(a)(l)	1.08	0.69	0.37	0.23	0.02
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$382,073		$341,600	$302,094	$469,636	$513,017	$396,481

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class B
Net asset value, beginning of period	$11.66		$9.83	$15.57	$17.03	$14.25	$12.92

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.04	$0.00 (w)	$(0.05)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss) on investments	1.57		1.87	(5.38)	(0.46)	3.11	1.67
Total from investment operations	$1.52		$1.91	$(5.38)	$(0.51)	$3.05	$1.58

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.12)	$(0.14)	$(0.03)	$(0.12)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.08)	$(0.36)	$(0.95)	$(0.27)	$(0.25)
Net asset value, end of period	$13.18		$11.66	$9.83	$15.57	$17.03	$14.25
Total return (%) (r)(s)(t)	13.04	(n)	19.43	(34.28)	(3.11)	21.60	12.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.06	1.07	1.14	1.16
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.06	1.06	1.10	1.10
Net investment income (loss)	(0.85	)(a)(l)	0.33	0.02	(0.29)	(0.41)	(0.65)
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$135,954		$129,829	$125,014	$219,017	$263,272	$220,003

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class C
Net asset value, beginning of period	$11.64		$9.81	$15.55	$17.02	$14.24	$12.91

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.04	$0.00 (w)	$(0.05)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss) on investments	1.57		1.88	(5.38)	(0.46)	3.11	1.67
Total from investment operations	$1.52		$1.92	$(5.38)	$(0.51)	$3.05	$1.58

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.15)	$(0.03)	$(0.12)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.09)	$(0.36)	$(0.96)	$(0.27)	$(0.25)
Net asset value, end of period	$13.16		$11.64	$9.81	$15.55	$17.02	$14.24
Total return (%) (r)(s)(t)	13.06	(n)	19.51	(34.31)	(3.13)	21.65	12.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.06	1.07	1.14	1.16
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.06	1.06	1.09	1.10
Net investment income (loss)	(0.85	)(a)(l)	0.32	0.02	(0.28)	(0.42)	(0.65)
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$142,610		$130,115	$114,853	$190,963	$213,653	$162,999

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class I
Net asset value, beginning of period	$12.02		$10.12	$15.97	$17.45	$14.57	$13.19

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12	$0.11	$0.12	$0.09	$0.05
Net realized and unrealized gain (loss) on investments	1.64		1.97	(5.54)	(0.47)	3.20	1.70
Total from investment operations	$1.65		$2.09	$(5.43)	$(0.35)	$3.29	$1.75

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.32)	$(0.17)	$(0.24)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.19)	$(0.42)	$(1.13)	$(0.41)	$(0.37)
Net asset value, end of period	$13.67		$12.02	$10.12	$15.97	$17.45	$14.57
Total return (%) (r)(s)	13.73	(n)	20.59	(33.61)	(2.13)	22.91	13.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	0.06	0.06	0.14	0.16
Expenses after expense reductions (f)(h)	0.07	(a)	0.08	0.06	0.06	0.10	0.10
Net investment income	0.15	(a)(l)	1.02	1.02	0.73	0.58	0.34
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$27,305		$22,721	$42,422	$60,291	$60,173	$49,636

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R1
Net asset value, beginning of period	$11.44		$9.65	$15.32	$16.86	$14.15	$12.92

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.04	$0.00 (w)	$(0.05)	$(0.08)	$(0.11)
Net realized and unrealized gain (loss) on investments	1.55		1.84	(5.31)	(0.47)	3.10	1.66
Total from investment operations	$1.50		$1.88	$(5.31)	$(0.52)	$3.02	$1.55

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.21)	$(0.07)	$(0.19)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.09)	$(0.36)	$(1.02)	$(0.31)	$(0.32)
Net asset value, end of period	$12.94		$11.44	$9.65	$15.32	$16.86	$14.15
Total return (%) (r)(s)	13.11	(n)	19.44	(34.31)	(3.21)	21.58	12.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.06	1.13	1.31	1.36
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.06	1.13	1.19	1.21
Net investment income (loss)	(0.85	)(a)(l)	0.34	0.03	(0.31)	(0.54)	(0.79)
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$22,546		$19,715	$18,424	$26,092	$12,146	$4,093

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R2
Net asset value, beginning of period	$11.65		$9.82	$15.55	$17.06	$14.29	$12.98

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$0.06	$0.02	$(0.02)	$(0.05)
Net realized and unrealized gain (loss) on investments	1.58		1.88	(5.39)	(0.47)	3.14	1.67
Total from investment operations	$1.56		$1.97	$(5.33)	$(0.45)	$3.12	$1.62

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.16)	$(0.25)	$(0.11)	$(0.18)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.14)	$(0.40)	$(1.06)	$(0.35)	$(0.31)
Net asset value, end of period	$13.21		$11.65	$9.82	$15.55	$17.06	$14.29
Total return (%) (r)(s)	13.39	(n)	20.00	(33.94)	(2.77)	22.12	12.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.57	0.56	0.64	0.86	0.91
Expenses after expense reductions (f)(h)	0.57	(a)	0.57	0.56	0.64	0.74	0.77
Net investment income (loss)	(0.35	)(a)(l)	0.81	0.53	0.16	(0.13)	(0.38)
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$97,790		$80,129	$68,324	$97,410	$45,727	$11,483

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R3
Net asset value, beginning of period	$11.80		$9.94	$15.71	$17.19	$14.39	$13.07

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.13	$0.08	$0.06	$0.02	$(0.02)
Net realized and unrealized gain (loss) on investments	1.60		1.90	(5.44)	(0.47)	3.16	1.69
Total from investment operations	$1.59		$2.03	$(5.36)	$(0.41)	$3.18	$1.67

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.17)	$(0.26)	$(0.14)	$(0.22)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.17)	$(0.41)	$(1.07)	$(0.38)	$(0.35)
Net asset value, end of period	$13.39		$11.80	$9.94	$15.71	$17.19	$14.39
Total return (%) (r)(s)	13.47	(n)	20.33	(33.78)	(2.47)	22.41	12.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.31	0.40	0.54	0.56
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.31	0.40	0.49	0.50
Net investment income (loss)	(0.10	)(a)(l)	1.08	0.77	0.40	0.14	(0.15)
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$61,362		$50,899	$41,092	$57,129	$45,124	$7,251

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007	2006
Class R4
Net asset value, beginning of period	$11.89		$10.00	$15.80	$17.28	$14.43	$13.07

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.16	$0.11	$0.11	$0.07	$(0.01)
Net realized and unrealized gain (loss) on investments	1.61		1.92	(5.49)	(0.48)	3.18	1.74
Total from investment operations	$1.62		$2.08	$(5.38)	$(0.37)	$3.25	$1.73

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.30)	$(0.16)	$(0.24)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)	(0.13)
Total distributions declared to shareholders	$—		$(0.19)	$(0.42)	$(1.11)	$(0.40)	$(0.37)
Net asset value, end of period	$13.51		$11.89	$10.00	$15.80	$17.28	$14.43
Total return (%) (r)(s)	13.62	(n)	20.73	(33.66)	(2.24)	22.81	13.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.07	0.06	0.12	0.24	0.26
Expenses after expense reductions (f)(h)	0.07	(a)	0.07	0.06	0.12	0.20	0.20
Net investment income (loss)	0.15	(a)(l)	1.34	1.00	0.67	0.47	(0.07)
Portfolio turnover	8		10	23	9	3	1
Net assets at end of period (000 omitted)	$57,639		$52,887	$45,153	$93,828	$84,407	$67,013

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007		2006
Class 529A
Net asset value, beginning of period	$11.81		$9.94	$15.71	$17.20	$14.38		$13.03

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.10	$0.06	$0.02	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss) on investments	1.60		1.92	(5.44)	(0.48)	3.15		1.69
Total from investment operations	$1.59		$2.02	$(5.38)	$(0.46)	$3.15		$1.65

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.15)	$(0.22)	$(0.09)		$(0.17)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)		(0.13)
Total distributions declared to shareholders	$—		$(0.15)	$(0.39)	$(1.03)	$(0.33)		$(0.30)
Net asset value, end of period	$13.40		$11.81	$9.94	$15.71	$17.20		$14.38
Total return (%) (r)(s)(t)	13.46	(n)	20.29	(33.91)	(2.78)	22.16		12.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.42	0.49	0.64	0.74		0.76
Expenses after expense reductions (f)(h)	0.42	(a)	0.42	0.49	0.64	0.70		0.70
Net investment income (loss)	(0.20	)(a)(l)	0.81	0.60	0.15	(0.02)		(0.25)
Portfolio turnover	8		10	23	9	3		1
Net assets at end of period (000 omitted)	$68,431		$61,720	$29,040	$45,509	$44,563		$31,747

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007		2006
Class 529B
Net asset value, beginning of period	$11.54		$9.73	$15.41	$16.87	$14.12		$12.82

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$(0.01)	$(0.08)	$(0.10)		$(0.12)
Net realized and unrealized gain (loss) on investments	1.56		1.85	(5.33)	(0.46)	3.09		1.64
Total from investment operations	$1.50		$1.88	$(5.34)	$(0.54)	$2.99		$1.52

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.10)	$(0.11)	$—		$(0.09)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)		(0.13)
Total distributions declared to shareholders	$—		$(0.07)	$(0.34)	$(0.92)	$(0.24)		$(0.22)
Net asset value, end of period	$13.04		$11.54	$9.73	$15.41	$16.87		$14.12
Total return (%) (r)(s)(t)	13.00	(n)	19.29	(34.34)	(3.32)	21.37		11.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.17	1.16	1.29	1.39		1.41
Expenses after expense reductions (f)(h)	1.17	(a)	1.17	1.16	1.29	1.35		1.35
Net investment income (loss)	(0.94	)(a)(l)	0.23	(0.07)	(0.51)	(0.66)		(0.89)
Portfolio turnover	8		10	23	9	3		1
Net assets at end of period (000 omitted)	$11,850		$11,954	$12,555	$24,237	$26,887		$22,559

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/10 (unaudited)		Years ended 5/31
			2010	2009	2008	2007		2006
Class 529C
Net asset value, beginning of period	$11.50		$9.71	$15.40	$16.88	$14.13		$12.83

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.01	$(0.01)	$(0.08)	$(0.10)		$(0.13)
Net realized and unrealized gain (loss) on investments	1.56		1.86	(5.33)	(0.47)	3.09		1.66
Total from investment operations	$1.50		$1.87	$(5.34)	$(0.55)	$2.99		$1.53

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.11)	$(0.12)	$(0.00	)(w)	$(0.10)
From net realized gain on investments	—		—	(0.24)	(0.81)	(0.24)		(0.13)
Total distributions declared to shareholders	$—		$(0.08)	$(0.35)	$(0.93)	$(0.24)		$(0.23)
Net asset value, end of period	$13.00		$11.50	$9.71	$15.40	$16.88		$14.13
Total return (%) (r)(s)(t)	13.04	(n)	19.26	(34.34)	(3.37)	21.39		11.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.17	1.16	1.29	1.39		1.41
Expenses after expense reductions (f)(h)	1.17	(a)	1.17	1.16	1.29	1.34		1.35
Net investment income (loss)	(0.95	)(a)(l)	0.07	(0.10)	(0.51)	(0.69)		(0.90)
Portfolio turnover	8		10	23	9	3		1
Net assets at end of period (000 omitted)	$22,706		$20,162	$9,701	$12,991	$12,982		$8,460
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds may invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds may invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked derivative instruments, including commodity-linked structured notes. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. Additionally, these notes are subject to prepayment, basis and counterparty risk. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying fund of the fund of funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at

Notes to Financial Statements (unaudited) – continued

the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$1,118,145,881	$—	$—	$1,118,145,881
Short Term Securities	—	137,000	—	137,000
Total Investments	$1,118,145,881	$137,000	$—	$1,118,282,881

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$2,311,992,043	$—	$—	$2,311,992,043
Short Term Securities	—	882,000	—	882,000
Total Investments	$2,311,992,043	$882,000	$—	$2,312,874,043

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$2,409,893,559	$—	$—	$2,409,893,559

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,029,769,903	$—	$—	$1,029,769,903
Short Term Securities	—	413,000	—	413,000
Total Investments	$1,029,769,903	$413,000	$—	$1,030,182,903

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above for the MFS Aggressive Growth Allocation Fund, mutual funds amounting to $140,865,968 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Repurchase Agreements – Each fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to each fund under each such repurchase agreement. Each fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2010, is shown as a reduction of total expenses on the Statements of Operations for the MFS Growth Allocation Fund. In the case of the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Aggressive Growth Allocation Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from

Notes to Financial Statements (unaudited) – continued

recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/10	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$22,383,037	$47,700,035	$43,864,845	$10,340,046

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/10	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$972,623,041	$1,951,665,516	$2,034,514,365	$831,612,837
Gross appreciation	$145,659,840	$361,208,527	$375,379,194	$198,570,066
Gross depreciation	—	—	—	—
Net unrealized appreciation (depreciation)	$145,659,840	$361,208,527	$375,379,194	$198,570,066

As of 5/31/10
Undistributed ordinary income	9,357,811	20,308,785	19,092,289	8,421,576
Capital loss carryforwards	(42,697,652)	(151,117,725)	(240,522,923)	(157,576,377)
Post-October capital loss deferral	—	(435,918)	(1,267,380)	(3,066,803)
Net unrealized appreciation (depreciation)	82,998,927	181,219,679	132,898,616	72,671,962

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2010, the funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/17	$(1,687,425)	$(9,120,984)	$(14,453,899)	$(9,280,635)
5/31/18	(41,010,227)	(141,996,741)	(226,069,024)	(148,295,742)
	$(42,697,652)	$(151,117,725)	$(240,522,923)	$(157,576,377)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/10	Year ended 5/31/10	Six months ended 11/30/10	Year ended 5/31/10	Six months ended 11/30/10	Year ended 5/31/10	Six months ended 11/30/10	Year ended 5/31/10
Class A	$—	$9,864,737	$—	$20,360,054	$—	$20,117,997	$—	$4,764,847
Class B	—	2,712,767	—	7,402,689	—	6,860,300	—	973,006
Class C	—	3,773,780	—	7,930,595	—	6,676,145	—	982,012
Class I	—	634,275	—	366,375	—	544,407	—	350,771
Class R1	—	351,718	—	748,398	—	656,489	—	164,350
Class R2	—	1,770,984	—	3,773,990	—	3,359,464	—	951,590
Class R3	—	1,023,034	—	2,900,003	—	2,295,056	—	739,288
Class R4	—	652,957	—	2,196,775	—	1,087,129	—	820,772
Class 529A	—	876,821	—	1,124,829	—	1,271,965	—	431,453
Class 529B	—	290,814	—	470,399	—	557,111	—	78,664
Class 529C	—	431,150	—	425,928	—	438,782	—	83,293
Total	$—	$22,383,037	$—	$47,700,035	$—	$43,864,845	$—	$10,340,046

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by each fund’s Board of Trustees, but such agreement will continue at least until September 30, 2011. For the six months ended November 30, 2010, each fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of each fund’s expenses related to this agreement.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund.

	Class A	Class 529A
MFS Conservative Allocation Fund	$448,001	$14,888
MFS Moderate Allocation Fund	634,877	29,766
MFS Growth Allocation Fund	488,862	40,652
MFS Aggressive Growth Allocation Fund	86,546	42,125

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$515,508
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	1,067,951
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,164,015
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	451,581

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$631,022
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,743,878
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,949,221
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	667,234

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$990,094
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,988,723
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,996,836
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	680,878

Notes to Financial Statements (unaudited) – continued

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$80,888
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	181,243
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	182,084
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	105,070

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$191,554
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	415,887
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	408,867
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	231,508

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$79,951
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	157,009
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	140,654
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	69,570

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$62,677
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	85,115
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	117,802
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	81,270

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$79,183
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	118,056
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	170,733
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	59,218

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$147,597
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	157,207
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	194,996
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	106,858

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$2,778,474	$5,915,069	$6,325,208	$2,453,187

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2010 based on each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2010, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$1,157	$608	$9,344	$125
Class B	71,522	200,907	232,608	95,488
Class C	15,976	19,228	16,085	8,627
Class 529B	2,746	1,103	8,739	1,494
Class 529C	280	269	331	175

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2010, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$25,071	$34,046	$47,122	$32,508
Class 529B	7,918	11,806	17,073	5,922
Class 529C	14,760	15,720	19,499	10,686
Total Program Manager Fees	$47,749	$61,572	$83,694	$49,116

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Global Real Estate Fund, MFS Global Bond Fund, and MFS Commodity Strategy Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2010, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2010 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0017%	0.0008%	0.0008%	0.0018%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC are included in miscellaneous expense on the Statements of Operations and are as follows:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$3,833	$7,958	$8,391	$3,606

Notes to Financial Statements (unaudited) – continued

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,183	$4,559	$4,801	$2,065

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$198,608,334	$306,583,860	$250,821,421	$75,606,650
Sales	$95,522,425	$205,936,153	$232,771,416	$91,949,740

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/10		Year ended 5/31/10		Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	9,988,719	$122,091,373	13,035,023	$151,232,623	13,178,646	$167,594,881	19,466,982	$231,838,655
Class B	1,412,069	17,066,006	2,149,111	24,729,109	1,930,379	24,148,689	3,799,756	44,576,742
Class C	3,140,334	37,823,574	5,692,277	65,200,588	3,610,585	44,865,121	7,013,514	82,387,915
Class I	534,222	6,648,543	988,545	11,237,276	1,025,501	13,069,114	979,963	11,440,673
Class R1	252,870	2,963,836	540,053	6,051,179	404,609	4,943,083	834,584	9,515,675
Class R2	1,869,996	22,089,599	2,501,576	28,346,342	2,429,062	29,794,023	3,871,853	45,100,410
Class R3	1,101,728	13,367,264	4,408,920	51,355,415	1,959,256	24,741,146	4,142,446	49,632,101
Class R4	395,712	4,826,084	798,893	9,266,709	1,042,204	13,141,571	2,523,121	29,905,406
Class 529A	890,660	10,842,459	2,131,696	24,889,517	953,656	12,117,159	2,972,878	36,011,130
Class 529B	226,182	2,710,700	473,818	5,324,159	269,000	3,330,338	494,170	5,725,783
Class 529C	462,981	5,559,302	1,370,167	15,758,355	558,805	6,864,438	1,374,085	16,299,471
	20,275,473	$245,988,740	34,090,079	$393,391,272	27,361,703	$344,609,563	47,473,352	$562,433,961

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	749,036	$8,718,778	—	$—	1,592,852	$19,162,012
Class B	—	—	210,731	2,442,377	—	—	573,930	6,858,464
Class C	—	—	243,408	2,806,497	—	—	479,847	5,714,979
Class I	—	—	52,942	620,483	—	—	19,781	240,343
Class R1	—	—	31,038	351,661	—	—	63,963	748,368
Class R2	—	—	153,469	1,748,011	—	—	315,260	3,732,676
Class R3	—	—	88,420	1,023,022	—	—	242,475	2,900,003
Class R4	—	—	56,144	652,957	—	—	182,912	2,196,775
Class 529A	—	—	75,588	876,821	—	—	93,804	1,124,711
Class 529B	—	—	25,421	290,814	—	—	39,696	470,399
Class 529C	—	—	37,688	431,150	—	—	35,977	425,614
	—	$—	1,723,885	$19,962,571	—	$—	3,640,497	$43,574,344

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Six months ended 11/30/10		Year ended 5/31/10		Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,930,231)	$(60,820,614)	(8,109,676)	$(93,839,844)	(7,405,648)	$(92,747,384)	(15,017,640)	$(176,132,443)
Class B	(1,391,054)	(16,933,229)	(2,809,752)	(32,153,452)	(3,271,396)	(40,880,251)	(6,741,526)	(78,592,663)
Class C	(1,288,794)	(15,540,713)	(2,833,585)	(32,377,783)	(2,743,532)	(33,915,136)	(5,466,674)	(63,528,028)
Class I	(245,290)	(3,040,134)	(1,881,105)	(21,762,024)	(316,252)	(3,979,128)	(3,458,901)	(40,934,939)
Class R1	(187,695)	(2,212,250)	(572,610)	(6,445,256)	(420,241)	(5,163,640)	(818,265)	(9,311,350)
Class R2	(1,201,982)	(14,317,284)	(1,723,341)	(19,523,019)	(1,531,055)	(18,825,667)	(3,306,523)	(38,362,588)
Class R3	(658,078)	(7,965,164)	(1,807,106)	(21,130,156)	(1,255,940)	(15,684,154)	(2,962,935)	(35,075,012)
Class R4	(338,747)	(4,089,235)	(568,721)	(6,610,064)	(887,598)	(11,127,634)	(1,472,583)	(17,368,390)
Class 529A	(621,152)	(7,561,991)	(770,249)	(8,741,612)	(770,950)	(9,676,083)	(903,169)	(10,605,288)
Class 529B	(146,299)	(1,762,528)	(140,982)	(1,588,524)	(280,289)	(3,494,972)	(502,183)	(5,759,022)
Class 529C	(418,080)	(4,969,452)	(488,930)	(5,533,751)	(348,230)	(4,292,490)	(506,563)	(5,889,002)
	(11,427,402)	$(139,212,594)	(21,706,057)	$(249,705,485)	(19,231,131)	$(239,786,539)	(41,156,962)	$(481,558,725)

Net change
Class A	5,058,488	$61,270,759	5,674,383	$66,111,557	5,772,998	$74,847,497	6,042,194	$74,868,224
Class B	21,015	132,777	(449,910)	(4,981,966)	(1,341,017)	(16,731,562)	(2,367,840)	(27,157,457)
Class C	1,851,540	22,282,861	3,102,100	35,629,302	867,053	10,949,985	2,026,687	24,574,866
Class I	288,932	3,608,409	(839,618)	(9,904,265)	709,249	9,089,986	(2,459,157)	(29,253,923)
Class R1	65,175	751,586	(1,519)	(42,416)	(15,632)	(220,557)	80,282	952,693
Class R2	668,014	7,772,315	931,704	10,571,334	898,007	10,968,356	880,590	10,470,498
Class R3	443,650	5,402,100	2,690,234	31,248,281	703,316	9,056,992	1,421,986	17,457,092
Class R4	56,965	736,849	286,316	3,309,602	154,606	2,013,937	1,233,450	14,733,791
Class 529A	269,508	3,280,468	1,437,035	17,024,726	182,706	2,441,076	2,163,513	26,530,553
Class 529B	79,883	948,172	358,257	4,026,449	(11,289)	(164,634)	31,683	437,160
Class 529C	44,901	589,850	918,925	10,655,754	210,575	2,571,948	903,499	10,836,083
	8,848,071	$106,776,146	14,107,907	$163,648,358	8,130,572	$104,823,024	9,956,887	$124,449,580

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/10		Year ended 5/31/10		Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	9,476,238	$121,127,197	15,924,379	$189,736,616	2,779,572	$35,381,224	5,855,417	$68,810,363
Class B	1,474,807	18,508,417	3,460,544	40,703,470	484,362	6,011,624	1,174,754	13,627,269
Class C	2,635,470	33,123,042	5,709,453	67,084,357	717,652	8,898,306	1,999,568	23,172,839
Class I	218,779	2,812,368	833,433	9,479,746	261,223	3,375,555	848,720	9,564,516
Class R1	298,443	3,619,977	766,122	8,644,348	223,907	2,727,757	506,291	5,677,193
Class R2	1,933,565	23,823,961	3,180,538	36,961,452	1,591,801	19,435,559	1,895,858	21,897,509
Class R3	2,097,653	26,696,794	3,386,193	40,640,055	1,023,202	13,028,224	1,609,521	18,866,645
Class R4	439,325	5,566,058	1,208,558	14,422,670	412,258	5,244,206	1,474,922	17,339,749
Class 529A	1,094,872	13,922,909	4,021,812	49,173,564	525,700	6,601,527	3,164,109	39,263,919
Class 529B	281,822	3,479,890	622,687	7,176,689	70,004	859,120	181,083	2,056,507
Class 529C	407,049	5,064,671	1,622,897	19,499,425	186,016	2,267,052	1,016,484	12,294,455
	20,358,023	$257,745,284	40,736,616	$483,522,392	8,275,697	$103,830,154	19,726,727	$232,570,964

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Six months ended 11/30/10		Year ended 5/31/10		Six months ended 11/30/10		Year ended 5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,569,446	$19,178,616	—	$—	370,458	$4,556,634
Class B	—	—	538,108	6,511,101	—	—	76,829	931,171
Class C	—	—	432,522	5,220,535	—	—	65,907	796,783
Class I	—	—	39,789	488,614	—	—	27,256	339,068
Class R1	—	—	55,447	656,489	—	—	13,704	162,937
Class R2	—	—	276,835	3,319,249	—	—	77,782	939,611
Class R3	—	—	189,205	2,295,056	—	—	60,498	739,288
Class R4	—	—	89,109	1,087,129	—	—	66,729	820,772
Class 529A	—	—	104,635	1,271,319	—	—	35,245	431,399
Class 529B	—	—	46,465	557,111	—	—	6,553	78,640
Class 529C	—	—	36,702	438,782	—	—	6,992	83,293
	—	$—	3,378,263	$41,024,001	—	$—	807,953	$9,879,596

Shares reacquired
Class A	(6,420,884)	$(81,377,849)	(14,990,013)	$(177,613,191)	(3,199,074)	$(40,537,937)	(7,673,658)	$(90,080,198)
Class B	(3,615,965)	(45,311,901)	(7,013,002)	(82,207,561)	(1,307,449)	(16,220,869)	(2,835,461)	(32,818,742)
Class C	(2,807,354)	(34,798,856)	(5,804,487)	(67,832,550)	(1,061,037)	(13,064,922)	(2,588,029)	(29,830,335)
Class I	(179,246)	(2,357,443)	(4,159,772)	(49,018,634)	(152,652)	(1,962,932)	(3,180,094)	(37,271,128)
Class R1	(458,125)	(5,541,080)	(980,496)	(11,237,009)	(204,369)	(2,459,008)	(705,712)	(8,014,525)
Class R2	(1,592,087)	(19,822,834)	(3,345,711)	(38,925,366)	(1,065,128)	(13,150,144)	(2,054,866)	(23,728,427)
Class R3	(1,612,367)	(20,566,369)	(2,047,443)	(24,335,205)	(755,200)	(9,617,492)	(1,490,830)	(17,643,963)
Class R4	(389,983)	(4,928,481)	(1,458,982)	(17,450,939)	(594,646)	(7,587,602)	(1,605,354)	(19,085,132)
Class 529A	(792,596)	(10,042,800)	(1,004,161)	(11,871,566)	(644,248)	(8,116,966)	(892,725)	(10,478,752)
Class 529B	(354,731)	(4,435,694)	(512,339)	(5,936,514)	(197,269)	(2,414,888)	(442,486)	(4,994,353)
Class 529C	(391,244)	(4,794,755)	(430,845)	(4,959,226)	(192,204)	(2,355,644)	(269,977)	(3,092,339)
	(18,614,582)	$(233,978,062)	(41,747,251)	$(491,387,761)	(9,373,276)	$(117,488,404)	(23,739,192)	$(277,037,894)

Net change
Class A	3,055,354	$39,749,348	2,503,812	$31,302,041	(419,502)	$(5,156,713)	(1,447,783)	$(16,713,201)
Class B	(2,141,158)	(26,803,484)	(3,014,350)	(34,992,990)	(823,087)	(10,209,245)	(1,583,878)	(18,260,302)
Class C	(171,884)	(1,675,814)	337,488	4,472,342	(343,385)	(4,166,616)	(522,554)	(5,860,713)
Class I	39,533	454,925	(3,286,550)	(39,050,274)	108,571	1,412,623	(2,304,118)	(27,367,544)
Class R1	(159,682)	(1,921,103)	(158,927)	(1,936,172)	19,538	268,749	(185,717)	(2,174,395)
Class R2	341,478	4,001,127	111,662	1,355,335	526,673	6,285,415	(81,226)	(891,307)
Class R3	485,286	6,130,425	1,527,955	18,599,906	268,002	3,410,732	179,189	1,961,970
Class R4	49,342	637,577	(161,315)	(1,941,140)	(182,388)	(2,343,396)	(63,703)	(924,611)
Class 529A	302,276	3,880,109	3,122,286	38,573,317	(118,548)	(1,515,439)	2,306,629	29,216,566
Class 529B	(72,909)	(955,804)	156,813	1,797,286	(127,265)	(1,555,768)	(254,850)	(2,859,206)
Class 529C	15,805	269,916	1,228,754	14,978,981	(6,188)	(88,592)	753,499	9,285,409
	1,743,441	$23,767,222	2,367,628	$33,158,632	(1,097,579)	$(13,658,250)	(3,204,512)	$(34,587,334)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with

Notes to Financial Statements (unaudited) – continued

certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2010, each fund’s commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$4,950	$10,902	$11,827	$5,202
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	1,020,904	(95,077)	925,827
MFS Core Growth Fund	3,466,455	661,582	(272,793)	3,855,244
MFS Diversified Target Return Fund	2,028,244	390,415	(2,625)	2,416,034
MFS Emerging Markets Debt Fund	3,333,823	242,316	(1,337,195)	2,238,944
MFS Global Bond Fund	—	5,312,413	(40,987)	5,271,426
MFS Global Real Estate Fund	661,557	163,281	(76,380)	748,458
MFS Government Securities Fund	9,528,199	1,709,456	(348,065)	10,889,590
MFS High Income Fund	14,493,400	2,037,234	(184,474)	16,346,160
MFS Inflation-Adjusted Bond Fund	9,546,913	1,424,475	(299,748)	10,671,640
MFS International Growth Fund	851,836	105,009	(71,162)	885,683
MFS International Value Fund	831,801	115,763	(48,175)	899,389
MFS Limited Maturity Fund	15,558,592	2,883,809	(335,450)	18,106,951
MFS Mid Cap Growth Fund	4,767,471	893,635	(456,195)	5,204,911
MFS Mid Cap Value Fund	3,273,296	553,434	(212,274)	3,614,456
MFS New Discovery Fund	903,571	137,558	(99,988)	941,141
MFS Research Bond Fund	18,796,081	2,447,372	(3,124,043)	18,119,410
MFS Research Fund	2,890,190	384,532	(471,070)	2,803,652
MFS Research International Fund	2,807,757	360,494	(243,476)	2,924,775
MFS Value Fund	2,660,253	537,706	(107,403)	3,090,556

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$121,219	$—	$—	$11,276,578
MFS Core Growth Fund	(80,485)	—	—	67,042,697
MFS Diversified Target Return Fund	(679)	—	—	22,517,434
MFS Emerging Markets Debt Fund	1,581,902	—	835,659	33,315,495
MFS Global Bond Fund	946	—	636,131	55,244,547
MFS Global Real Estate Fund	2,593	580,595	11,887	10,972,396
MFS Government Securities Fund	16,446	—	1,691,176	112,380,569
MFS High Income Fund	(2,773)	—	1,962,646	55,740,405
MFS Inflation-Adjusted Bond Fund	(8,558)	—	1,153,310	112,158,938
MFS International Growth Fund	53,681	—	—	21,823,229
MFS International Value Fund	7,921	—	—	21,675,264
MFS Limited Maturity Fund	(76,651)	—	1,838,925	112,263,097
MFS Mid Cap Growth Fund	199,311	—	—	45,959,362
MFS Mid Cap Value Fund	104,784	—	—	45,216,844
MFS New Discovery Fund	183,538	—	—	22,907,381
MFS Research Bond Fund	(138,049)	—	3,634,955	190,797,392
MFS Research Fund	(368,062)	—	—	67,091,388
MFS Research International Fund	(123,348)	—	—	43,315,916
MFS Value Fund	(135,936)	—	501,316	66,446,949
	$1,337,800	$580,595	$12,266,005	$1,118,145,881

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	6,106,445	(235,128)	5,871,317
MFS Core Growth Fund	11,217,338	468,867	(985,599)	10,700,606
MFS Diversified Target Return Fund	2,214,138	309,640	(39,025)	2,484,753
MFS Emerging Markets Debt Fund	7,283,854	422,066	(3,140,502)	4,565,418
MFS Global Bond Fund	—	10,900,859	(202,373)	10,698,486
MFS Global Real Estate Fund	2,841,085	487,533	(217,624)	3,110,994
MFS Government Securities Fund	20,668,283	2,943,362	(1,334,132)	22,277,513
MFS High Income Fund	31,638,426	3,032,879	(1,058,685)	33,612,620
MFS Inflation-Adjusted Bond Fund	10,354,903	1,175,441	(633,626)	10,896,718
MFS International Growth Fund	2,733,178	122,206	(79,298)	2,776,086
MFS International New Discovery Fund	1,088,602	46,925	(39,985)	1,095,542
MFS International Value Fund	2,674,299	144,097	(51,216)	2,767,180
MFS Mid Cap Growth Fund	18,362,093	951,160	(83,838)	19,229,415
MFS Mid Cap Value Fund	12,613,179	564,788	(30,598)	13,147,369
MFS New Discovery Fund	2,968,571	115,966	(50,922)	3,033,615
MFS Research Bond Fund	30,642,936	3,000,567	(7,436,305)	26,207,198
MFS Research Fund	8,019,837	379,753	(667,113)	7,732,477
MFS Research International Fund	8,988,553	470,487	(195,911)	9,263,129
MFS Value Fund	8,618,663	593,039	(740,206)	8,471,496

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$93,632	$—	$—	$71,512,641
MFS Core Growth Fund	(2,446,017)	—	—	186,083,547
MFS Diversified Target Return Fund	(13,056)	—	—	23,157,902
MFS Emerging Markets Debt Fund	4,895,324	—	1,719,674	67,933,425
MFS Global Bond Fund	72,820	—	1,312,011	112,120,129
MFS Global Real Estate Fund	(125,881)	2,477,917	50,732	45,607,177
MFS Government Securities Fund	95,727	—	3,494,029	229,903,934
MFS High Income Fund	(594,359)	—	4,079,612	114,619,034
MFS Inflation-Adjusted Bond Fund	65,507	—	1,195,505	114,524,505
MFS International Growth Fund	(109,180)	—	—	68,402,749
MFS International New Discovery Fund	(18,935)	—	—	23,006,392
MFS International Value Fund	(87,996)	—	—	66,689,028
MFS Mid Cap Growth Fund	(30,248)	—	—	169,795,736
MFS Mid Cap Value Fund	(43,908)	—	—	164,473,588
MFS New Discovery Fund	374,223	—	—	73,838,186
MFS Research Bond Fund	946,326	—	5,332,195	275,961,790
MFS Research Fund	(29,122)	—	—	185,038,170
MFS Research International Fund	(405,838)	—	—	137,186,937
MFS Value Fund	(549,519)	—	1,389,394	182,137,173
	$2,089,500	$2,477,917	$18,573,152	$2,311,992,043

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	8,623,654	(530,105)	8,093,549
MFS Core Growth Fund	16,153,117	430,970	(1,204,839)	15,379,248
MFS Diversified Target Return Fund	2,378,830	248,107	(60,079)	2,566,858
MFS Emerging Markets Debt Fund	7,833,286	323,537	(3,429,067)	4,727,756
MFS Emerging Markets Equity Fund	760,013	13,229	(44,315)	728,927
MFS Global Bond Fund	—	8,973,347	(137,697)	8,835,650
MFS Global Real Estate Fund	4,599,434	683,143	(442,168)	4,840,409
MFS High Income Fund	34,255,852	2,540,534	(1,827,746)	34,968,640
MFS Inflation-Adjusted Bond Fund	11,135,387	927,885	(799,042)	11,264,230
MFS International Growth Fund	4,849,519	209,188	(244,391)	4,814,316
MFS International New Discovery Fund	2,341,240	76,087	(143,119)	2,274,208
MFS International Value Fund	4,743,477	223,581	(141,345)	4,825,713
MFS Mid Cap Growth Fund	25,846,574	792,316	(937,148)	25,701,742
MFS Mid Cap Value Fund	17,689,906	403,234	(409,072)	17,684,068
MFS New Discovery Fund	4,342,201	67,735	(256,235)	4,153,701
MFS Research Bond Fund	10,987,284	602,584	(4,836,472)	6,753,396
MFS Research Fund	8,679,282	275,599	(848,200)	8,106,681
MFS Research International Fund	12,720,666	47,026	(1,571,572)	11,196,120
MFS Value Fund	12,408,520	626,225	(873,770)	12,160,975

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$464,668	$—	$—	$98,579,426
MFS Core Growth Fund	(4,428,633)	—	—	267,445,115
MFS Diversified Target Return Fund	(13,048)	—	—	23,923,117
MFS Emerging Markets Debt Fund	5,889,782	—	1,843,874	70,349,008
MFS Emerging Markets Equity Fund	263,955	—	—	24,069,172
MFS Global Bond Fund	35,387	—	1,104,318	92,597,610
MFS Global Real Estate Fund	(17,734)	3,955,056	80,975	70,960,398
MFS High Income Fund	(1,051,483)	—	4,305,961	119,243,063
MFS Inflation-Adjusted Bond Fund	78,676	—	1,257,260	118,387,058
MFS International Growth Fund	(116,208)	—	—	118,624,738
MFS International New Discovery Fund	33,000	—	—	47,758,358
MFS International Value Fund	(210,603)	—	—	116,299,686
MFS Mid Cap Growth Fund	(649,872)	—	—	226,946,384
MFS Mid Cap Value Fund	(880,653)	—	—	221,227,693
MFS New Discovery Fund	1,989,125	—	—	101,101,089
MFS Research Bond Fund	1,519,372	—	1,471,090	71,113,262
MFS Research Fund	1,001,016	—	—	193,992,880
MFS Research International Fund	(3,018,949)	—	—	165,814,535
MFS Value Fund	(2,374,267)	—	2,020,257	261,460,967
	$(1,486,469)	$3,955,056	$12,083,735	$2,409,893,559

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	4,698,451	(473,443)	4,225,008
MFS Core Growth Fund	8,298,582	263,944	(794,531)	7,767,995
MFS Emerging Markets Equity Fund	667,809	8,387	(59,101)	617,095
MFS Global Real Estate Fund	3,390,951	332,142	(348,916)	3,374,177
MFS International Growth Fund	3,444,372	84,121	(263,867)	3,264,626
MFS International New Discovery Fund	2,072,479	39,609	(182,329)	1,929,759
MFS International Value Fund	3,372,669	118,536	(173,173)	3,318,032
MFS Mid Cap Growth Fund	13,397,218	376,018	(1,645,886)	12,127,350
MFS Mid Cap Value Fund	9,194,467	198,439	(990,264)	8,402,642
MFS New Discovery Fund	2,310,047	37,157	(151,435)	2,195,769
MFS Research Fund	4,239,013	134,145	(459,013)	3,914,145
MFS Research International Fund	5,636,702	196,158	(441,363)	5,391,497
MFS Value Fund	6,367,750	313,082	(481,206)	6,199,626

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$533,625	$—	$—	$51,460,599
MFS Core Growth Fund	(1,454,942)	—	—	135,085,437
MFS Emerging Markets Equity Fund	501,660	—	—	20,376,468
MFS Global Real Estate Fund	(44,523)	2,868,011	58,719	49,465,429
MFS International Growth Fund	12,502	—	—	80,440,380
MFS International New Discovery Fund	234,909	—	—	40,524,929
MFS International Value Fund	(124,254)	—	—	79,964,571
MFS Mid Cap Growth Fund	(748,532)	—	—	107,084,501
MFS Mid Cap Value Fund	(1,948,953)	—	—	105,117,054
MFS New Discovery Fund	668,939	—	—	53,445,026
MFS Research Fund	4,195	—	—	93,665,489
MFS Research International Fund	(801,459)	—	—	79,848,071
MFS Value Fund	(1,647,449)	—	1,041,126	133,291,949
	$(4,814,282)	$2,868,011	$1,099,845	$1,029,769,903

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS Conservative Allocation Fund

MFS Moderate Allocation Fund

MFS Growth Allocation Fund

MFS Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Moderate Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one-and five-year periods ended December 31, 2009 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Growth Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe.

In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2009, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s relative performance for the three-year period had ended December 31, 2009 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one-and five-year periods ended December 31, 2009 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was higher than the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was higher than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by other similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Global Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/10

GLB-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we begin 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 14, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	51.5%
U.S. Treasury Securities	20.2%
Emerging Markets Bonds	14.9%
High Grade Corporates	3.6%
Commercial Mortgage-Backed Securities	1.0%

Composition including fixed income credit quality (a)(i)
AAA	42.2%
AA	30.8%
A	9.6%
BBB	7.7%
BB	0.5%
B	0.2%
Other Fixed Income (NR)	0.2%
Cash & Other	8.8%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	8.8 yrs.

Issuer country weightings (i)
United States	33.2%
Japan	20.3%
Italy	9.4%
Germany	5.9%
United Kingdom	5.8%
Mexico	4.3%
Netherlands	3.6%
Finland	2.0%
Poland	1.7%
Other Countries	13.8%

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 11/30/10.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 2, 2010 through November 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 2, 2010 (the date the fund commenced investment operations) through November 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/02/10	Ending Account Value 11/30/10	Expenses Paid During Period (p) 6/02/10-11/30/10
A	Actual	0.97%	$1,000.00	$1,059.71	$4.98
	Hypothetical (h)	0.97%	$1,000.00	$1,020.21	$4.91
B	Actual	1.74%	$1,000.00	$1,054.45	$8.91
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.73%	$1,000.00	$1,054.45	$8.86
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
I	Actual	0.74%	$1,000.00	$1,060.78	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.74%	$1,000.00	$1,055.46	$8.92
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
R2	Actual	1.24%	$1,000.00	$1,057.61	$6.36
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R3	Actual	0.99%	$1,000.00	$1,058.70	$5.08
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R4	Actual	0.74%	$1,000.00	$1,059.78	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended November 30, 2010.

5

PORTFOLIO OF INVESTMENTS

11/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.7%

Issuer	Shares/Par		Value ($)
Asset-Backed & Securitized - 1.0%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$898,489
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	898,534
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.001%, 2049		870,221	920,892

			$2,717,915
Cable TV - 0.5%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$792,637
Time Warner Cable, Inc., 5%, 2020		620,000	652,782

			$1,445,419
Chemicals - 0.2%
Dow Chemical Co., 9.4%, 2039		$450,000	$633,482

Emerging Market Quasi-Sovereign - 1.5%
Banco del Estado de Chile, 4.125%, 2020 (n)		$151,000	$148,474
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		548,000	535,323
Dubai Electricity & Water Authority, 6.375%, 2016 (n)		158,000	149,310
Dubai Electricity & Water Authority, 7.375%, 2020 (n)		253,000	234,025
Empresa Nacional del Petroleo, 6.25%, 2019		236,000	258,555
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		765,000	784,506
Gaz Capital S.A., 9.25%, 2019		557,000	677,451
Petroleos Mexicanos, 5.5%, 2021		106,000	110,770
Qatari Diar Finance Q.S.C., 5%, 2020 (n)		377,000	383,759
SCF Capital Ltd., 5.375%, 2017 (n)		714,000	692,580

			$3,974,753
Emerging Market Sovereign - 12.1%
Government of Malaysia, 3.835%, 2015	MYR	12,841,000	$4,134,388
Republic of Argentina, FRN, 0.677%, 2012		$721,250	666,245
Republic of Colombia, 7.75%, 2021	COP	2,388,000,000	1,390,890
Republic of Poland, 5.75%, 2014	PLN	4,147,000	1,359,361
Republic of Poland, 5.5%, 2015	PLN	9,763,000	3,152,330
Republic of South Africa, 8.25%, 2017	ZAR	21,818,000	3,102,040
Republic of South Africa, 8%, 2018	ZAR	34,534,000	4,807,314
Republic of South Africa, 6.75%, 2021	ZAR	16,102,000	2,030,515

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of South Africa, 5.5%, 2023	ZAR	7,207,526	$1,330,528
United Mexican States, 8%, 2015	MXN	26,140,000	2,266,116
United Mexican States, 7.25%, 2016	MXN	58,580,000	4,930,114
United Mexican States, 8%, 2020	MXN	46,490,000	4,041,832
United Mexican States, 5.75%, 2110		$130,000	122,102

			$33,333,775
Energy - Integrated - 0.2%
Hess Corp., 8.125%, 2019		$500,000	$649,450

Food & Beverages - 0.7%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$895,630
Kraft Foods, Inc., 6.125%, 2018		410,000	482,966
Kraft Foods, Inc., 6.5%, 2040		510,000	586,099

			$1,964,695
International Market Quasi-Sovereign - 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$226,034

International Market Sovereign - 50.8%
Federal Republic of Germany, 3.75%, 2013	EUR	5,536,000	$7,692,403
Federal Republic of Germany, 3.75%, 2015	EUR	4,175,000	5,907,697
Federal Republic of Germany, 6.25%, 2030	EUR	1,198,000	2,231,921
Government of Canada, 4.5%, 2015	CAD	665,000	710,372
Government of Canada, 4.25%, 2018	CAD	3,148,000	3,364,715
Government of Canada, 5.75%, 2033	CAD	132,000	172,690
Government of Japan, 1.3%, 2014	JPY	287,100,000	3,552,441
Government of Japan, 1.7%, 2017	JPY	2,186,600,000	27,826,046
Government of Japan, 1.1%, 2020	JPY	213,000,000	2,531,666
Government of Japan, 2.1%, 2024	JPY	912,750,000	11,552,291
Government of Japan, 2.2%, 2027	JPY	611,500,000	7,698,339
Government of Japan, 2.4%, 2037	JPY	204,550,000	2,606,259
Kingdom of Spain, 4.6%, 2019	EUR	1,904,000	2,331,636
Kingdom of the Netherlands, 3.75%, 2014	EUR	3,922,000	5,501,996
Kingdom of the Netherlands, 5.5%, 2028	EUR	2,594,000	4,350,347
Republic of Austria, 4.65%, 2018	EUR	1,716,000	2,489,803
Republic of Finland, 3.875%, 2017	EUR	3,964,000	5,612,730
Republic of France, 6%, 2025	EUR	1,512,000	2,543,577
Republic of France, 4.75%, 2035	EUR	633,000	972,770
Republic of Italy, 4.75%, 2013	EUR	8,377,000	11,266,308
Republic of Italy, 5.25%, 2017	EUR	9,844,000	13,605,380
United Kingdom Treasury, 8%, 2015	GBP	1,859,000	3,727,191

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 8%, 2021	GBP	3,870,000	$8,527,353
United Kingdom Treasury, 4.25%, 2027	GBP	792,000	1,265,548
United Kingdom Treasury, 4.25%, 2036	GBP	1,348,000	2,106,496

			$140,147,975
Major Banks - 0.7%
Bank of America Corp., 7.625%, 2019		$1,000,000	$1,136,845
Credit Suisse (USA), Inc., 6%, 2018		500,000	545,381
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	267,021

			$1,949,247
Metals & Mining - 0.4%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)		$1,000,000	$970,268

Natural Gas - Pipeline - 0.2%
Williams Partners LP, 5.25%, 2020		$500,000	$535,416

Network & Telecom - 0.2%
Telecom Italia Capital, 7.175%, 2019		$500,000	$563,172

Other Banks & Diversified Financials - 0.9%
Banco Santander Chile, 6.5%, 2020	CLP	908,000,000	$1,773,156
Citigroup, Inc., 6.125%, 2018		$750,000	818,005

			$2,591,161
Real Estate - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020		$250,000	$280,550

Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013		$289,000	$322,138

Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018		$425,000	$571,516

U.S. Treasury Obligations - 19.8%
U.S. Treasury Bonds, 8%, 2021		$3,853,000	$5,680,767
U.S. Treasury Bonds, 6.875%, 2025		6,295,000	8,793,328
U.S. Treasury Bonds, 5.25%, 2029		1,809,000	2,172,213
U.S. Treasury Bonds, 4.5%, 2039		664,000	710,376
U.S. Treasury Notes, 4.75%, 2012		2,869,000	3,016,260
U.S. Treasury Notes, 4.125%, 2015		3,449,000	3,879,049
U.S. Treasury Notes, 4.75%, 2017		11,610,000	13,595,496

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.5%, 2020	$9,496,000	$10,136,977
U.S. Treasury Notes, TIPS, 1.252%, 2020	6,394,342	6,726,049

		$54,710,515
Total Bonds (Identified Cost, $238,525,591)		$247,587,481

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures - December 2010 @ $127.50 (Premiums Paid, $22,133)	49	$6,125

Issuer	Shares/Par
Money Market Funds (v) - 8.8%

MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	24,092,833	$24,092,833
Total Investments (Identified Cost, $262,640,557)		$271,686,439

Other Assets, Less Liabilities - 1.5%		4,273,938
Net Assets - 100.0%		$275,960,377

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,898,245 representing 1.4% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee

9

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 11/30/10

Forward Foreign Currency Exchange Contracts at 11/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Citibank N.A.	580,000	1/12/11	$ 567,986	$ 552,981	$ 15,005
BUY	BRL	HSBC Bank	300,189	12/22/10	173,560	174,267	707
SELL	BRL	JPMorgan Chase Bank N.A.	955,000	12/13/10	558,153	555,562	2,591
SELL	CAD	Barclays Bank PLC	358,000	1/12/11	354,420	348,462	5,958
SELL	CAD	CSFB Foreign Exchange	3,274,657	1/12/11	3,255,871	3,187,418	68,453
BUY	CNY	Barclays Bank PLC	5,155,000	12/22/10	763,251	773,049	9,798
BUY	CNY	JPMorgan Chase Bank N.A.	3,480,000	12/22/10	516,550	521,864	5,314
SELL	COP	JPMorgan Chase Bank N.A.	1,388,236,000	12/03/10	718,177	714,542	3,635
SELL	DKK	Royal Bank of Scotland Group PLC	1,164,000	1/12/11	212,452	202,723	9,729
BUY	EUR	UBS AG	3,316,339	12/15/10	4,219,210	4,304,631	85,421
SELL	EUR	Barclays Bank PLC	6,022,000	12/15/10- 1/12/11	8,216,857	7,816,528	400,329
SELL	EUR	Citibank N.A.	321,000	12/15/10	446,035	416,660	29,375
SELL	EUR	CSFB Foreign Exchange	2,367,000	1/12/11	3,212,966	3,072,074	140,892
SELL	EUR	Goldman Sachs International	246,000	1/12/11	340,280	319,278	21,002
SELL	EUR	HSBC Bank	1,483,000	1/12/11	2,034,715	1,924,751	109,964

10

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	EUR	JPMorgan Chase Bank N.A.	41,872,578	1/12/11	$58,314,518	$54,345,442	$3,969,076
SELL	EUR	UBS AG	2,621,000	12/15/10- 1/12/11	3,542,563	3,401,891	140,672
SELL	GBP	Barclays Bank PLC	87,000	12/15/10	136,566	135,313	1,253
SELL	GBP	Deutsche Bank AG	1,042,450	1/12/11	1,637,971	1,621,052	16,919
SELL	GBP	Goldman Sachs International	166,000	1/12/11	269,430	258,136	11,294
SELL	GBP	HSBC Bank	1,701,867	1/12/11	2,649,126	2,646,471	2,655
SELL	GBP	JPMorgan Chase Bank N.A.	1,052,788	1/12/11	1,686,119	1,637,128	48,991
SELL	GBP	UBS AG	103,000	1/12/11	165,230	160,169	5,061
SELL	IDR	JPMorgan Chase Bank N.A.	23,422,689,000	1/14/11	2,596,750	2,575,512	21,238
SELL	JPY	Barclays Bank PLC	406,178,095	12/15/10- 1/12/11	4,960,975	4,855,349	105,626
SELL	JPY	CSFB Foreign Exchange	30,696,000	1/12/11	377,969	367,016	10,953
SELL	JPY	HSBC Bank	174,212,000	1/12/11	2,087,172	2,082,964	4,208
SELL	JPY	Royal Bank of Scotland Group PLC	33,727	1/12/11	413,067	403,257	9,810
SELL	JPY	UBS AG	471,486,000	1/12/11	5,699,843	5,637,317	62,526
BUY	KRW	JPMorgan Chase Bank N.A.	1,673,118,000	12/06/10	1,433,692	1,442,767	9,075
SELL	KRW	Deutsche Bank AG	1,792,596,000	12/06/10- 1/05/11	1,563,648	1,545,230	18,418
SELL	KRW	HSBC Bank	278,174,000	1/12/11	241,575	239,386	2,189
SELL	KRW	JPMorgan Chase Bank N.A.	736,132,000	12/06/10- 1/27/11	639,693	633,653	6,040
SELL	MXN	Deutsche Bank AG	8,157,067	2/22/11	653,229	648,696	4,533
SELL	MXN	JPMorgan Chase Bank N.A.	47,692,800	1/12/11	3,841,358	3,806,112	35,246
SELL	NOK	CSFB Foreign Exchange	21,000	1/12/11	3,583	3,373	210
SELL	NOK	Deutsche Bank AG	152,000	1/12/11	24,505	24,418	87
SELL	NZD	Barclays Bank PLC	364,000	1/12/11	280,681	269,733	10,948
SELL	PHP	Barclays Bank PLC	5,925,000	12/20/10	136,426	134,582	1,844
SELL	SEK	Barclays Bank PLC	1,377,000	1/12/11	202,752	195,538	7,214
BUY	TWD	Barclays Bank PLC	124,744,000	12/01/10- 12/31/10	4,052,460	4,093,541	41,081
SELL	ZAR	Barclays Bank PLC	18,747,319	1/14/11	2,686,709	2,625,085	61,624

11

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	ZAR	Deutsche Bank AG	15,831,359	1/18/11	$ 2,226,539	$ 2,215,500	$ 11,039
SELL	ZAR	HSBC Bank	18,823,727	1/14/11	2,692,550	2,635,784	56,766

							$5,584,769

Liability Derivatives
BUY	AUD	Barclays Bank PLC	81,000	1/12/11	$81,682	$77,227	$(4,455)
BUY	AUD	Citibank N.A.	280,000	1/12/11	274,923	266,957	(7,966)
BUY	AUD	CSFB Foreign Exchange	279,000	1/12/11	273,797	266,004	(7,793)
BUY	AUD	UBS AG	84,000	1/12/11	82,707	80,087	(2,620)
BUY	AUD	WestPac Banking Corp.	1,811,000	1/12/11	1,760,238	1,726,638	(33,600)
BUY	BRL	Credit Suisse Group	14,152,000	12/22/10	8,366,447	8,215,577	(150,870)
BUY	BRL	JPMorgan Chase Bank	268,000	12/22/10	156,597	155,581	(1,016)
BUY	CAD	Barclays Bank PLC	76,000	1/12/11	74,457	73,976	(481)
BUY	CAD	Citibank N.A.	352,000	12/15/10- 1/12/11	349,976	342,771	(7,205)
BUY	CAD	Goldman Sachs International	4,065,000	1/12/11	3,973,471	3,956,705	(16,766)
BUY	CLP	Barclays Bank PLC	496,502,000	12/06/10	1,036,063	1,018,627	(17,436)
BUY	CLP	JPMorgan Chase Bank N.A.	1,340,588,000	12/21/10	2,785,708	2,746,698	(39,010)
BUY	CNY	HSBC Bank	1,607,000	12/15/10	243,043	241,005	(2,038)
BUY	CNY	JPMorgan Chase Bank N.A.	8,478,000	12/15/10- 12/27/10	1,274,984	1,271,330	(3,654)
BUY	COP	JPMorgan Chase Bank N.A.	2,776,472,000	12/03/10- 2/02/11	1,469,828	1,431,235	(38,593)
BUY	DKK	CSFB Foreign Exchange	10,228,000	1/12/11	1,908,601	1,781,316	(127,285)
BUY	EUR	Barclays Bank PLC	497,000	12/15/10	708,163	645,109	(63,054)
BUY	EUR	Citibank N.A.	901,000	12/15/10	1,262,101	1,169,504	(92,597)
BUY	EUR	CSFB Foreign Exchange	2,766,000	12/15/10- 1/12/11	3,896,198	3,590,263	(305,935)
BUY	EUR	Deutsche Bank AG	4,380,000	12/15/10- 1/12/11	6,085,821	5,684,852	(400,969)
BUY	EUR	Goldman Sachs International	101,000	1/12/11	139,088	131,086	(8,002)
BUY	EUR	JPMorgan Chase Bank N.A.	3,322,524	1/12/11	4,435,771	4,312,227	(123,544)
BUY	EUR	UBS AG	8,177,026	12/15/10- 1/12/11	11,291,578	10,613,767	(677,811)

12

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	GBP	Barclays Bank PLC	2,102,697	12/15/10- 1/12/11	$ 3,346,728	$ 3,269,787	$ (76,941)
BUY	GBP	Deutsche Bank AG	2,604,697	1/12/11	4,137,790	4,050,408	(87,382)
BUY	GBP	Goldman Sachs International	164,000	1/12/11	258,836	255,026	(3,810)
BUY	GBP	Royal Bank of Scotland Group PLC	269,000	1/12/11	431,595	418,305	(13,290)
BUY	GBP	UBS AG	52,000	1/12/11	83,195	80,862	(2,333)
BUY	IDR	Credit Suisse Group	28,961,651,000	12/20/10	3,251,196	3,196,961	(54,235)
BUY	IDR	HSBC Bank	5,240,866,000	1/14/11	581,737	576,275	(5,462)
BUY	IDR	JPMorgan Chase Bank N.A.	57,093,220,000	12/20/10- 1/14/11	6,375,934	6,300,957	(74,977)
BUY	INR	JPMorgan Chase Bank N.A.	186,690,000	12/27/10- 1/27/11	4,058,542	4,038,193	(20,349)
BUY	JPY	Barclays Bank PLC	61,829,000	1/12/11	746,592	739,258	(7,334)
BUY	JPY	CSFB Foreign Exchange	45,424,000	1/12/11	554,873	543,112	(11,761)
BUY	JPY	Goldman Sachs International	54,756,000	1/12/11	680,699	654,690	(26,009)
BUY	JPY	JPMorgan Chase Bank N.A.	1,116,986,164	1/12/11	13,657,926	13,355,232	(302,694)
BUY	KRW	Barclays Bank PLC	3,252,090,000	1/05/11- 1/18/11	2,897,997	2,799,579	(98,418)
BUY	KRW	JPMorgan Chase Bank N.A.	181,031,000	1/05/11	163,076	155,846	(7,230)
SELL	KRW	JPMorgan Chase Bank N.A.	2,299,211,000	1/05/11- 1/27/11	1,965,906	1,978,725	(12,819)
BUY	MXN	Barclays Bank PLC	1,020,000	1/12/11	82,517	81,401	(1,116)
BUY	MXN	Citibank N.A.	2,104,000	1/12/11	170,289	167,909	(2,380)
BUY	MYR	JPMorgan Chase Bank N.A.	6,055,615	12/20/10- 1/21/11	1,948,866	1,908,520	(40,346)
BUY	NZD	Barclays Bank PLC	365,000	1/12/11	276,277	270,475	(5,802)
BUY	PEN	JPMorgan Chase Bank N.A.	2,521,800	1/10/11	902,191	889,807	(12,384)
BUY	PHP	Deutsche Bank AG	121,876,460	12/20/10- 1/13/11	2,783,910	2,767,487	(16,423)
BUY	PHP	JPMorgan Chase Bank N.A.	211,310,000	12/06/10- 1/26/11	4,905,740	4,798,863	(106,877)
BUY	PLN	Barclays Bank PLC	528,000	12/06/10	188,468	170,213	(18,255)
BUY	PLN	Citibank N.A.	965,000	1/27/11	340,418	310,069	(30,349)
BUY	PLN	Deutsche Bank AG	12,397,761	1/27/11	4,326,297	3,983,585	(342,712)
BUY	RUB	HSBC Bank	16,115,000	12/28/10	524,321	509,198	(15,123)

13

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	RUB	JPMorgan Chase Bank N.A.	54,605,000	12/21/10- 12/28/10	$1,775,952	$1,725,457	$(50,495)
BUY	SEK	Citibank N.A.	277,000	1/12/11	41,971	39,335	(2,636)
BUY	SEK	CSFB Foreign Exchange	20,166,924	1/12/11	3,007,251	2,863,760	(143,491)
BUY	SGD	Goldman Sachs International	3,593,000	1/12/11	2,770,602	2,721,248	(49,354)
BUY	THB	HSBC Bank	62,282,000	12/14/10	2,076,067	2,060,476	(15,591)
BUY	THB	JPMorgan Chase Bank N.A.	154,888,000	12/20/10	5,189,093	5,123,483	(65,610)
BUY	TRY	HSBC Bank	8,132,000	2/22/11	5,547,634	5,340,812	(206,822)
BUY	TRY	JPMorgan Chase Bank N.A.	11,559,000	1/16/11- 2/22/11	7,838,442	7,600,030	(238,412)
BUY	TWD	Barclays Bank PLC	13,848,340	12/01/10- 1/27/11	456,134	454,873	(1,261)
BUY	TWD	JPMorgan Chase Bank N.A.	37,861,000	1/27/11	1,246,248	1,243,980	(2,268)
SELL	TWD	Barclays Bank PLC	63,696,000	12/01/10	2,085,658	2,089,593	(3,935)
BUY	ZAR	Barclays Bank PLC	676,000	1/14/11	96,827	94,658	(2,169)

							$(4,311,555)

At November 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $238,547,724)	$247,593,606
Underlying funds, at cost and value	24,092,833
Total investments, at value (identified cost, $262,640,557)	$271,686,439
Receivables for
Forward foreign currency exchange contracts	5,584,769
Investments sold	3,015,048
Fund shares sold	1,100,398
Interest and dividends	3,402,796
Other assets	370
Total assets	$284,789,820
Liabilities
Payables for
Distributions	$194
Forward foreign currency exchange contracts	4,311,555
Investments purchased	4,399,710
Payable to affiliates
Investment adviser	9,050
Shareholder servicing costs	21
Distribution and service fees	45
Administrative services fee	248
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	108,604
Total liabilities	$8,829,443
Net assets	$275,960,377
Net assets consist of
Paid-in capital	$266,017,712
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,313,606
Accumulated net realized gain (loss) on investments and foreign currency transactions	412,530
Accumulated distributions in excess of net investment income	(783,471)
Net assets	$275,960,377
Shares of beneficial interest outstanding	26,336,698

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$491,847	46,916	$10.48
Class B	226,652	21,666	10.46
Class C	284,270	27,183	10.46
Class I	274,534,413	26,200,517	10.48
Class R1	105,504	10,081	10.47
Class R2	105,766	10,101	10.47
Class R3	105,897	10,112	10.47
Class R4	106,028	10,122	10.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.00 [100 / 95.25 x $10.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Period ended 11/30/10 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,331,222
Dividends from underlying funds	14,353
Dividends	3,720
Foreign taxes withheld	(1,763)
Total investment income	$3,347,532
Expenses
Management fee	$734,380
Distribution and service fees	3,271
Shareholder servicing costs	316
Administrative services fee	21,704
Independent Trustees’ compensation	25
Custodian fee	88,556
Shareholder communications	16,667
Auditing fees	16,100
Legal fees	3,356
Miscellaneous	19,994
Total expenses	$904,369
Fees paid indirectly	(398)
Reduction of expenses by investment adviser	(430)
Net expenses	$903,541
Net investment income	$2,443,991
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$3,483,651
Written option transactions	(54,155)
Swap transactions	11,223
Foreign currency transactions	(3,028,189)
Net realized gain (loss) on investments and foreign currency transactions	$412,530
Change in unrealized appreciation (depreciation)
Investments	$9,045,882
Translation of assets and liabilities in foreign currencies	1,267,724
Net unrealized gain (loss) on investments and foreign currency translation	$10,313,606
Net realized and unrealized gain (loss) on investments and foreign currency	$10,726,136
Change in net assets from operations	$13,170,127

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 11/30/10 (c) (unaudited)
From operations
Net investment income	$2,443,991
Net realized gain (loss) on investments and foreign currency transactions	412,530
Net unrealized gain (loss) on investments and foreign currency translation	10,313,606
Change in net assets from operations	$13,170,127
Distributions declared to shareholders
From net investment income	$(3,227,462)
Change in net assets from fund share transactions	$266,017,712
Total change in net assets	$275,960,377
Net assets
At end of period (including accumulated distributions in excess of net investment income of $783,471)	$275,960,377

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.51
Total from investment operations	$0.60
Less distributions declared to shareholders
From net investment income	$(0.12)
Net asset value, end of period	$10.48
Total return (%) (r)(s)(t)	5.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)
Expenses after expense reductions (f)	0.97	(a)
Net investment income	1.76	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$492

See Notes to Financial Statements

18

Financial Highlights – continued

Class B	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.50
Total from investment operations	$0.55
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period	$10.46
Total return (%) (r)(s)(t)	5.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)
Expenses after expense reductions (f)	1.74	(a)
Net investment income	0.94	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$227

Class C	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.50
Total from investment operations	$0.55
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period	$10.46
Total return (%) (r)(s)(t)	5.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)
Expenses after expense reductions (f)	1.73	(a)
Net investment income	0.94	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$284
See Notes to Financial Statements

19

Financial Highlights – continued

Class I	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.50
Total from investment operations	$0.61
Less distributions declared to shareholders
From net investment income	$(0.13)
Net asset value, end of period	$10.48
Total return (%) (r)(s)	6.08	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)
Expenses after expense reductions (f)	0.74	(a)
Net investment income	2.00	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$274,534

Class R1	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.51
Total from investment operations	$0.56
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period	$10.47
Total return (%) (r)(s)	5.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)
Expenses after expense reductions (f)	1.74	(a)
Net investment income	0.92	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$106

See Notes to Financial Statements

20

Financial Highlights – continued

Class R2	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.50
Total from investment operations	$0.58
Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period	$10.47
Total return (%) (r)(s)	5.76	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)
Expenses after expense reductions (f)	1.24	(a)
Net investment income	1.42	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$106

Class R3	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.50
Total from investment operations	$0.59
Less distributions declared to shareholders
From net investment income	$(0.12)
Net asset value, end of period	$10.47
Total return (%) (r)(s)	5.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)
Expenses after expense reductions (f)	0.99	(a)
Net investment income	1.67	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$106

See Notes to Financial Statements

21

Financial Highlights – continued

Class R4	Period ended 11/30/10 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.50
Total from investment operations	$0.60
Less distributions declared to shareholders
From net investment income	$(0.13)
Net asset value, end of period	$10.47
Total return (%) (r)(s)	5.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)
Expenses after expense reductions (f)	0.74	(a)
Net investment income	1.92	(a)
Portfolio turnover	37
Net assets at end of period (000 omitted)	$106

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Bond Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At November 30, 2010, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on

23

Notes to Financial Statements (unaudited) – continued

which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net

24

Notes to Financial Statements (unaudited) – continued

asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,125	$—	$—	$6,125
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	54,710,515	—	54,710,515
Non-U.S. Sovereign Debt	—	177,682,538	—	177,682,538
Corporate Bonds	—	8,624,536	—	8,624,536
Commercial Mortgage-Backed Securities	—	2,717,915	—	2,717,915
Foreign Bonds	—	3,851,977	—	3,851,977
Mutual Funds	24,092,833	—	—	24,092,833
Total Investments	$24,098,958	$247,587,481	$—	$271,686,439

Other Financial Instruments
Forward Currency Contracts	$—	$1,273,214	$—	$1,273,214

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the

25

Notes to Financial Statements (unaudited) – continued

Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Purchased Interest Rate Option	$6,125	$—
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	5,584,769	(4,311,555)
Total		$5,590,894	$(4,311,555)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the period ended November 30, 2010 as reported in the Statement of Operations:

Risk	Swap Transactions	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate Contracts	$11,223	$—	$(54,155)
Foreign Exchange Contracts	—	(3,308,132)	—
Total	$11,223	$(3,308,132)	$(54,155)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the period ended November 30, 2010 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate Contracts	$—	$(16,008)
Foreign Exchange Contracts	1,273,214	—
Total	$1,273,214	$(16,008)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the

27

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as

28

Notes to Financial Statements (unaudited) – continued

realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of continuous linked settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to

29

Notes to Financial Statements (unaudited) – continued

the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

30

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended November 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior period remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

31

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/10
Cost of investments	$263,706,799
Gross appreciation	8,973,715
Gross depreciation	(994,075)
Net unrealized appreciation (depreciation)	$7,979,640

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight

32

Notes to Financial Statements (unaudited) – continued

years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income
Period ended 11/30/10 (c)
Class A	$6,785
Class B	1,334
Class C	1,649
Class I	3,213,246
Class R1	864
Class R2	1,084
Class R3	1,195
Class R4	1,305
Total	$3,227,462

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. Effective October 1, 2010, the investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2011. For the period ended November 30, 2010, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $978 for the period ended November 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

33

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$653
Class B	0.75%	0.25%	1.00%	1.00%	765
Class C	0.75%	0.25%	1.00%	1.00%	929
Class R1	0.75%	0.25%	1.00%	1.00%	528
Class R2	0.25%	0.25%	0.50%	0.50%	264
Class R3	—	0.25%	0.25%	0.25%	132
Total Distribution and Service Fees					$3,271

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended November 30, 2010.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended November 30, 2010, the fund did not pay a fee to MFSC as shareholder servicing agent. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended November 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $316.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended November 30, 2010 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

34

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended November 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $813 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $430, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$92,384,510	$38,263,129
Investments (non-U.S. Government securities)	234,605,230	52,281,289

35

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 11/30/10 (c)
	Shares	Amount
Shares sold
Class A	121,616	$1,274,219
Class B	21,751	226,836
Class C	27,055	282,480
Class I	26,319,183	265,873,806
Class R1	10,014	100,146
Class R2	10,018	100,189
Class R3	10,020	100,210
Class R4	10,022	100,231
	26,529,679	$268,058,117
Shares issued to shareholders in reinvestment of distributions
Class A	565	$6,057
Class B	119	1,266
Class C	128	1,360
Class I	300,253	3,213,246
Class R1	67	718
Class R2	83	895
Class R3	92	985
Class R4	100	1,074
	301,407	$3,225,601
Shares reacquired
Class A	(75,265)	$(829,368)
Class B	(204)	(2,208)
Class I	(418,919)	(4,434,430)
	(494,388)	$(5,266,006)
Net change
Class A	46,916	$450,908
Class B	21,666	225,894
Class C	27,183	283,840
Class I	26,200,517	264,652,622
Class R1	10,081	100,864
Class R2	10,101	101,084
Class R3	10,112	101,195
Class R4	10,122	101,305
	26,336,698	$266,017,712

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

36

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2020 Fund, and MFS Lifetime Retirement Income Fund were the owners of record of approximately 41%, 34%, 20%, 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread. The fund had no significant borrowings during the period.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	154,332,615	130,239,782	24,092,833

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,353	$24,092,833

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In April 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on fees it charges to institutional accounts managed in a style similar to the Fund, and (iii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2009 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (ii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would

38

Board Review of Investment Advisory Agreement – continued

provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate was above the Lipper expense group median and total expense ratio were approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that while the Fund’s proposed advisory fee rate schedule is not subject to any breakpoints, the Trustees intend to consider the implementation of one or more breakpoints from time to time based, among other things, on anticipated asset growth. At a subsequent meeting in July 2010, MFS agreed to the Trustees’ recommendation to reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, which may not be changed without the Trustees’ approval.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

39

Board Review of Investment Advisory Agreement – continued

Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

41

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: January 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2011

*	Print name and title of each signing officer under his or her signature.